UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

Arden Alternative Strategies Fund
Arden Alternative Strategies II

Series of Arden Investment Series Trust

April 30, 2014

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS
APRIL 30, 2014 (Unaudited)

Portfolio By Type of Security

	Long	Short
Common Stocks	85.3%	(41.6)%
Master Limited Partnerships	0.9	—
Preferred Stock	0.2	—
Exchange Traded Funds	0.4	(25.3)
Mutual Funds	0.3	—
Agency CMO	0.2	—
Corporate Bonds	14.4	(3.6)
Municipal Bonds	1.3	—
Sovereign Governments	0.6	—
U.S. Government Securities	1.3	(2.0)
Warrants	0.1	—
Purchased Options	0.2	—
Written Options	—	0.0
Other Assets less Liabilities*	67.3	—
Total	172.5	(72.5)
*	Please refer to the Statements of Assets and Liabilities for additional details.
1

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS — 85.3%

Aerospace & Defense — 0.9%
Aerovironment, Inc.(a)*	586	$19,789
B/E Aerospace, Inc.(a)*	17,648	1,548,965
Curtiss-Wright Corp.(a)	3,891	248,791
Esterline Technologies Corp.*	5,161	562,652
L-3 Communications Holdings, Inc.(e)	22,941	2,646,703
Lockheed Martin Corp.	5,600	919,184
Northrop Grumman Corp.	5,600	680,456
Raytheon Co.	13,300	1,269,884
Rockwell Collins, Inc.(a)	6,958	540,289
Textron, Inc.	3,600	147,240
TransDigm Group, Inc.(a)	6,795	1,208,627
United Technologies Corp.(e)	3,958	468,350
		10,260,930
Air Freight & Logistics — 1.0%
FedEx Corp.(a)(e)	44,761	6,098,686
United Parcel Service, Inc., Class B	48,954	4,821,969
		10,920,655
Airlines — 0.7%
Alaska Air Group, Inc.	2,400	225,792
Allegiant Travel Co.	5,572	654,432
American Airlines Group, Inc.*	121,916	4,275,594
Copa Holdings S.A., Class A	1,200	162,336
Delta Air Lines, Inc.	21,403	788,273
Gol Linhas Aereas Inteligentes S.A. (ADR)*	88,532	575,458
Republic Airways Holdings, Inc.*	22,940	190,631
Southwest Airlines Co.	25,800	623,586
Spirit Airlines, Inc.*	2,580	146,647
United Continental Holdings, Inc.*	2,400	98,088
		7,740,837
Auto Components — 0.9%
Allison Transmission Holdings, Inc.	84,689	2,527,120
Cooper Tire & Rubber Co.	7,742	194,711
Cooper-Standard Holding, Inc.*	8,506	576,282
Delphi Automotive plc	13,594	908,623

	SHARES	VALUE

Auto Components (continued)
Goodyear Tire & Rubber Co./The	8,100	$204,120
Lear Corp.	15,104	1,254,538
Motorcar Parts of America, Inc.*	18,160	498,310
Stoneridge, Inc.*	9,427	100,775
Tenneco, Inc.(a)*	8,689	520,210
Tower International, Inc.*	15,718	437,118
TRW Automotive Holdings Corp.(a)*	32,561	2,616,276
		9,838,083
Automobiles — 1.2%
Ford Motor Co.	28,600	461,890
General Motors Co.	350,015	12,068,517
Harley-Davidson, Inc.(e)	8,770	648,454
		13,178,861
Banks — 3.4%
Ameris Bancorp*	5,715	121,558
Bank of America Corp.	135,500	2,051,470
Bank of Hawaii Corp.(a)	588	32,440
Bank of Montreal	1,476	101,755
CIT Group, Inc.	29,588	1,273,763
City National Corp./ CA(a)(e)	2,493	180,917
Comerica, Inc.(a)	50,640	2,442,874
Cullen/Frost Bankers, Inc.(a)(e)	11,399	870,998
Danske Bank A/S	180,738	5,106,352
East West Bancorp, Inc.	3,270	112,848
First BanCorp*	22,080	113,491
HDFC Bank Ltd. (ADR)	23,671	948,024
ICICI Bank Ltd. (ADR)	23,071	984,440
JPMorgan Chase & Co.	48,600	2,720,628
KeyCorp	46,508	634,369
M&T Bank Corp.(e)	49,183	6,000,818
OFG Bancorp	8,029	136,975
Pacific Premier Bancorp, Inc.*	5,667	77,354
PNC Financial Services Group, Inc./The(a)(e)	47,507	3,992,488
Prosperity Bancshares, Inc.(a)(e)	4,172	246,148
Regions Financial Corp.	206,300	2,091,882
Signature Bank/NY(a)*	6,131	728,485
SunTrust Banks, Inc.(a)	14,684	561,810
SVB Financial Group(a)*	11,021	1,175,830
Wells Fargo & Co.(a)	81,106	4,026,102

See Accompanying Notes to the Financial Statements.

2

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Banks (continued)
Wintrust Financial Corp.(a)(e)	4,012	$179,818
Zions Bancorp.(a)(e)	41,489	1,199,862
		38,113,499
Beverages — 2.3%
Anheuser-Busch InBev N.V. (ADR)(a)	60,557	6,408,142
Brown-Forman Corp., Class B(e)	58,507	5,249,248
Coca-Cola Co./The	132,800	5,416,912
Coca-Cola Enterprises, Inc.(a)	29,774	1,352,930
Cott Corp.	233,207	1,893,641
Diageo plc (ADR)(e)	32,692	4,013,924
Dr Pepper Snapple Group, Inc.(e)	6,371	353,081
PepsiCo, Inc.	9,462	812,691
		25,500,569
Biotechnology — 0.7%
Biogen Idec, Inc.*	4,706	1,351,187
Celgene Corp.(a)*	11,480	1,687,675
Gilead Sciences, Inc.*	17,953	1,409,131
Incyte Corp. Ltd.*	6,072	294,856
MiMedx Group, Inc.*	17,205	99,445
Nanosphere, Inc.*	62,192	106,349
Pharmacyclics, Inc.(e)*	14,147	1,338,023
United Therapeutics Corp.(a)(e)*	14,490	1,449,145
Venaxis, Inc.*	24,603	51,420
		7,787,231
Building Products — 0.7%
Armstrong World Industries, Inc.(a)*	10,133	532,590
Builders FirstSource, Inc.*	27,149	213,120
Lennox International, Inc.	8,506	713,058
Norcraft Cos., Inc.*	6,212	98,647
Nortek, Inc.*	1,571	129,073
Owens Corning	44,500	1,817,825
Ply Gem Holdings, Inc.*	107,095	1,365,461
USG Corp.(a)*	97,200	2,902,392
		7,772,166
Capital Markets — 1.4%
Affiliated Managers Group, Inc.(a)*	6,681	1,324,174
American Capital Ltd.*	72,843	1,091,916
Ameriprise Financial, Inc.(a)	12,494	1,394,705
Apollo Investment Corp.	18,925	151,211
	SHARES	VALUE

Capital Markets (continued)
Ares Capital Corp.	135,666	$2,329,385
Bank of New York Mellon Corp./The	6,847	231,908
BlackRock, Inc.(a)	4,554	1,370,754
Charles Schwab Corp./The(a)	73,278	1,945,531
Deutsche Bank AG	1,500	66,045
Goldman Sachs Group, Inc./The(e)	7,606	1,215,591
Morgan Stanley	44,759	1,384,396
Safeguard Scientifics, Inc.*	6,882	144,591
T Rowe Price Group, Inc.(a)	16,732	1,374,199
Waddell & Reed Financial, Inc., Class A(a)	20,542	1,385,558
		15,409,964
Chemicals — 4.4%
Air Products & Chemicals, Inc.(a)(e)	90,079	10,586,084
Airgas, Inc.(e)	12,218	1,298,285
Akzo Nobel N.V.	49,555	3,814,945
American Vanguard Corp.	73,200	1,303,692
Axiall Corp.	64,550	3,008,030
Cabot Corp.(e)	1,685	97,393
Dow Chemicals Co./The	12,000	598,800
Ecolab, Inc.(a)	52,681	5,512,540
FMC Corp.(e)	17,972	1,383,844
International Flavors & Fragrances, Inc.	664	65,417
LyondellBasell Industries N.V., Class A	6,500	601,250
Methanex Corp.	35,764	2,217,368
Mosaic Co./The(a)	27,407	1,371,446
OMNOVA Solutions, Inc.*	149,951	1,367,553
PPG Industries, Inc.	3,759	727,818
Praxair, Inc.(a)	7,981	1,041,920
Rockwood Holdings, Inc.(a)	17,600	1,250,480
RPM International, Inc.(a)	3,928	167,568
Scotts Miracle-Gro Co./The, Class A(a)(e)	2,612	159,881
Sherwin-Williams Co./The	23,252	4,646,680
Taminco Corp.*	57,961	1,164,436
Valspar Corp./The(a)	12,056	880,570
W.R. Grace & Co.*	76,295	7,026,769
		50,292,769
Commercial Services & Supplies — 1.5%
Cenveo, Inc.*	31,893	98,549
Copart, Inc.(a)*	8,102	293,860

See Accompanying Notes to the Financial Statements.

3

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Commercial Services & Supplies (continued)
Deluxe Corp.	17,289	$950,031
Ennis, Inc.	8,142	121,804
InnerWorkings, Inc.*	12,002	86,415
Iron Mountain, Inc.	10,348	294,297
KAR Auction Services, Inc.	16,631	495,271
Pitney Bowes, Inc.(a)(e)	10,400	278,720
Progressive Waste Solutions Ltd.	70,000	1,705,900
R.R. Donnelley & Sons Co.(e)	132,924	2,339,462
Republic Services, Inc.	95,000	3,333,550
SP Plus Corp.*	84,665	2,067,519
Tetra Tech, Inc.*	5,304	152,066
Tyco International Ltd.	123,880	5,066,692
		17,284,136
Communications Equipment — 0.4%
Cisco Systems, Inc.	22,600	522,286
Extreme Networks, Inc.*	34,123	195,184
Finisar Corp.*	6,021	157,449
Harris Corp.(e)	13,137	965,832
Juniper Networks, Inc.*	35,805	884,026
Polycom, Inc.(a)(e)*	31,951	392,997
QUALCOMM, Inc.(a)	17,431	1,371,994
ViaSat, Inc.(a)(e)*	1,175	75,447
Zhone Technologies, Inc.*	49,595	137,378
		4,702,593
Construction & Engineering — 0.8%
Fluor Corp.	6,900	522,330
Granite Construction, Inc.	9,462	353,690
Great Lakes Dredge & Dock Corp.*	190,602	1,644,895
KBR, Inc.	63,206	1,603,536
Quanta Services, Inc.*	117,800	4,155,984
Tutor Perini Corp.*	18,290	541,384
		8,821,819
Construction Materials — 0.2%
Holcim Ltd.*	14,868	1,361,619
US Concrete, Inc.*	3,441	84,718
Vulcan Materials Co.(a)	21,363	1,378,554
		2,824,891
Consumer Finance — 0.8%
Capital One Financial Corp.(a)	26,319	1,944,974
Consumer Portfolio Services, Inc.*	10,727	74,875
Discover Financial Services	11,100	620,490
	SHARES	VALUE

Consumer Finance (continued)
Encore Capital Group, Inc.*	10,036	$433,756
Ezcorp, Inc., Class A*	6,165	64,301
Nelnet, Inc., Class A	11,116	469,762
SLM Corp.	203,000	5,227,250
		8,835,408
Containers & Packaging — 2.0%
Avery Dennison Corp.(a)	18,387	894,711
Berry Plastics Group, Inc.*	27,595	620,612
Crown Holdings, Inc.*	63,000	2,971,710
Graphic Packaging Holding Co.*	648,141	6,649,927
Greif, Inc., Class A	45,000	2,438,550
MeadWestvaco Corp.(e)	8,363	326,742
Packaging Corp of America	30,977	2,063,997
Rock Tenn Co., Class A	33,687	3,220,814
Sealed Air Corp.(a)	3,151	108,111
Sonoco Products Co.(a)(e)	73,982	3,113,163
		22,408,337
Distributors — 0.0%†
LKQ Corp.*	5,878	171,167

Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.(e)*	5,644	243,369
H&R Block, Inc.(a)(e)	41,141	1,169,227
Sotheby’s(a)(e)	20,056	843,556
Steiner Leisure Ltd.*	2,724	117,595
		2,373,747
Diversified Financial Services — 1.5%
ING Groep N.V. (CVA)*	281,151	3,992,211
Leucadia National Corp.(a)	294,500	7,515,640
Moody’s Corp.	44,887	3,523,630
Rescap Liquidating Trust(a)*	127,887	1,943,882
		16,975,363
Diversified Telecommunication Services — 0.8%
BCE, Inc.(a)	3,302	147,071
Level 3 Communications, Inc.*	9,895	425,782
Telefonica Brasil S.A. (ADR)(e)	24,958	529,110
Verizon Communications, Inc.(a)(e)	168,165	7,858,350
Vonage Holdings Corp.*	111,455	427,987
		9,388,300

See Accompanying Notes to the Financial Statements.

4

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Electric Utilities — 0.4%
Cia Energetica de Minas Gerais (ADR)(e)	24,195	$182,431
Edison International(a)	24,013	1,358,175
Entergy Corp.(e)	18,778	1,361,405
FirstEnergy Corp.	1,359	45,866
ITC Holdings Corp.(e)	6,930	256,202
OGE Energy Corp.(a)	5,563	207,667
PPL Corp.(a)	40,700	1,356,938
		4,768,684
Electrical Equipment — 1.6%
ABB Ltd.*	159,677	3,835,441
Acuity Brands, Inc.(a)(e)	11,046	1,376,000
AMETEK, Inc.(a)	23,565	1,242,347
Eaton Corp. plc	23,750	1,725,200
Emerson Electric Co.(a)	27,281	1,860,019
EnerSys, Inc.(e)	68,523	4,630,784
General Cable Corp.(e)	19,281	493,979
Hubbell, Inc., Class B	4,444	523,148
PowerSecure International, Inc.*	7,455	165,725
Regal-Beloit Corp.(a)	11,064	826,813
Roper Industries, Inc.(a)	8,154	1,132,998
		17,812,454
Electronic Equipment, Instruments & Components — 0.5%
Aeroflex Holding Corp.*	7,995	61,162
Amphenol Corp., Class A(a)	14,409	1,373,898
Arrow Electronics, Inc.(a)*	4,327	245,557
Avnet, Inc.(a)	22,908	988,022
Belden, Inc.(a)(e)	523	38,603
Checkpoint Systems, Inc.*	48,560	620,111
Coherent, Inc.*	2,294	136,975
FEI Co.(e)	8,027	638,307
Flextronics International Ltd.*	34,410	309,346
Jabil Circuit, Inc.(a)(e)	8,013	138,304
Methode Electronics, Inc.	5,161	143,166
Neonode, Inc.*	17,778	95,112
Netlist, Inc.*	31,027	50,264
Parametric Sound Corp.*	9,177	84,520
Zebra Technologies Corp., Class A(a)*	7,343	509,898
		5,433,245
Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc.(a)*	5,588	276,941
Baker Hughes, Inc.(a)	34,180	2,389,182
Bristow Group, Inc.(a)(e)	3,784	290,611
	SHARES	VALUE

Energy Equipment & Services (continued)
Cameron International Corp.*	155,308	$10,088,808
Dril-Quip, Inc.(a)*	840	95,021
Exterran Holdings, Inc.(a)	1,980	85,180
FMC Technologies, Inc.*	5,567	315,649
Halliburton Co.	75,430	4,757,370
Helmerich & Payne, Inc.	9,100	988,715
Hornbeck Offshore Services, Inc.(e)*	150,165	6,221,336
Nabors Industries Ltd.	27,000	689,040
Noble Corp. plc(a)	70,255	2,164,556
Ocean Rig UDW, Inc.*	171,989	2,837,818
Oceaneering International, Inc.(a)(e)	16,311	1,195,270
Oil States International, Inc.(a)*	12,941	1,257,089
Superior Energy Services, Inc.	44,000	1,448,480
Unit Corp.(a)*	8,379	552,595
Vantage Drilling Co.(a)*	619,240	1,034,131
		36,687,792
Food & Staples Retailing — 1.6%
Andersons, Inc./The(a)(e)	1,705	106,204
Cia Brasileira de Distribuicao (ADR)	4,009	190,668
Costco Wholesale Corp.(e)	47,562	5,501,972
CVS Caremark Corp.	18,630	1,354,774
Kroger Co./The(e)	18,371	845,801
Pantry, Inc./The*	15,146	227,796
United Natural Foods, Inc.(a)(e)*	6,174	426,191
Walgreen Co.	51,323	3,484,832
Wal-Mart Stores, Inc.(a)	69,276	5,521,990
Whole Foods Market, Inc.(e)	205	10,188
		17,670,416
Food Products — 1.5%
Archer-Daniels-Midland Co.	20,800	909,584
Bunge Ltd.	13,391	1,066,593
ConAgra Foods, Inc.(e)	24,584	750,058
Darling International, Inc.(e)*	14,242	284,982
Hershey Co./The	14,237	1,370,169
Hillshire Brands Co./The	51,610	1,839,896
Hormel Foods Corp.	14,101	672,477
JM Smucker Co./The(a)	11,172	1,080,109
Keurig Green Mountain, Inc.	3,131	293,312

See Accompanying Notes to the Financial Statements.

5

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Food Products (continued)
Lindt & Spruengli AG	62	$3,616,021
Mead Johnson Nutrition Co.(e)	15,688	1,384,623
Mondelez International, Inc., Class A	105,700	3,768,205
Tyson Foods, Inc., Class A	9,000	377,730
		17,413,759
Gas Utilities — 0.2%
AGL Resources, Inc.(a)(e)	16,879	911,466
National Fuel Gas Co.(a)(e)	12,121	892,591
Questar Corp.(a)	16,240	394,307
UGI Corp.(a)	10,861	507,100
		2,705,464
Health Care Equipment & Supplies — 1.3%
Alere, Inc.*	85,178	2,844,945
Align Technology, Inc.(a)(e)*	8,904	448,673
Baxter International, Inc.	4,168	303,389
Becton Dickinson and Co.(a)(e)	34,713	3,923,610
Boston Scientific Corp.*	83,471	1,052,569
Cardica, Inc.*	17,600	18,832
Cooper Cos., Inc./The(a)(e)	10,192	1,344,427
Covidien plc(a)	19,289	1,374,341
CR Bard, Inc.(e)	2,903	398,669
Haemonetics Corp.*	39,600	1,202,256
IDEXX Laboratories, Inc.(e)*	1,499	189,534
Medtronic, Inc.	10,323	607,199
St Jude Medical, Inc.(a)	46	2,920
Stryker Corp.(e)	5,018	390,149
Synergetics USA, Inc.*	6,900	22,977
TearLab Corp.*	17,205	74,326
Teleflex, Inc.(a)(e)	2,205	225,108
Thoratec Corp.(a)(e)*	5,977	195,926
Trinity Biotech plc (ADR)	10,205	250,124
West Pharmaceutical Services, Inc.(a)	1,552	67,326
		14,937,300
Health Care Providers & Services — 1.2%
Addus HomeCare Corp.*	8,050	174,041
Aetna, Inc.	11,700	835,965
Brookdale Senior Living, Inc.(a)*	23,394	744,865
Cardinal Health, Inc.(a)	34,403	2,391,353
Catamaran Corp.*	7,168	270,592
Cigna Corp.	3,516	281,421
HCA Holdings, Inc.*	3,700	192,400
Humana, Inc.	10,251	1,125,047
	SHARES	VALUE

Health Care Providers & Services (continued)
Laboratory Corp of America Holdings(e)*	13,856	$1,367,587
LifePoint Hospitals, Inc.*	11,556	646,211
McKesson Corp.(a)	8,124	1,374,500
MEDNAX, Inc.(e)*	12,535	742,699
Patterson Cos., Inc.	11,183	455,148
Providence Service Corp./The*	2,466	100,144
Quest Diagnostics, Inc.	14,087	787,886
UnitedHealth Group, Inc.	8,029	602,496
US Physical Therapy, Inc.	3,006	92,735
VCA Antech, Inc.(a)*	8,002	245,101
WellPoint, Inc.(e)	9,526	959,078
		13,389,269
Health Care Technology — 0.0%†
Icad, Inc.*	11,671	101,304
MedAssets, Inc.*	10,323	235,674
Quality Systems, Inc.(a)	8,567	126,535
Simulations Plus, Inc.	229	1,385
		464,898
Hotels, Restaurants & Leisure — 1.8%
Bally Technologies, Inc.(a)*	9,563	622,647
BJ’s Restaurants, Inc.*	7,885	225,117
Buffalo Wild Wings, Inc.(a)*	11,446	1,672,490
Century Casinos, Inc.*	22,291	132,631
Darden Restaurants, Inc.	18,900	939,519
Domino’s Pizza, Inc.	51,024	3,795,165
Hyatt Hotels Corp., Class A(a)*	1,576	88,697
International Game Technology	125,000	1,568,750
Jack in the Box, Inc.*	762	40,797
Las Vegas Sands Corp.	5,400	427,302
Life Time Fitness, Inc.(e)*	1,230	59,040
McDonald’s Corp.	23,900	2,422,982
Melco Crown Entertainment Ltd. (ADR)	10,136	346,448
Pinnacle Entertainment, Inc.(a)*	1,704	39,652
Six Flags Entertainment Corp.(a)	9,025	362,264
Speedway Motorsports, Inc.	3,096	56,316
Starbucks Corp.(a)	30,052	2,122,272
Starwood Hotels & Resorts Worldwide, Inc.(a)	10,923	837,248
Wyndham Worldwide Corp.(a)	36,423	2,598,417

See Accompanying Notes to the Financial Statements.

6

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.(a)	23,843	$1,835,673
		20,193,427
Household Durables — 0.7%
KB Home	13,620	224,866
Mohawk Industries, Inc.(a)*	40,292	5,335,064
PulteGroup, Inc.	700	12,873
Toll Brothers, Inc.*	3,500	119,840
Whirlpool Corp.(a)	11,966	1,835,345
		7,527,988
Household Products — 0.7%
Central Garden and Pet Co.*	54,900	446,337
Central Garden and Pet Co., Class A*	74,200	613,634
Colgate-Palmolive Co.	38,775	2,609,558
Energizer Holdings, Inc.(e)	12,496	1,395,678
Procter & Gamble Co./The	35,200	2,905,760
		7,970,967
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp.*	182,700	4,189,311
NRG Energy, Inc.	211,839	6,931,372
		11,120,683
Industrial Conglomerates — 0.3%
3M Co.(e)	8,844	1,230,112
Danaher Corp.	6,165	452,388
General Electric Co.	51,110	1,374,348
Koninklijke Philips Electronics N.V. (NYRS)	8,596	274,728
Siemens AG (ADR)(a)	4,503	593,630
		3,925,206
Insurance — 2.4%
Aflac, Inc.(a)	1,208	75,766
American Financial Group, Inc./OH(a)	5,274	308,160
American International Group, Inc.	199,154	10,581,052
Aon plc	8,668	735,740
Arch Capital Group Ltd.(a)*	10,707	613,725
Arthur J Gallagher & Co.	1,100	49,522
Assured Guaranty Ltd.	7,885	188,530
Axis Capital Holdings Ltd.(a)	11,365	519,949
Cincinnati Financial Corp.(e)	10,795	526,148
Hartford Financial Services Group, Inc./The	155,900	5,592,133
HCI Group, Inc.	4,787	185,161
	SHARES	VALUE

Insurance (continued)
Lincoln National Corp.	8,004	$388,274
Loews Corp.	4,403	193,600
Maiden Holdings Ltd.	20,490	241,782
MBIA, Inc.*	24,230	293,667
MetLife, Inc.	9,554	500,152
National Western Life Insurance Co., Class A	220	51,315
PartnerRe Ltd.(a)	7,374	777,220
Principal Financial Group, Inc.(a)	44,697	2,093,607
Prudential Financial, Inc.	8,456	682,230
Reinsurance Group of America, Inc.(a)	26,797	2,055,598
Travelers Cos., Inc./The	4,243	384,331
United Insurance Holdings Corp.	10,323	157,426
Validus Holdings Ltd.(a)	5,683	210,669
Insurance (continued)
WR Berkley Corp.(a)	6,550	289,772
		27,695,529
Internet & Catalog Retail — 1.7%
Expedia, Inc.(a)	4,158	295,176
Groupon, Inc.*	973,950	6,807,911
Liberty Interactive Corp., Class A*	179,927	5,228,679
Liberty Ventures*	34,759	2,017,412
Netflix, Inc.(a)*	4,279	1,378,009
Priceline Group, Inc./The*	1,586	1,836,192
Shutterfly, Inc.(a)(e)*	32,566	1,332,926
		18,896,305
Internet Software & Services — 2.4%
Akamai Technologies, Inc.(a)*	22,957	1,218,328
Angie’s List, Inc.*	10,323	116,753
CoStar Group, Inc.*	3,477	559,415
Dealertrack Technologies, Inc.(a)(e)*	12,467	569,617
eBay, Inc.*	6,882	356,694
Equinix, Inc.*	89,831	16,871,160
Global Eagle Entertainment, Inc.*	37,151	409,775
Google, Inc., Class A*	6,839	3,658,044
Google, Inc., Class C*	430	226,464
IAC/InterActiveCorp(a)	20,508	1,359,270
Perion Network Ltd.*	13,280	143,557
SINA Corp./China(a)*	28,192	1,347,578
		26,836,655

See Accompanying Notes to the Financial Statements.

7

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

IT Services — 2.0%
Acxiom Corp.*	3,727	$105,251
Alliance Data Systems Corp.(a)(e)*	5,706	1,380,281
Amdocs Ltd.(a)	11,936	555,382
Automatic Data Processing, Inc.(a)	3,550	276,758
Broadridge Financial Solutions, Inc.(a)	13,088	501,794
CACI International, Inc., Class A(e)*	12,940	901,271
Cardtronics, Inc.*	100,804	3,374,918
Cognizant Technology Solutions Corp., Class A*	35,199	1,686,208
Computer Sciences Corp.(a)	24,272	1,436,417
EPAM Systems, Inc.*	3,871	120,504
Euronet Worldwide, Inc.(e)*	6,735	309,743
Fidelity National Information Services, Inc.(a)	22,631	1,209,174
Fiserv, Inc.(e)*	23,128	1,405,720
Global Payments, Inc.	7,309	488,461
Heartland Payment Systems, Inc.(e)	6,566	268,812
Jack Henry & Associates, Inc.	4,077	224,887
MasterCard, Inc., Class A(e)	81,290	5,978,880
MAXIMUS, Inc.(a)	2,102	89,482
NeuStar, Inc., Class A(a)(e)*	21,997	565,763
Newtek Business Services, Inc.*	2,215	6,113
Planet Payment, Inc.*	31,032	81,614
Sykes Enterprises, Inc.*	12,574	248,839
TeleTech Holdings, Inc.*	6,430	155,156
Visa, Inc., Class A	4,047	819,963
		22,191,391
Leisure Products — 0.3%
Brunswick Corp./DE(a)(e)	3,536	142,112
Hasbro, Inc.	20,700	1,143,882
Malibu Boats, Inc., Class A*	14,717	327,600
Mattel, Inc.	35,400	1,388,211
Polaris Industries, Inc.	2,059	276,586
		3,278,391
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.(a)*	11,896	639,053
Covance, Inc.*	2,944	259,897
Enzo Biochem, Inc.*	15,484	65,033
ICON plc*	9,173	355,637
Illumina, Inc.*	4,478	608,336
		1,927,956

	SHARES	VALUE

Machinery — 2.8%
Actuant Corp., Class A(a)	4,693	$158,905
Briggs & Stratton Corp.	180,558	3,858,524
Caterpillar, Inc.	13,600	1,433,440
Crane Co.(a)	8,131	591,368
Donaldson Co., Inc.(a)	4,624	194,624
Flowserve Corp.	14,317	1,045,857
Graco, Inc.	6,781	491,623
Harsco Corp.	6,308	150,950
IDEX Corp.(e)	15,874	1,183,724
Illinois Tool Works, Inc.	16,146	1,376,124
Ingersoll-Rand plc	23,238	1,389,632
ITT Corp.	15,599	672,941
MFRI, Inc.*	3,902	42,493
Pall Corp.(a)(e)	16,347	1,375,600
Parker Hannifin Corp.(a)	10,875	1,379,820
Rexnord Corp.*	5,161	138,005
SPX Corp.(a)	7,324	745,876
Stanley Black & Decker, Inc.(a)	16,137	1,386,007
Timken Co./The	47,707	3,009,358
Toro Co./The(a)	51,779	3,290,038
Trinity Industries, Inc.	33,900	2,544,534
Volvo AB, Class B	271,736	4,283,618
Wartsila OYJ Abp	24,922	1,387,862
Xerium Technologies, Inc.*	6,751	91,138
		32,222,061
Marine — 0.0%†
Safe Bulkers, Inc.	14,050	114,086

Media — 4.9%
CBS Corp., Class B(a)	177,219	10,236,169
Charter Communications, Inc., Class A*	6,670	903,985
Cogeco Cable, Inc.	52,657	2,882,551
Comcast Corp., Class A	59,727	3,091,470
Cumulus Media, Inc., Class A*	18,352	117,636
Discovery Communications, Inc., Class A(a)*	12,208	926,587
DISH Network Corp., Class A*	140,206	7,972,113
Gannett Co., Inc.	3,100	84,227
Grupo Televisa SAB (ADR)(e)	41,947	1,376,281
Liberty Global plc*	158,579	6,094,191
Liberty Global plc, Class A*	16,022	637,996
Liberty Media Corp., Class A(a)*	44,630	5,788,957

See Accompanying Notes to the Financial Statements.

8

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Media (continued)
MDC Partners, Inc., Class A	3,154	$77,021
Scripps Networks Interactive, Inc., Class A(a)	5,371	403,201
Sirius XM Holdings, Inc.*	413,291	1,318,398
Time Warner Cable, Inc.	29,600	4,187,216
Time Warner, Inc.(a)	32,895	2,186,202
Tribune Co.*	25,500	1,982,625
Walt Disney Co./The	47,414	3,761,827
WPP plc	57,736	1,241,914
		55,270,567
Metals & Mining — 1.3%
Alcoa, Inc.(e)	111,859	1,506,741
BHP Billiton plc (ADR)(a)(e)	4,119	266,499
Cia de Minas Buenaventura S.A. (ADR)(a)	34,755	451,815
Compass Minerals International, Inc.(a)	1,740	159,384
Constellium N.V., Class A*	106,400	3,247,328
Freeport-McMoRan Copper & Gold, Inc.(a)	56,309	1,935,340
Goldcorp, Inc.	14,440	356,957
Newmont Mining Corp.(a)	54,706	1,358,350
Reliance Steel & Aluminum Co.(a)	13,740	973,067
ThyssenKrupp AG*	147,996	4,213,213
United States Steel Corp.(a)(e)	4,205	109,414
Worthington Industries, Inc.(a)	6,899	253,883
		14,831,991
Multiline Retail — 1.3%
Dillard’s, Inc., Class A	2,867	280,765
Dollar General Corp.*	117,097	6,608,955
Dollar Tree, Inc.(a)*	34,571	1,800,112
Family Dollar Stores, Inc.(a)	61,464	3,611,010
J.C. Penney Co., Inc.(a)*	74,022	630,667
Macy’s, Inc.	28,900	1,659,727
		14,591,236
Multi-Utilities — 0.3%
Black Hills Corp.(a)(e)	800	46,200
Consolidated Edison, Inc.(a)	4,927	285,914
Dominion Resources, Inc.(e)	18,889	1,370,208
NiSource, Inc.	8,431	306,214
Sempra Energy(a)	13,867	1,367,425
Vectren Corp.(a)	2,338	94,852
		3,470,813
	SHARES	VALUE

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.(a)	63,571	$6,294,800
Antero Resources Corp.*	70,500	4,629,735
Apache Corp.	79,030	6,859,804
Bellatrix Exploration Ltd.*	14,289	138,889
Chesapeake Energy Corp.	27,200	782,000
Cimarex Energy Co.(a)	11,320	1,348,438
Cobalt International Energy, Inc.*	13,589	244,602
Concho Resources, Inc.(a)*	10,474	1,366,333
ConocoPhillips	18,300	1,359,873
CONSOL Energy, Inc.(a)	25,132	1,118,625
Cosan Ltd., Class A(e)	9,779	118,619
Delek US Holdings, Inc.	2,100	67,179
Devon Energy Corp.	19,034	1,332,380
Diamondback Energy, Inc.*	1,147	82,515
Energen Corp.(a)	17,284	1,346,596
Energy XXI Bermuda Ltd.(a)	1,956	46,807
EOG Resources, Inc.(a)	20,349	1,994,202
EQT Corp.(a)	12,624	1,375,890
Gran Tierra Energy, Inc.*	82,877	592,571
Halcon Resources Corp.*	239,500	1,322,040
Hess Corp.	2,937	261,863
HollyFrontier Corp.	6,800	357,612
Ithaca Energy, Inc.*	30,007	78,847
Kinder Morgan Management LLC*	5,271	380,547
Marathon Oil Corp.	57,450	2,076,818
Marathon Petroleum Corp.	16,900	1,570,855
Midstates Petroleum Co., Inc.*	116,900	689,710
Newfield Exploration Co.(a)*	17,623	596,539
PBF Energy, Inc., Class A	4,874	150,022
PDC Energy, Inc.(a)(e)*	9,653	614,607
Peabody Energy Corp.(e)	56,569	1,075,377
Penn Virginia Corp.*	8,602	143,137
Phillips 66	12,100	1,006,962
Pioneer Natural Resources Co.(a)	6,980	1,349,025
Range Resources Corp.	3,581	323,901
Rosetta Resources, Inc.(a)(e)*	23,617	1,118,029
Royal Dutch Shell plc (ADR)	35	2,756
Sasol Ltd. (ADR)(a)(e)	25	1,385
Scorpio Tankers, Inc.	16,058	144,683
SM Energy Co.(a)	17,465	1,294,680
Swift Energy Co.*	12,043	148,490

See Accompanying Notes to the Financial Statements.

9

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Teekay Corp.(a)	28,215	$1,583,144
Tesoro Corp.	11,900	669,851
Valero Energy Corp.	45,800	2,618,386
Vertex Energy, Inc.*	15,771	128,218
Western Refining, Inc.	2,400	104,400
Whiting Petroleum Corp.(a)*	22,704	1,673,739
World Fuel Services Corp.	5,735	261,172
		52,846,653
Paper & Forest Products — 0.0%†
International Paper Co.	9,200	429,180
Personal Products — 0.0%†
Coty, Inc., Class A	17,205	276,140
Herbalife Ltd.	800	47,984
		324,124
Pharmaceuticals — 4.1%
Actavis plc*	63,800	13,036,254
Allergan, Inc.	16,738	2,775,830
AstraZeneca plc (ADR)	14,702	1,162,193
Bristol-Myers Squibb Co.	26,843	1,344,566
Dr Reddy’s Laboratories Ltd. (ADR)(a)(e)	7,585	341,856
Endo International plc(a)*	84,162	5,297,577
Hospira, Inc.*	17,990	823,942
Jazz Pharmaceuticals plc*	2,437	328,751
Johnson & Johnson	13,937	1,411,679
Mallinckrodt plc(a)*	91,422	6,511,989
Mylan, Inc./PA*	50,362	2,557,382
Novartis AG (ADR)(e)	15,832	1,376,434
Pfizer, Inc.	130,158	4,071,342
Salix Pharmaceuticals Ltd.*	2,200	242,000
Supernus Pharmaceuticals, Inc.*	40,295	330,822
Teva Pharmaceutical Industries Ltd. (ADR)(a)	66,360	3,242,350
Valeant Pharmaceuticals International, Inc.(a)*	10,242	1,369,458
		46,224,425
Professional Services — 0.5%
Dun & Bradstreet Corp./ The(a)	3,977	440,492
IHS, Inc., Class A*	937	113,030
Manpowergroup, Inc.	22,562	1,835,193
Towers Watson & Co., Class A	25,267	2,835,463
TrueBlue, Inc.*	5,161	138,057
	SHARES	VALUE

Professional Services (continued)
Verisk Analytics, Inc., Class A(a)*	14,173	$851,656
		6,213,891
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	15,842	1,323,124
Ashford Hospitality Trust, Inc.	18,352	188,292
Cherry Hill Mortgage Investment Corp.	5,282	100,252
CommonWealth REIT	34,920	887,317
Crown Castle International Corp.	25,022	1,819,850
CyrusOne, Inc.	9,462	189,240
Geo Group, Inc./The	84,400	2,829,932
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,602	113,719
New Residential Investment Corp.	25,521	155,678
RAIT Financial Trust	56,013	458,186
Select Income REIT	10,781	331,839
		8,397,429
Real Estate Management & Development — 0.4%
Brookfield Asset Management, Inc., Class A(a)(e)	6,958	292,653
CBRE Group, Inc., Class A*	162,540	4,330,066
		4,622,719
Road & Rail — 1.7%
Canadian National Railway Co.(e)	4,815	282,015
Canadian Pacific Railway Ltd.(a)	9,051	1,411,685
Heartland Express, Inc.	17,061	371,247
Hertz Global Holdings, Inc.*	253,666	7,221,871
JB Hunt Transport Services, Inc.	6,504	494,954
Kansas City Southern(e)	13,672	1,379,231
Quality Distribution, Inc.*	165,419	2,079,317
Roadrunner Transportation Systems, Inc.*	6,882	169,504
Ryder System, Inc.	7,244	595,312
Union Pacific Corp.(a)	28,468	5,421,161
		19,426,297

See Accompanying Notes to the Financial Statements.

10

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	26,565	$863,894
Analog Devices, Inc.(a)	23,500	1,205,315
Atmel Corp.*	25,234	196,068
Avago Technologies Ltd.	33,716	2,140,966
Axcelis Technologies, Inc.*	36,008	64,454
Fairchild Semiconductor International, Inc.*	10,609	135,053
Freescale Semiconductor Ltd.*	45,200	993,044
Himax Technologies, Inc. (ADR)	8,602	75,009
Intel Corp.	43,000	1,147,670
JinkoSolar Holding Co., Ltd. (ADR)(e)*	14,980	402,962
Lam Research Corp.(e)*	34,124	1,965,884
Linear Technology Corp.	194	8,633
LTX-Credence Corp.*	16,345	157,402
Marvell Technology Group Ltd.(a)	84,334	1,337,537
Micron Technology, Inc.*	7,700	201,124
NVIDIA Corp.	27,300	504,231
NXP Semiconductor N.V.(a)*	121,266	7,229,879
Rudolph Technologies, Inc.*	573	5,220
Silicon Motion Technology Corp. (ADR)	12,330	204,555
SunEdison, Inc.(a)(e)*	240,864	4,631,815
Texas Instruments, Inc.	25,192	1,144,976
Trina Solar Ltd. (ADR)(a)*	28,777	321,727
Xilinx, Inc.(a)	26,111	1,232,178
		26,169,596
Software — 1.2%
Activision Blizzard, Inc.	18,800	376,188
Adobe Systems, Inc.*	34,838	2,149,156
Advent Software, Inc.(a)(e)	1,485	42,798
ANSYS, Inc.(a)*	12,912	985,315
Aspen Technology, Inc.*	3,871	166,414
Autodesk, Inc.(a)*	267	12,821
Concur Technologies, Inc.(e)*	15,917	1,280,841
ePlus, Inc.*	2,441	122,148
Fortinet, Inc.*	6,882	151,266
Informatica Corp.*	18,005	638,277
Intuit, Inc.(e)	18,153	1,375,090
Microsoft Corp.	13,600	549,440
Monitise plc*	98,930	113,770
NetSuite, Inc.(a)*	16,851	1,302,751
	SHARES	VALUE

Software (continued)
Qlik Technologies, Inc.(a)(e)*	30,717	$675,160
Red Hat, Inc.*	5,640	274,386
ServiceNow, Inc.*	19,200	954,624
Solera Holdings, Inc.(a)	1,079	69,898
Symantec Corp.(a)(e)	23,197	470,435
Synopsys, Inc.(a)*	10,670	401,405
Tangoe, Inc.*	8,029	120,756
TeleCommunication Systems, Inc., Class A*	25,395	64,757
TiVo, Inc.(a)*	45,418	538,657
Tyler Technologies, Inc.(a)*	1,988	162,320
Ultimate Software Group, Inc./The(a)(e)*	4,006	479,238
Vringo, Inc.*	90,818	371,446
		13,849,357
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A(a)(e)	26,535	975,427
Asbury Automotive Group, Inc.(a)*	3,920	242,021
AutoZone, Inc.*	2,524	1,347,538
Bed Bath & Beyond, Inc.*	2,164	134,449
Best Buy Co., Inc.(a)(e)	19,198	497,804
Cabela’s, Inc.*	4,731	310,401
Conn’s, Inc.*	14,767	653,144
CST Brands, Inc.(e)	81,478	2,658,627
Dick’s Sporting Goods, Inc.(e)	25,979	1,368,054
DSW, Inc., Class A(a)	33,113	1,105,643
Express, Inc.(a)*	30,846	449,426
Foot Locker, Inc.	66,353	3,087,405
Gap, Inc./The	74,870	2,942,391
Group 1 Automotive, Inc.	5,018	361,948
Home Depot, Inc./The	103,258	8,210,044
L Brands, Inc.	23,246	1,259,933
Lowe’s Cos., Inc.	55,266	2,537,262
Lumber Liquidators Holdings, Inc.(e)*	5,086	443,296
Men’s Wearhouse, Inc./ The(a)	13,067	619,115
O’Reilly Automotive, Inc.(a)*	514	76,478
Pep Boys-Manny Moe & Jack/The*	179,896	1,838,537
PetSmart, Inc.	39,300	2,659,824
Pier 1 Imports, Inc.	8,315	151,832
Rent-A-Center, Inc./TX	47,193	1,378,508
Ross Stores, Inc.(a)	19,964	1,359,149

See Accompanying Notes to the Financial Statements.

11

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Specialty Retail (continued)
Select Comfort Corp.*	8,029	$147,734
Signet Jewelers Ltd.(a)	13,668	1,384,842
Sportsman’s Warehouse Holdings, Inc.*	16,100	169,533
Tiffany & Co.(e)	32,737	2,864,160
TJX Cos., Inc./The(a)	23,417	1,362,401
TravelCenters of America LLC*	21,148	160,090
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	15,915	1,395,905
		44,152,921
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.(a)	3,710	2,189,234
Electronics For Imaging, Inc.(a)*	2,140	80,870
Fusion-io, Inc.*	23,800	205,394
Hewlett-Packard Co.	31,978	1,057,193
NCR Corp.(a)*	15,581	475,376
NetApp, Inc.(a)	38,643	1,376,077
Quantum Corp.*	81,659	88,192
SanDisk Corp.(a)	16,167	1,373,710
Seagate Technology plc(a)(e)	14,090	740,852
Western Digital Corp.(a)	18,851	1,661,339
		9,248,237
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.(a)	10,187	750,374
Cie Financiere Richemont S.A.	32,365	3,283,939
Coach, Inc.(a)(e)	33,682	1,503,901
Fossil Group, Inc.*	12,587	1,342,404
Hanesbrands, Inc.	3,747	307,591
Hermes International	1,913	671,860
Iconix Brand Group, Inc.(e)*	9,830	417,775
Lululemon Athletica, Inc.*	25,500	1,171,215
Michael Kors Holdings Ltd.*	12,500	1,140,000
Movado Group, Inc.	7,685	301,867
PVH Corp.	7,296	916,159
Ralph Lauren Corp.(a)	8,986	1,360,211
		13,167,296
Thrifts & Mortgage Finance — 0.5%
Federal Agricultural Mortgage Corp., Class C	2,928	104,178
Federal Home Loan Mortgage Corp.*	256,609	1,003,341
Federal National Mortgage Association*	364,258	1,420,606
	SHARES	VALUE

Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.(a)*	124,420	$1,070,012
Nationstar Mortgage Holdings, Inc.*	5,304	173,600
Ocwen Financial Corp.(a)*	16,186	613,450
Radian Group, Inc.(a)	58,305	815,104
Stonegate Mortgage Corp.*	6,023	76,191
		5,276,482
Trading Companies & Distributors — 1.0%
AerCap Holdings N.V.*	223,052	9,307,960
Fly Leasing Ltd. (ADR)	8,573	120,451
HD Supply Holdings, Inc.*	51,624	1,330,867
MRC Global, Inc.*	4,874	142,272
Stock Building Supply Holdings, Inc.*	10,311	178,484
United Rentals, Inc.*	2,677	251,183
Watsco, Inc.(a)(e)	418	43,016
WW Grainger, Inc.	896	227,942
		11,602,175
Transportation Infrastructure — 0.0%†
Aegean Marine Petroleum Network, Inc.	11,616	107,216
BBA Aviation plc	63,635	333,068
		440,284
Water Utilities — 0.1%
American Water Works Co., Inc.(a)	17,793	810,115
York Water Co.	1,090	21,811
		831,926
Wireless Telecommunication Services — 0.8%
Mobile Telesystems OJSC (ADR)(a)(e)	36,374	609,628
SBA Communications Corp., Class A(a)*	15,545	1,395,319
Telephone & Data Systems, Inc.(a)	8,769	238,429
Tim Participacoes S.A. (ADR)	36,847	991,553
T-Mobile US, Inc.*	169,418	4,962,253
Vodafone Group plc (ADR)(a)	36,490	1,385,161
		9,582,343
TOTAL COMMON STOCKS (cost $924,927,884)		966,755,193

See Accompanying Notes to the Financial Statements.

12

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS — 0.9%

Capital Markets — 0.2%
Lazard Ltd., Class A(e)	37,885	$1,782,489
Och-Ziff Capital Management Group LLC, Class A	11,470	137,526
		1,920,015
Oil, Gas & Consumable Fuels — 0.7%
Dynagas LNG Partners LP	2,661	58,036
Energy Transfer Equity, LP	164,510	7,664,521
		7,722,557
TOTAL MASTER LIMITED PARTNERSHIPS (cost $7,845,736)		9,642,572
PREFERRED STOCK — 0.2%
Thrifts & Mortgage Finance — 0.2%
Federal Home Loan Mortgage Corp.(c)*	177,360	1,926,130
TOTAL PREFERRED STOCK (cost $1,838,248)		1,926,130
EXCHANGE TRADED FUNDS — 0.4%
Consumer Discretionary Select Sector SPDR Fund	144	9,193
Market Vectors Gold Miners ETF	3,584	86,410
SPDR Gold Shares(a)*	6,400	795,008
SPDR S&P MidCap 400 ETF Trust	38	9,375
Vanguard REIT ETF	46,000	3,355,240
TOTAL EXCHANGE TRADED FUNDS (cost $4,132,068)		4,255,226
MUTUAL FUNDS — 0.3%
Apollo Tactical Income Fund, Inc.	14,942	269,106
BlackRock Corporate High Yield Fund, Inc.	72,992	891,962
BlackRock MuniAssets Fund, Inc.	5,402	69,416
Ivy High Income Opportunities Fund	22,644	420,273
KKR Income Opportunities Fund	26,400	476,256
Neuberger Berman High Yield Strategies Fund, Inc.	17,399	238,540
New America High Income Fund, Inc./The	32,428	323,307
	SHARES		VALUE

MUTUAL FUNDS (continued)
Nuveen Dividend Advantage Municipal Fund 3		64,703	$865,079
Nuveen Dividend Advantage Municipal Income Fund		18,318	252,788
TOTAL MUTUAL FUNDS (cost $3,653,538)			3,806,727

	PRINCIPAL AMOUNT

AGENCY CMO — 0.2%

U.S. Government Agencies — 0.2%
Government National Mortgage Association, Class S.A., 6.45%, 2/20/2041 IO(c)		$11,030,661	2,060,961
TOTAL AGENCY CMO (cost $1,969,862)			2,060,961
CORPORATE BONDS — 14.4%

Airlines — 0.2%
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.13%, 4/29/2018		1,000,000	1,070,000
US Airways Group, Inc. 6.13%, 6/1/2018		1,000,000	1,062,500
			2,132,500
Automobiles — 0.2%
General Motors Co. 6.25%, 10/2/2043(a)(b)		2,530,000	2,779,838
Banks — 0.6%
Bank of Ireland 10.00%, 7/30/2016	EUR	1,000,000	1,541,891
Bundesrepublik Deutschland 2.00%, 8/15/2023		$2,600,000	3,798,593
KBC Bank N.V. 8.00%, 1/25/2023(c)		1,000,000	1,145,500
			6,485,984
Capital Markets — 0.1%
Lehman Brothers Holdings, Inc. 6.20%, 9/26/2014(d)		8,000,000	1,500,000

See Accompanying Notes to the Financial Statements.

13

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

Chemicals — 0.3%
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018		$1,574,000	$1,648,765
INEOS Group Holdings S.A. 6.13%, 8/15/2018(b)		1,765,000	1,835,600
			3,484,365
Commercial Services & Supplies — 0.9%
Befesa Zinc SAU Via Zinc Capital S.A. 8.88%, 5/15/2018	EUR	1,000,000	1,488,238
Clean Harbors, Inc. 5.13%, 6/1/2021(b)		$5,000,000	5,112,500
Wyle Services Corp. 10.50%, 4/1/2018(b)		3,105,000	3,271,894
			9,872,632
Communications Equipment — 0.2%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/2017(b)		1,000,000	1,027,500
Avaya, Inc. 10.50%, 3/1/2021(b)		1,416,000	1,295,640
			2,323,140
Containers & Packaging — 0.3%
Beverage Packaging Holdings Luxembourg II S.A./ Beverage Packaging Holdings II Is 6.00%, 6/15/2017(b)		3,400,000	3,519,000
Diversified Consumer Services — 0.5%
Board of Trustees of The Leland Stanford Junior University (The) 4.25%, 5/1/2054		350,000	353,038
EDU UK BondCo plc 8.88%, 9/15/2018	GBP	2,500,000	4,368,735
Massachusetts Institute of Technology 4.68%, 7/1/2114(a)		$1,159,000	1,195,470
			5,917,243

	PRINCIPAL AMOUNT		VALUE

Diversified Financial Services — 0.7%
AA PIK Co. Ltd. 9.50%, 11/7/2019	GBP	2,500,000	$4,453,155
PHH Corp. 7.38%, 9/1/2019		$2,250,000	2,497,500
Swiss Life AG Via JP Morgan Bank Luxembourg S.A. 5.00%, 11/16/2015(c)	EUR	1,000,000	1,435,907
			8,386,562
Diversified Telecommunication Services — 0.4%
Altice Finco S.A. 8.13%, 1/15/2024(a)(b)		$1,072,000	1,160,976
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75%, 12/1/2016(b)		1,518,000	2,003,760
tw telecom holdings, inc. 5.38%, 10/1/2022		1,000,000	1,020,000
			4,184,736
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 10.00%, 12/1/2020(d)		6,763,000	7,202,595
Energy Equipment & Services — 0.6%
CHC Helicopter S.A. 9.25%, 10/15/2020		2,920,500	3,157,790
Hercules Offshore, Inc. 10.25%, 4/1/2019(b)		2,016,000	2,252,880
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021		1,000,000	977,500
Pacific Drilling S.A. 5.38%, 6/1/2020(b)		1,000,000	983,377
			7,371,547

See Accompanying Notes to the Financial Statements.

14

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

Health Care Providers & Services — 0.9%
Gentiva Health Services, Inc. 11.50%, 9/1/2018		$6,474,000	$6,797,700
inVentiv Health, Inc. 11.00%, 8/15/2018(b)		3,152,000	2,961,330
			9,759,030
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc. 3.35%, 11/1/2022		1,590,000	1,477,267
Punch Taverns Finance plc 6.82%, 7/15/2020	GBP	2,740,000	4,872,007
			6,349,274
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc. 6.63%, 3/15/2023		$2,000,000	2,100,000

IT Services — 0.2%
First Data Corp. 12.63%, 1/15/2021		1,000,000	1,203,750
First Data Holdings, Inc. 14.50%, 9/24/2019(b)		1,000,000	975,000
			2,178,750
Machinery — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc. 7.88%, 5/1/2020(a)		2,036,000	2,178,520
Manitowoc Co., Inc./ The 5.88%, 10/15/2022		1,000,000	1,080,000
			3,258,520
Marine — 0.2%
Topaz Marine S.A. 8.63%, 11/1/2018(b)		2,000,000	2,101,120

Media — 1.6%
Altice S.A. 7.75%, 5/15/2022(b)		1,000,000	1,047,500

	PRINCIPAL AMOUNT		VALUE

Media (continued)
CCU Escrow Corp. 10.00%, 1/15/2018(b)		$3,000,000	$2,951,250
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022		1,000,000	1,068,750
LBI Media, Inc. 10.00%, 4/15/2019(b)		2,423,000	2,544,150
Numericable Group S.A.
4.88%, 5/15/2019(b)		502,000	509,673
6.00%, 5/15/2022(b)		1,339,000	1,376,055
6.25%, 5/15/2024(b)		837,000	859,350
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH 5.50%, 9/15/2022	EUR	1,000,000	1,488,821
UPC Holding BV 6.38%, 9/15/2022		1,000,000	1,487,544
Visant Corp. 10.00%, 10/1/2017		$4,817,000	4,546,044
			17,879,137
Metals & Mining — 0.5%
American Gilsonite Co. 11.50%, 9/1/2017(b)		3,700,000	3,949,750
First Quantum Minerals Ltd.
6.75%, 2/15/2020(b)		874,750	890,058
7.00%, 2/15/2021(b)		874,750	887,872
Northland Resources AB 4.00%, 10/15/2020(f)		1,034,619	67,250
			5,794,930
Oil, Gas & Consumable Fuels — 2.3%
Berry Petroleum Co., LLC 6.38%, 9/15/2022		5,000,000	5,162,500
Chesapeake Energy Corp. 3.47%, 4/15/2019(c)		200,000	202,500

See Accompanying Notes to the Financial Statements.

15

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE

Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp. 6.38%, 3/15/2024(a)		$2,370,000	$2,470,725
Halcon Resources Corp. 9.75%, 7/15/2020(b)		3,000,000	3,221,250
MEG Energy Corp. 7.00%, 3/31/2024(b)		1,400,000	1,491,000
Navios Maritime Acquisition Corp./ Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021(b)		4,500,000	4,702,500
Offshore Group Investment Ltd. 7.50%, 11/1/2019		1,000,000	1,045,000
Quicksilver Resources, Inc.
9.13%, 8/15/2019		3,238,000	3,205,620
11.00%, 7/1/2021(b)		2,114,000	2,259,337
Sabine Pass Liquefaction LLC
5.63%, 4/15/2023		1,000,000	1,015,000
5.63%, 2/1/2021		1,000,000	1,040,000
			25,815,432
Paper & Forest Products — 0.2%
Appvion, Inc. 9.00%, 6/1/2020(b)		2,000,000	2,040,000
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc. 7.50%, 7/15/2021(b)		1,000,000	1,120,000
Road & Rail — 0.2%
Moto Finance plc 10.25%, 3/15/2017	GBP	1,000,000	1,840,356

	PRINCIPAL AMOUNT	VALUE

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc.
7.50%, 8/15/2022	$737,000	$772,008
7.75%, 8/1/2020	2,286,000	2,446,020
NXP BV/NXP Funding LLC 5.75%, 3/15/2023(b)	1,000,000	1,065,000
		4,283,028
Software — 0.4%
Interface Security Systems Holdings, Inc./Interface Security Systems LLC 9.25%, 1/15/2018(b)	5,008,000	5,145,720
Specialty Retail — 0.1%
Guitar Center, Inc. 6.50%, 4/15/2019(b)	1,000,000	965,000
Technology Hardware, Storage & Peripherals — 0.0%†
Apple, Inc. 3.45%, 5/6/2024	300,000	300,930
Textiles, Apparel & Luxury Goods — 0.2%
Nine West Holdings, Inc. 8.25%, 3/15/2019(b)	1,800,000	1,782,000
Trading Companies & Distributors — 0.4%
HD Supply, Inc. 11.50%, 7/15/2020	3,299,000	3,925,810
Neff Rental LLC/Neff Finance Corp. 9.63%, 5/15/2016(b)	1,000,000	1,042,500
		4,968,310
TOTAL CORPORATE BONDS (cost $160,947,018)		162,841,679
MUNICIPAL BONDS — 1.3%

Alabama — 0.0%†
City of Jasper 3.00%, 3/1/2025	220,000	216,299

See Accompanying Notes to the Financial Statements.

16

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Arizona — 0.2%
La Paz County Arizona Industrial Development Authority Taxable Senior LIEN-LCS Correction Services 7.00%, 3/1/2034	$2,625,000	$2,521,838
California — 0.1%
City of Moorpark, Community Facilities District No 2004-1, Special Tax, Senior Lien 4.38%, 9/1/2033	35,000	35,599
City of Torrance 4.50%, 6/1/2044	225,000	228,184
Clovis Unified School District Election 5.25%, 8/1/2032	230,000	263,426
Imperial Community College District, Election of 2010 4.63%, 8/1/2041	95,000	96,641
Lincoln Unified School District 4.25%, 8/1/2038	340,000	339,986
Richmond Community Development Authority (The Successor Agency) 5.00%, 9/1/2023	40,000	45,625
RNR School Financing Authority, Special Tax Subordinate, Community Facilities District No. 92-1 4.25%, 9/1/2044	175,000	172,168
		1,181,629
Colorado — 0.0%†
City and County of Denver, Health & Hospital Authority Healthcare Revenue 4.25%, 12/1/2033	235,000	231,611
	PRINCIPAL AMOUNT	VALUE

Florida — 0.0%†
Escambia County, Pollution Control, Gulf Power Co. 2.10%, 7/1/2022	$55,000	$55,337
Illinois — 0.1%
City of Chicago, Taxable Project Refunding 5.25%, 1/1/2033	370,000	380,517
State of Illinois 4.38%, 4/1/2035	570,000	574,093
		954,610
Maryland — 0.0%†
Baltimore County Maryland Metropolitan District 3.00%, 2/1/2027	230,000	232,652
Massachusetts — 0.0%†
Massachusetts Development Finance Agency Revenue Northeastern University 4.50%, 3/1/2037	80,000	82,992
Michigan — 0.1%
City of Holland, Electric Utility System, Revenue Bond 5.00%, 7/1/2039	140,000	151,959
City of Royal Oak, Hospital Finance Authority, William Beaumount Hospital, Revenue Bond 4.25%, 9/1/2034	175,000	172,413
Karegnondi Water Authority, Water Supply 4.50%, 11/1/2033	290,000	296,189
		620,561
Mississippi — 0.0%†
University Educational Building Corp., New Facilities & Refinancing Project, Revenue Bond 4.00%, 8/1/2041	85,000	85,387

See Accompanying Notes to the Financial Statements.

17

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Missouri — 0.1%
Great Rivers Greenway Metropolitian Park & Recreation District, Sales Tax, Gateway Arch Project 3.63%, 12/30/2027	$55,000	$55,762
Health & Educational Facilities Authority, A.T. Still University of Health Services, Revenue Bond 3.63%, 10/1/2026	345,000	350,815
Health & Educational Facilities Authority, Health Facilites, SSM Health Care, Revenue Bond 4.00%, 6/1/2033	120,000	118,731
		525,308
New Jersey — 0.1%
Economic Development Authority, School Facilities Construction, Revenue Bond 4.00%, 6/15/2034	350,000	342,715
Educational Facilities Authority, Higher Educational, Capital Improvement Fund, Revenue Bond 3.50%, 9/1/2027	885,000	860,547
		1,203,262
New York — 0.1%
Suffolk County 3.00%, 2/1/2024	115,000	115,261
Dormitory Authority, Personal Income Tax Revenue, General Purpose 4.00%, 2/15/2031	205,000	211,109
Metropolitan Transportation Authority, Revenue Bond 5.25%, 11/15/2035	510,000	566,967
	PRINCIPAL AMOUNT	VALUE

New York (continued)
Monroe County, Industrial Development Corp., Community College Association, Inc. Project, Revenue Bond 4.38%, 1/15/2033	$55,000	$54,823
New York City, Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution-Fiscal 2014, Revenue Bond 4.00%, 6/15/2034	165,000	165,581
Onondaga County, Civic Development Corp., St. Joseph’s Hospital Healthcare Centre Project 5.13%, 7/1/2031	115,000	115,121
		1,228,862
Ohio — 0.2%
Air Quality Development Authority, First Energy Generation Corp. 3.75%, 12/1/2023	220,000	228,943
Buckeye Tobacco Settlement Financing Authority 5.13%, 6/1/2024	580,000	501,277
City of Akron, Income Tax Revenue, Community Learning Centers 3.00%, 12/1/2025	855,000	841,815
City of Westlake, American Greetings/ Crocker Park Public Improvement Project, Revenue Bond 4.00%, 12/1/2037	590,000	582,044
Franklin County, Various Purpose Limited Tax 3.75%, 6/1/2033	350,000	355,779
		2,509,858

See Accompanying Notes to the Financial Statements.

18

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Oregon — 0.0%†
Central Oregon Community College District 4.00%, 6/1/2040	$170,000	$171,074

Pennsylvania — 0.1%
Pennsylvania State Turnpike Commission, Revenue Bond 5.00%, 12/1/2044	370,000	398,520
State Pubic School Building Authority Lease Revenue, Upper Bucks County Technical School Project 4.25%, 11/15/2043	175,000	176,624
		575,144
Puerto Rico — 0.0%†
Commonwealth of Puerto Rico 8.00%, 7/1/2035	235,000	217,803
Puerto Rico Commonwealth Highway & Transportation Authority Specialities Facilities Revenue Refunding Teodoro Moscoso Bridge 5.55%, 7/1/2018	165,000	124,162
		341,965
South Carolina — 0.0%†
Charleston County Revenue South Carolina Special Source 5.25%, 12/1/2038	290,000	330,893
Kershaw & Lee County, Regional Water Authority, Water Improvement, Revenue Bond 4.00%, 6/1/2044	10,000	10,100
Town of Mount Pleasant 3.00%, 6/1/2029	45,000	43,806
		384,799
	PRINCIPAL AMOUNT		VALUE

Texas — 0.1%
El Paso Certificates Obligation 4.25%, 8/15/2033		$215,000	$223,959
Klein Independent School District, Schoolhouse 3.25%, 2/1/2029		720,000	725,747
Town of Prosper, Independent School District, School Building 3.75%, 2/15/2038		455,000	453,858
			1,403,564
Virginia — 0.0%†
City of Norfolk 3.00%, 8/1/2027		40,000	40,231

West Virginia — 0.1%
West Virginia State Hospital Finance Authority Revenue Refunding For United Health System 5.38%, 6/1/2038		980,000	1,066,965
TOTAL MUNICIPAL BONDS (cost $15,208,295)			15,633,948
SOVEREIGN GOVERNMENTS — 0.6%
France — 0.2%
France Government Bond OAT 2.30%, 7/25/2023	EUR	1,645,425	2,673,364
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023		1,542,690	2,170,214
Mexico — 0.1%
Mexican Udibonos 3.50%, 12/14/2017 MXN 11,374,547			945,180
United Kingdom — 0.1%
United Kingdom Gilt Inflation Linked Bond 2.29%, 11/22/2022	GBP	618,015	1,270,095
TOTAL SOVEREIGN GOVERNMENTS (cost $6,503,553)			7,058,853

See Accompanying Notes to the Financial Statements.

19

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT SECURITIES — 1.3%
U.S. Treasury Bond 3.75%, 11/15/2043(a)	$1,525,000	$1,607,094
U.S. Treasury Inflation Indexed Bonds
0.13%, 1/15/2023	4,000,000	3,977,280
0.38%, 7/15/2023	4,000,000	4,035,091
U.S. Treasury Notes
1.50%, 2/28/2019(a)	702,000	697,474
2.75%, 2/15/2024(a)	1,951,000	1,967,577
United States Treasury Inflation Indexed Bond 0.63%, 1/15/2024	2,000,000	2,041,850
TOTAL U.S. GOVERNMENT SECURITIES (cost $14,165,556)		14,326,366

	NO. OF WARRANTS

WARRANTS — 0.1%
General Motors Co., expiring 12/31/15 at $42*	30,000	72,600
Kinder Morgan, Inc./DE, expiring 05/25/17 at $40*	484,298	939,538
TOTAL WARRANTS (cost $1,469,927)		1,012,138

	CONTRACTS

PURCHASED OPTIONS — 0.2%

Call Options Purchased — 0.1%
Chesapeake Energy Corp., 5/17/2014 @ 33*	502	6,024
Chicago Board Options Exchange SPX Volatility Index, 5/21/2014 @ 28*	1,004	2,008
Dow Chemicals Co./The,
6/21/2014 @ 50*	138	20,148
6/21/2014 @ 55*	138	2,070
9/20/2014 @ 50*	86	20,296
9/20/2014 @ 55*	86	6,622

	CONTRACTS	VALUE

Call Options Purchased (continued)
General Motor Co., 6/21/2014 @ 35*	1,337	$133,700
Iron Mountain, Inc., 1/17/2015 @ 27.5*	302	105,700
Mondelez International, Inc., 6/21/2014 @ 35*	714	85,680
Mylan, Inc., 7/19/2014 @ 50*	147	53,655
Powershares QQQ Trust series 1, 5/2/2014 @ 88*	126	3,402
S&P 500 Index, 12/19/2015 @ 3000*	1,152	28,800
SPDR S&P 500 ETF Trust, 1/17/2015 @ 186*	320	295,040
Sysco Corp., 5/17/2014 @ 37*	283	8,490
Valeant Pharmaceuticals International, Inc., 7/19/2014 @ 130*	177	198,240
		969,875
Put Options Purchased — 0.1%
iShares Russell 2000 ETF,
5/17/2014 @ 107*	1,507	67,815
5/17/2014 @ 112*	240	42,480
6/21/2014 @ 110*	187	46,750
SPDR S&P 500 ETF Trust,
5/17/2014 @ 179*	1,004	21,084
5/17/2014 @ 180*	337	8,762
5/17/2014 @ 183*	668	33,400
6/21/2014 @ 163*	674	16,850
6/21/2014 @ 180*	202	28,078
6/21/2014 @ 181*	534	82,770
1/17/2015 @ 186*	320	291,200
		639,189
TOTAL PURCHASED OPTIONS (premiums paid $2,569,589)		1,609,064
TOTAL INVESTMENT IN SECURITIES (cost $1,145,231,274)		1,190,928,857

See Accompanying Notes to the Financial Statements.

20

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2014 (Unaudited)

SECURITIES SOLD SHORT	SHARES	VALUE

COMMON STOCKS — (41.6%)

Aerospace & Defense — (0.8%)
Alliant Techsystems, Inc.	(1,229)	$(177,246)
Boeing Co./The	(28,854)	(3,722,743)
Cubic Corp.	(4,935)	(234,067)
DigitalGlobe, Inc.*	(21,230)	(632,229)
General Dynamics Corp.	(12,643)	(1,383,776)
Hexcel Corp.*	(9,379)	(391,011)
L-3 Communications Holdings, Inc.	(2,294)	(264,659)
Raytheon Co.	(252)	(24,061)
Spirit AeroSystems Holdings, Inc., Class A*	(23,882)	(717,177)
Textron, Inc.	(34,090)	(1,394,281)
Triumph Group, Inc.	(4,588)	(297,348)
		(9,238,598)
Air Freight & Logistics — (0.4%)
CH Robinson Worldwide, Inc.	(26,343)	(1,551,603)
Expeditors International of Washington, Inc.	(3,000)	(123,720)
FedEx Corp.	(18,814)	(2,563,407)
United Parcel Service, Inc., Class B	(5,448)	(536,628)
		(4,775,358)
Auto Components — (0.2%)
Johnson Controls, Inc.	(37,300)	(1,683,722)

Automobiles — (1.1%)
General Motors Co.	(247,400)	(8,530,352)
Harley-Davidson, Inc.	(47,007)	(3,475,698)
Tesla Motors, Inc.*	(400)	(83,156)
		(12,089,206)
Banks — (1.6%)
Banco Bradesco S.A. (ADR)	(90,525)	(1,346,107)
Bancolombia S.A. (ADR)	(12,179)	(693,350)
Bank of America Corp.	(115,312)	(1,745,824)
Bank of Ireland (ADR)*	(5,428)	(93,470)
Bank of the Ozarks, Inc.	(6,738)	(403,606)
Barclays plc (ADR)	(28,087)	(480,569)
BB&T Corp.	(31,503)	(1,176,007)
Citigroup, Inc.	(11,827)	(566,632)
Fifth Third Bancorp	(13,211)	(272,279)
First Republic Bank/CA	(27,200)	(1,380,672)
Itau Unibanco Holding S.A. (ADR)	(18,619)	(304,607)
PacWest Bancorp	(33,214)	(1,307,635)
Regions Financial Corp.	(71,512)	(725,132)

	SHARES	VALUE

Banks (continued)
Royal Bank of Canada	(9,385)	$(626,918)
SVB Financial Group*	(1,700)	(181,373)
Texas Capital Bancshares, Inc.*	(13,608)	(764,633)
Toronto-Dominion
Bank./The	(7,872)	(378,564)
US Bancorp/MN	(32,714)	(1,334,077)
ViewPoint Financial Group, Inc.	(10,179)	(265,366)
Wells Fargo & Co.	(81,000)	(4,020,840)
Westamerica Bancorp	(7,140)	(362,855)
		(18,430,516)
Beverages — (0.3%)
Boston Beer Co., Inc./The, Class A*	(1,720)	(423,189)
Brown-Forman Corp., Class B	(2,200)	(197,384)
Coca-Cola Co./The	(33,737)	(1,376,132)
Crimson Wine Group Ltd.*	(3,115)	(27,693)
Diageo plc (ADR)	(3,431)	(421,258)
Molson Coors Brewing Co., Class B	(200)	(11,994)
Monster Beverage Corp.*	(13,622)	(912,129)
PepsiCo, Inc.	(3,100)	(266,259)
		(3,636,038)
Biotechnology — (0.8%)
Alkermes plc*	(29,684)	(1,373,182)
Cepheid, Inc.*	(23,981)	(1,042,694)
Cubist Pharmaceuticals, Inc.*	(13,085)	(916,735)
InterMune, Inc.*	(26,368)	(845,885)
Isis Pharmaceuticals, Inc.*	(38,884)	(1,034,703)
NPS Pharmaceuticals, Inc.*	(2,839)	(75,574)
Regeneron Pharmaceuticals, Inc.*	(430)	(127,663)
Seattle Genetics, Inc.*	(34,385)	(1,323,135)
Theravance, Inc.*	(29,542)	(795,271)
Vertex Pharmaceuticals, Inc.*	(20,256)	(1,371,331)
		(8,906,173)
Building Products — (0.1%)
Armstrong World Industries, Inc.*	(2,724)	(143,173)
Owens Corning	(3,727)	(152,248)
USG Corp.*	(40,407)	(1,206,553)
		(1,501,974)

See Accompanying Notes to the Financial Statements.

21

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Capital Markets — (1.2%)
BlackRock, Inc.	(4,100)	$(1,234,100)
Cohen & Steers, Inc.	(3,297)	(133,561)
Credit Suisse Group AG (ADR)*	(3,071)	(97,259)
Deutsche Bank AG	(3,201)	(140,940)
Federated Investors, Inc., Class B	(10,670)	(304,522)
Franklin Resources, Inc.	(23,742)	(1,242,894)
Invesco Ltd.	(26,094)	(918,770)
Raymond James Financial, Inc.	(15,804)	(785,459)
State Street Corp.	(9,927)	(640,887)
T Rowe Price Group, Inc.	(41,800)	(3,433,034)
TD Ameritrade Holding Corp.	(42,867)	(1,367,457)
UBS AG*	(28,573)	(597,461)
Waddell & Reed Financial, Inc., Class A	(33,600)	(2,266,320)
		(13,162,664)
Chemicals — (0.9%)
Agrium, Inc.	(13,322)	(1,279,845)
Axiall Corp.	(23,424)	(1,091,558)
Cytec Industries, Inc.	(667)	(63,579)
Dow Chemicals Co./The	(19,000)	(948,100)
Ecolab, Inc.	(1,900)	(198,816)
FMC Corp.	(2,500)	(192,500)
Hawkins, Inc.	(1,936)	(70,083)
Huntsman Corp.	(73,400)	(1,838,670)
Monsanto Co.	(4,582)	(507,227)
Olin Corp.	(17,798)	(500,124)
PolyOne Corp.	(3,964)	(148,531)
Potash Corp of Saskatchewan, Inc.	(38,276)	(1,384,060)
Sherwin-Williams Co./The	(2,830)	(565,547)
Sigma-Aldrich Corp.	(7,600)	(731,196)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(18,253)	(582,271)
W.R. Grace & Co.*	(3,800)	(349,980)
		(10,452,087)
Commercial Services & Supplies — (0.2%)
Brink’s Co./The	(3,250)	(82,680)
Deluxe Corp.	(5,257)	(288,872)
Ritchie Bros Auctioneers, Inc.	(12,335)	(308,375)
Stericycle, Inc.*	(2,000)	(232,880)
Tyco International Ltd.	(39,557)	(1,617,881)
		(2,530,688)
	SHARES	VALUE

Communications Equipment — (0.3%)
ADTRAN, Inc.	(19,512)	$(437,654)
ARRIS Group, Inc.*	(34,500)	(900,105)
Aruba Networks, Inc.*	(27,354)	(540,789)
Finisar Corp.*	(14,178)	(370,755)
InterDigital, Inc.	(8,324)	(289,009)
JDS Uniphase Corp.*	(4,752)	(60,208)
Motorola Solutions, Inc.	(11,452)	(728,118)
Telefonaktiebolaget LM Ericsson (ADR)	(25,304)	(303,395)
		(3,630,033)
Construction & Engineering — (0.5%)
AECOM Technology Corp.*	(7,984)	(258,841)
Chicago Bridge & Iron Co. N.V.	(17,247)	(1,380,967)
Jacobs Engineering
Group, Inc.*	(53,000)	(3,058,100)
MasTec, Inc.*	(15,341)	(607,197)
		(5,305,105)
Construction Materials — (0.3%)
Cemex SAB de CV (ADR)*	(88,116)	(1,113,786)
Martin Marietta Materials, Inc.	(12,105)	(1,505,015)
Vulcan Materials Co.	(2,600)	(167,778)
		(2,786,579)
Consumer Finance — (0.2%)
American Express Co.	(3,127)	(273,394)
Discover Financial Services	(15,651)	(874,891)
SLM Corp.	(31,872)	(820,704)
		(1,968,989)
Containers & Packaging — (0.2%)
Ball Corp.	(20,016)	(1,124,699)
Bemis Co., Inc.	(5,044)	(202,971)
Rock Tenn Co., Class A	(2,827)	(270,289)
Sonoco Products Co.	(9,176)	(386,126)
		(1,984,085)
Diversified Consumer Services — (0.1%)
Apollo Group, Inc., Class A*	(43,580)	(1,257,719)
Diversified Financial Services — (0.8%)
Berkshire Hathaway, Inc., Class B*	(8,838)	(1,138,776)
ING Groep N.V. (ADR)*	(49)	(701)
IntercontinentalExchange Group, Inc.	(200)	(40,888)
Moody’s Corp.	(42,200)	(3,312,700)

See Accompanying Notes to the Financial Statements.

22

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Diversified Financial Services (continued)
NASDAQ OMX Group, Inc./The	(100,599)	$(3,712,103)
PHH Corp.*	(12,758)	(303,258)
		(8,508,426)
Diversified Telecommunication Services — (0.6%)
8x8, Inc.*	(40,145)	(389,407)
AT&T, Inc.	(140,469)	(5,014,743)
CenturyLink, Inc.	(39,331)	(1,373,045)
China Unicom Hong Kong Ltd. (ADR)	(8,406)	(128,864)
inContact, Inc.*	(9,176)	(75,702)
		(6,981,761)
Electric Utilities — (1.3%)
American Electric Power Co., Inc.	(5,003)	(269,211)
Cia Paranaense de Energia (ADR)	(2,314)	(33,206)
CPFL Energia S.A. (ADR)	(6,311)	(105,772)
Duke Energy Corp.	(34,723)	(2,586,516)
Entergy Corp.	(64,900)	(4,705,250)
Exelon Corp.	(37,831)	(1,325,220)
NextEra Energy, Inc.	(11,135)	(1,111,830)
OGE Energy Corp.	(13,100)	(489,023)
Pepco Holdings, Inc.	(29,384)	(786,316)
Portland General Electric Co.	(3,134)	(104,895)
Southern Co./The	(60,824)	(2,787,564)
		(14,304,803)
Electrical Equipment — (0.5%)
ABB Ltd. (ADR)*	(33,717)	(806,511)
Acuity Brands, Inc.	(17,000)	(2,117,690)
AMETEK, Inc.	(6,200)	(326,864)
Babcock & Wilcox Co./The	(3,693)	(128,479)
Brady Corp., Class A	(14,289)	(368,513)
GrafTech International Ltd.*	(24,947)	(279,656)
Rockwell Automation, Inc.	(7,572)	(902,431)
Roper Industries, Inc.	(3,100)	(430,745)
		(5,360,889)
Electronic Equipment, Instruments & Components — (0.3%)
Amphenol Corp., Class A	(15,800)	(1,506,530)
Cognex Corp.*	(3,706)	(127,598)
Corning, Inc.	(64,472)	(1,348,109)
Dolby Laboratories, Inc., Class A*	(7,607)	(303,139)
Itron, Inc.*	(7,549)	(286,862)

	SHARES	VALUE

Electronic Equipment, Instruments & Components (continued)
Trimble Navigation Ltd.*	(1,944)	$(74,708)
Universal Display Corp.*	(8,714)	(227,000)
		(3,873,946)
Energy Equipment & Services — (2.2%)
C&J Energy Services, Inc.*	(19,100)	(574,146)
Cameron International Corp.*	(59,800)	(3,884,608)
Ensco plc, Class A	(73,700)	(3,718,165)
Gulfmark Offshore, Inc., Class A	(10,500)	(472,605)
Helmerich & Payne, Inc.	(12,697)	(1,379,529)
Nabors Industries Ltd.	(7,642)	(195,024)
National Oilwell Varco, Inc.	(56,077)	(4,403,727)
Patterson-UTI Energy, Inc.	(3,413)	(111,025)
RPC, Inc.	(6,586)	(146,407)
Seadrill Ltd.	(38,895)	(1,369,882)
Superior Energy Services, Inc.	(27,893)	(918,237)
Transocean Ltd.	(105,490)	(4,543,454)
Weatherford International Ltd.*	(132,642)	(2,785,482)
		(24,502,291)
Food & Staples Retailing — (0.4%)
Costco Wholesale Corp.	(16,382)	(1,895,070)
Kroger Co./The	(7,455)	(343,228)
Pricesmart, Inc.	(2,437)	(234,049)
United Natural Foods, Inc.*	(1,290)	(89,049)
Wal-Mart Stores, Inc.	(17,180)	(1,369,418)
Whole Foods Market, Inc.	(10,131)	(503,511)
		(4,434,325)
Food Products — (1.2%)
BRF S.A. (ADR)	(17,304)	(391,070)
Campbell Soup Co.	(25,305)	(1,151,125)
Dean Foods Co.	(17,348)	(274,792)
Flowers Foods, Inc.	(17,001)	(348,861)
General Mills, Inc.	(27,448)	(1,455,293)
Griffin Land & Nurseries, Inc.	(927)	(27,068)
Hain Celestial Group, Inc./The*	(9,920)	(853,318)
Hershey Co./The	(400)	(38,496)
Hillshire Brands Co./The	(7,176)	(255,824)
Hormel Foods Corp.	(9,200)	(438,748)
JM Smucker Co./The	(6,600)	(638,088)
Kellogg Co.	(13,499)	(902,138)

See Accompanying Notes to the Financial Statements.

23

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Food Products (continued)
Kraft Foods Group, Inc.	(70,400)	$(4,002,944)
McCormick & Co., Inc./MD	(400)	(28,480)
Pinnacle Foods, Inc.	(9,032)	(274,573)
Sanderson Farms, Inc.	(83)	(6,829)
Tootsie Roll Industries, Inc.	(7,117)	(200,628)
Tyson Foods, Inc., Class A	(31,647)	(1,328,225)
Unilever plc (ADR)	(19,333)	(864,959)
		(13,481,459)
Health Care Equipment & Supplies — (1.1%)
Abaxis, Inc.*	(2,629)	(106,764)
ABIOMED, Inc.*	(5,513)	(130,603)
Alere, Inc.*	(24,627)	(822,542)
Boston Scientific Corp.*	(500)	(6,305)
DENTSPLY International, Inc.	(9,511)	(424,476)
DexCom, Inc.*	(29,489)	(956,623)
Edwards Lifesciences Corp.*	(16,835)	(1,371,547)
HeartWare International, Inc.*	(2,867)	(243,580)
Hill-Rom Holdings, Inc.	(12,510)	(467,374)
Hologic, Inc.*	(54,798)	(1,149,936)
IDEXX Laboratories, Inc.*	(1,863)	(235,558)
Insulet Corp.*	(17,021)	(640,500)
Intuitive Surgical, Inc.*	(4,715)	(1,705,415)
Neogen Corp.*	(15,628)	(652,860)
ResMed, Inc.	(27,364)	(1,364,095)
Sirona Dental Systems, Inc.*	(2,176)	(163,679)
STERIS Corp.	(9,319)	(447,778)
Varian Medical Systems, Inc.*	(17,863)	(1,421,002)
Vascular Solutions, Inc.*	(6,648)	(145,658)
		(12,456,295)
Health Care Providers & Services — (0.3%)
Chemed Corp.	(3,037)	(252,891)
DaVita HealthCare Partners, Inc.*	(1,444)	(100,069)
Health Net, Inc./CA*	(18,679)	(641,250)
Henry Schein, Inc.*	(6,400)	(731,072)
Landauer, Inc.	(2,940)	(127,126)
Tenet Healthcare Corp.*	(17,840)	(804,227)
UnitedHealth Group, Inc.	(13,874)	(1,041,105)
		(3,697,740)
Health Care Technology — (0.2%)
Allscripts Healthcare Solutions, Inc.*	(18,990)	(289,028)
athenahealth, Inc.*	(11,050)	(1,366,222)
	SHARES	VALUE

Health Care Technology (continued)
Cerner Corp.*	(5,470)	$(280,611)
HMS Holdings Corp.*	(12,503)	(202,173)
		(2,138,034)
Hotels, Restaurants & Leisure — (0.9%)
Boyd Gaming Corp.*	(13,754)	(162,572)
Carnival Corp.	(115,016)	(4,521,279)
Darden Restaurants, Inc.	(27,120)	(1,348,135)
Dunkin’ Brands Group, Inc.	(5,000)	(227,550)
International Game Technology	(31,961)	(401,111)
International Speedway Corp., Class A	(3,441)	(108,185)
Jamba, Inc.*	(9,716)	(107,459)
Marcus Corp./The	(8,859)	(148,211)
Marriott International, Inc./DE, Class A	(24,174)	(1,400,400)
McDonald’s Corp.	(4,264)	(432,284)
Panera Bread Co., Class A*	(1,677)	(256,531)
Papa John’s International, Inc.	(4,588)	(201,230)
Pinnacle Entertainment, Inc.*	(3,584)	(83,400)
Texas Roadhouse, Inc.	(10,121)	(250,393)
Vail Resorts, Inc.	(1,204)	(83,353)
		(9,732,093)
Household Durables — (0.5%)
Cavco Industries, Inc.*	(3,519)	(274,306)
Garmin Ltd.	(24,221)	(1,383,019)
Harman International Industries, Inc.	(7,540)	(826,459)
Lennar Corp., Class A	(4,600)	(177,514)
Newell Rubbermaid, Inc.	(12,361)	(372,190)
Sony Corp. (ADR)	(18,446)	(325,387)
Tempur-Pedic International, Inc.*	(18,454)	(926,022)
Toll Brothers, Inc.*	(11,700)	(400,608)
Tupperware Brands Corp.	(6,814)	(578,577)
		(5,264,082)
Household Products — (0.2%)
Church & Dwight Co., Inc.	(17,300)	(1,193,873)
Clorox Co./The	(6,400)	(580,480)
Colgate-Palmolive Co.	(11,150)	(750,395)
WD-40 Co.	(3,441)	(250,642)
		(2,775,390)

See Accompanying Notes to the Financial Statements.

24

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Independent Power and Renewable Electricity Producers — (0.1%)
Calpine Corp.*	(23,238)	$(532,847)
Dynegy, Inc.*	(7,198)	(204,783)
		(737,630)
Industrial Conglomerates — (0.0%)†
Raven Industries, Inc.	(5,878)	(181,630)
Insurance — (1.7%)
ACE Ltd.	(24,000)	(2,455,680)
Alleghany Corp.*	(1,000)	(407,980)
Allstate Corp./The	(3,963)	(225,693)
American International Group, Inc.	(80,618)	(4,283,234)
AmTrust Financial Services, Inc.	(10,316)	(398,920)
Assurant, Inc.	(3,038)	(204,791)
Assured Guaranty Ltd.	(40,593)	(970,579)
Brown & Brown, Inc.	(14,848)	(442,173)
Chubb Corp./The	(300)	(27,624)
Citizens, Inc.*	(7,287)	(47,876)
Fidelity National Financial, Inc., Class A	(27,668)	(890,356)
First American Financial Corp.	(10,316)	(274,406)
Genworth Financial, Inc., Class A*	(24,615)	(439,378)
Lincoln National Corp.	(22,511)	(1,092,009)
MBIA, Inc.*	(41,227)	(499,671)
MetLife, Inc.	(5,124)	(268,241)
Progressive Corp./The	(44,455)	(1,078,034)
RLI Corp.	(14,174)	(610,332)
Travelers Cos., Inc./The	(51,700)	(4,682,986)
		(19,299,963)
Internet & Catalog Retail — (0.1%)
Ctrip.com International Ltd. (ADR)*	(6,019)	(281,328)
Groupon, Inc.*	(80,330)	(561,507)
HSN, Inc.	(980)	(56,879)
		(899,714)
Internet Software & Services — (0.8%)
Bankrate, Inc.*	(4,444)	(77,859)
Constant Contact, Inc.*	(9,462)	(244,687)
Conversant, Inc.*	(15,042)	(367,627)
Facebook, Inc., Class A*	(3,871)	(231,408)
j2 Global, Inc.	(5,203)	(241,211)
LinkedIn Corp., Class A*	(3,316)	(508,907)
Marketo, Inc.*	(2,007)	(54,470)

	SHARES	VALUE

Internet Software & Services (continued)
MercadoLibre, Inc.	(15,571)	$(1,452,307)
NetEase, Inc. (ADR)	(19,420)	(1,322,308)
OpenTable, Inc.*	(9,702)	(651,586)
Pandora Media, Inc.*	(1,863)	(43,631)
Rackspace Hosting, Inc.*	(19,176)	(556,488)
Sohu.com, Inc.*	(19,519)	(1,076,863)
WebMD Health Corp.*	(17,060)	(752,175)
Yahoo!, Inc.*	(38,201)	(1,373,326)
Yelp, Inc.*	(2,150)	(125,388)
Zillow, Inc., Class A*	(2,724)	(296,099)
		(9,376,340)
IT Services — (0.8%)
Accenture plc, Class A	(17,178)	(1,378,019)
Automatic Data Processing, Inc.	(4,900)	(382,004)
CoreLogic, Inc.*	(6,088)	(170,647)
Fiserv, Inc.*	(5,735)	(348,573)
Forrester Research, Inc.	(5,987)	(212,119)
Gartner, Inc.*	(13,073)	(901,253)
Infosys Ltd. (ADR)	(19,126)	(1,027,258)
International Business Machines Corp.	(7,015)	(1,378,237)
Leidos Holdings, Inc.	(26,782)	(997,362)
MasterCard, Inc., Class A	(14,552)	(1,070,300)
Unisys Corp.*	(4,201)	(102,378)
Visa, Inc., Class A	(2,881)	(583,719)
Western Union Co./The	(28,491)	(452,152)
		(9,004,021)
Leisure Products — (0.0%)†
Black Diamond, Inc.*	(8,902)	(99,258)
Mattel, Inc.	(2,229)	(87,410)
		(186,668)
Life Sciences Tools & Services — (0.2%)
Affymetrix, Inc.*	(18,639)	(138,488)
PerkinElmer, Inc.	(6,165)	(258,745)
QIAGEN N.V.*	(6,595)	(144,430)
Thermo Fisher Scientific, Inc.	(1,032)	(117,648)
Waters Corp.*	(12,778)	(1,259,144)
		(1,918,455)
Machinery — (1.9%)
AGCO Corp.	(11,544)	(643,001)
Barnes Group, Inc.	(5,018)	(193,293)
Blount International, Inc.*	(21,391)	(238,938)
Briggs & Stratton Corp.	(13,190)	(281,870)
Caterpillar, Inc.	(12,998)	(1,369,989)
Chart Industries, Inc.*	(2,501)	(170,618)

See Accompanying Notes to the Financial Statements.

25

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Machinery (continued)
Colfax Corp.*	(15,868)	$(1,142,179)
Deere & Co.	(19,082)	(1,781,114)
Energy Recovery, Inc.*	(16,631)	(84,984)
Gorman-Rupp Co./The	(3,627)	(112,618)
Graco, Inc.	(4,157)	(301,383)
Joy Global, Inc.	(23,520)	(1,420,138)
Kennametal, Inc.	(3,624)	(169,350)
Lincoln Electric Holdings, Inc.	(12,594)	(841,405)
Manitowoc Co., Inc./The	(43,369)	(1,378,267)
Oshkosh Corp.	(2,150)	(119,347)
PACCAR, Inc.	(28,700)	(1,836,226)
Pentair Ltd.	(53,538)	(3,977,338)
RBC Bearings, Inc.*	(4,572)	(284,653)
SPX Corp.	(1,433)	(145,937)
Sun Hydraulics Corp.	(5,515)	(225,453)
Tennant Co.	(3,143)	(200,492)
Terex Corp.	(30,974)	(1,340,864)
Timken Co./The	(14,329)	(903,873)
Titan International, Inc.	(10,896)	(190,789)
Toro Co./The	(2,150)	(136,611)
TriMas Corp.*	(6,021)	(215,913)
Trinity Industries, Inc.	(18,881)	(1,417,208)
WABCO Holdings, Inc.*	(6,020)	(644,200)
Woodward, Inc.	(4,516)	(202,452)
		(21,970,503)
Media — (2.1%)
Cablevision Systems Corp., Class A	(40,336)	(673,611)
Cinemark Holdings, Inc.	(7,329)	(217,085)
Comcast Corp., Class A	(28,750)	(1,488,100)
DIRECTV*	(61,571)	(4,777,910)
DISH Network Corp., Class A*	(22,823)	(1,297,716)
DreamWorks Animation SKG, Inc., Class A*	(20,056)	(481,946)
Lamar Advertising Co., Class A*	(25,538)	(1,274,857)
Liberty Global plc, Class A*	(34,775)	(1,384,740)
Liberty Media Corp., Class A*	(2,900)	(376,159)
Lions Gate Entertainment Corp.	(49,736)	(1,319,496)
Madison Square Garden Co./The, Class A*	(1,679)	(91,673)
News Corp., Class A*	(23,800)	(405,076)
Regal Entertainment Group, Class A	(13,780)	(259,064)

	SHARES	VALUE

Media (continued)
Scripps Networks Interactive, Inc., Class A	(42,800)	$(3,212,996)
Thomson Reuters Corp.	(9,427)	(341,069)
Walt Disney Co./The	(79,605)	(6,315,861)
		(23,917,359)
Metals & Mining — (0.8%)
Agnico Eagle Mines Ltd.	(12,107)	(357,883)
AngloGold Ashanti Ltd. (ADR)	(1,930)	(34,933)
ArcelorMittal (NYRS)	(83,055)	(1,349,644)
BHP Billiton Ltd. (ADR)	(19,450)	(1,372,003)
Pan American Silver Corp.	(27,049)	(350,555)
Randgold Resources Ltd. (ADR)	(4,495)	(359,915)
Rio Tinto plc (ADR)	(25,314)	(1,374,297)
Royal Gold, Inc.	(15,939)	(1,055,162)
Southern Copper Corp.	(41,379)	(1,247,163)
Stillwater Mining Co.*	(25,639)	(404,583)
Vale S.A. (ADR)	(102,046)	(1,349,048)
		(9,255,186)
Multiline Retail — (0.5%)
Big Lots, Inc.*	(2,843)	(112,299)
Dillard’s, Inc., Class A	(10,491)	(1,027,384)
Dollar General Corp.*	(24,298)	(1,371,379)
Nordstrom, Inc.	(40,300)	(2,469,584)
Target Corp.	(3,886)	(239,960)
		(5,220,606)
Multi-Utilities — (0.5%)
CenterPoint Energy, Inc.	(21,379)	(529,344)
DTE Energy Co.	(3,492)	(272,865)
Public Service Enterprise Group, Inc.	(33,846)	(1,386,671)
SCANA Corp.	(6,063)	(325,462)
Sempra Energy	(10,900)	(1,074,849)
Wisconsin Energy Corp.	(41,955)	(2,033,978)
		(5,623,169)
Oil, Gas & Consumable Fuels — (3.5%)
Apache Corp.	(42,900)	(3,723,720)
Bill Barrett Corp.*	(27,847)	(659,417)
Cabot Oil & Gas Corp.	(76,979)	(3,023,735)
Cameco Corp.	(12,287)	(261,590)
Canadian Natural Resources Ltd.	(33,311)	(1,358,089)
Carrizo Oil & Gas, Inc.*	(24,769)	(1,362,790)
Cenovus Energy Inc.	(1,694)	(50,430)
Cheniere Energy, Inc.*	(2,500)	(141,125)

See Accompanying Notes to the Financial Statements.

26

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	(23,200)	$(2,763,584)
Clean Energy Fuels Corp.*	(28,818)	(255,039)
Cobalt International Energy, Inc.*	(3,400)	(61,200)
Comstock Resources, Inc.	(9,840)	(273,552)
Continental Resources, Inc./OK*	(10,037)	(1,390,325)
Denbury Resources, Inc.	(14,074)	(236,725)
Ecopetrol S.A. (ADR)	(13,305)	(498,804)
Enbridge, Inc.	(12,592)	(608,068)
Encana Corp.	(58,294)	(1,353,004)
Exxon Mobil Corp.	(8,417)	(861,985)
Golar LNG Ltd.	(21,764)	(961,969)
Gulfport Energy Corp.*	(17,400)	(1,281,858)
Kinder Morgan Management LLC*	(1)	(54)
Murphy Oil Corp.	(48,900)	(3,101,727)
Noble Energy, Inc.	(14,188)	(1,018,415)
Oasis Petroleum, Inc.*	(29,626)	(1,377,905)
ONEOK, Inc.	(881)	(55,697)
Petroleo Brasileiro S.A. (ADR)	(96,799)	(1,343,570)
Pioneer Natural Resources Co.	(19,700)	(3,807,419)
QEP Resources, Inc.	(29,709)	(911,769)
Range Resources Corp.	(15,700)	(1,420,065)
Royal Dutch Shell plc (ADR)	(35)	(2,756)
Ship Finance International Ltd.	(6,584)	(116,076)
Spectra Energy Corp.	(45,390)	(1,802,437)
Statoil ASA (ADR)	(18,779)	(572,196)
Stone Energy Corp.*	(21,430)	(1,051,142)
Ultra Petroleum Corp.*	(45,869)	(1,366,896)
W&T Offshore, Inc.	(3,549)	(68,141)
Williams Cos., Inc./The	(15,445)	(651,316)
World Fuel Services Corp.	(5,575)	(253,886)
		(40,048,476)
Paper & Forest Products — (0.1%)
Deltic Timber Corp.	(2,000)	(121,500)
Domtar Corp.	(297)	(27,728)
International Paper Co.	(29,820)	(1,391,103)
KapStone Paper and Packaging Corp.*	(3,095)	(81,646)
		(1,621,977)
Personal Products — (0.2%)
Coty, Inc., Class A	(17,205)	(276,140)
Estee Lauder Cos., Inc./ The, Class A	(3,600)	(261,252)

	SHARES	VALUE

Personal Products (continued)
Herbalife Ltd.	(22,755)	$(1,364,845)
Inter Parfums, Inc.	(9,145)	(334,616)
		(2,236,853)
Pharmaceuticals — (0.8%)
Actavis plc*	(2,390)	(488,349)
Auxilium Pharmaceuticals, Inc.*	(27,765)	(624,990)
Eli Lilly & Co.	(13,046)	(771,019)
GlaxoSmithKline plc (ADR)	(24,272)	(1,343,941)
Medicines Co./The*	(11,851)	(315,236)
Merck & Co., Inc.	(23,309)	(1,364,975)
Mylan, Inc./PA*	(14,016)	(711,732)
Perrigo Co. plc	(1,863)	(269,874)
Pfizer, Inc.	(43,096)	(1,348,043)
Prestige Brands Holdings, Inc.*	(5,304)	(177,790)
Salix Pharmaceuticals Ltd.*	(6,890)	(757,900)
Shire plc (ADR)	(4,329)	(743,506)
		(8,917,355)
Professional Services — (0.1%)
Advisory Board Co./The*	(2,150)	(123,109)
FTI Consulting, Inc.*	(6,217)	(213,243)
IHS, Inc., Class A*	(600)	(72,378)
Robert Half International, Inc.	(15,070)	(675,136)
		(1,083,866)
Real Estate Investment Trusts (REITs) — (0.1%)
AvalonBay Communities, Inc.	(2,437)	(332,772)
Equity One, Inc.	(13,047)	(293,949)
Essex Property Trust, Inc.	(1,577)	(273,231)
Regency Centers Corp.	(7,885)	(413,411)
Select Income REIT	(1,121)	(34,504)
		(1,347,867)
Real Estate Management & Development — (0.3%)
CBRE Group, Inc., Class A*	(37,897)	(1,009,576)
E-House China Holdings Ltd. (ADR)	(38,490)	(334,863)
Jones Lang LaSalle, Inc.	(17,000)	(1,970,130)
St. Joe Co./The*	(19,799)	(353,412)
		(3,667,981)
Road & Rail — (0.7%)
Avis Budget Group, Inc.*	(54,362)	(2,858,898)
Celadon Group, Inc.	(11,002)	(253,156)

See Accompanying Notes to the Financial Statements.

27

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Road & Rail (continued)
CSX Corp.	(46,842)	$(1,321,881)
Hertz Global Holdings, Inc.*	(48,348)	(1,376,467)
JB Hunt Transport Services, Inc.	(2,100)	(159,810)
Kansas City Southern	(2,900)	(292,552)
Norfolk Southern Corp.	(14,452)	(1,366,148)
Union Pacific Corp.	(3,732)	(710,685)
		(8,339,597)
Semiconductors & Semiconductor Equipment — (1.6%)
Applied Materials, Inc.	(2,471)	(47,097)
ARM Holdings plc (ADR)	(29,755)	(1,354,448)
ASML Holding N.V. (NYRS)	(16,667)	(1,356,527)
Avago Technologies Ltd.	(21,956)	(1,394,206)
Broadcom Corp., Class A	(43,954)	(1,354,223)
Cirrus Logic, Inc.*	(31,108)	(693,708)
Cree, Inc.*	(31,436)	(1,482,836)
First Solar, Inc.*	(20,651)	(1,393,736)
GT Advanced Technologies, Inc.*	(11,149)	(185,185)
KLA-Tencor Corp.	(18,644)	(1,193,030)
Linear Technology Corp.	(55,000)	(2,447,500)
Mellanox Technologies Ltd.*	(10,881)	(380,509)
Micron Technology, Inc.*	(54,531)	(1,424,350)
NVIDIA Corp.	(32,904)	(607,737)
OmniVision Technologies, Inc.*	(5,588)	(109,134)
Silicon Motion Technology Corp. (ADR)	(1,527)	(25,333)
Skyworks Solutions, Inc.*	(20,511)	(841,976)
Synaptics, Inc.*	(22,702)	(1,410,929)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(13,485)	(271,048)
Veeco Instruments, Inc.*	(10,862)	(401,568)
		(18,375,080)
Software — (1.4%)
ACI Worldwide, Inc.*	(293)	(16,745)
Activision Blizzard, Inc.	(64,472)	(1,290,085)
Adobe Systems, Inc.*	(4,443)	(274,089)
CA, Inc.	(1,857)	(55,970)
Check Point Software Technologies Ltd.*	(9,565)	(612,734)
Citrix Systems, Inc.*	(23,449)	(1,390,760)
CommVault Systems, Inc.*	(19,346)	(936,346)
Concur Technologies, Inc.*	(1,300)	(104,611)
Electronic Arts, Inc.*	(48,779)	(1,380,446)

	SHARES	VALUE

Software (continued)
Interactive Intelligence Group, Inc.*	(1,003)	$(62,758)
Microsoft Corp.	(33,787)	(1,364,995)
NetSuite, Inc.*	(2,900)	(224,199)
Nuance Communications, Inc.*	(77,902)	(1,253,443)
Open Text Corp.	(2,323)	(114,617)
Oracle Corp.	(34,107)	(1,394,294)
PTC, Inc.*	(6,890)	(243,699)
Red Hat, Inc.*	(3,800)	(184,870)
Salesforce.com, Inc.*	(3,628)	(187,386)
SAP AG (ADR)	(17,225)	(1,395,053)
SolarWinds, Inc.*	(15,732)	(634,314)
Splunk, Inc.*	(1,200)	(65,484)
Take-Two Interactive Software, Inc.*	(13,132)	(267,630)
TIBCO Software, Inc.*	(29,885)	(586,642)
VMware, Inc., Class A*	(15,208)	(1,406,892)
Workday, Inc., Class A*	(8,800)	(643,016)
		(16,091,078)
Specialty Retail — (1.7%)
American Eagle Outfitters, Inc.	(16,883)	(195,167)
ANN, Inc.*	(6,038)	(236,629)
Ascena Retail Group, Inc.*	(26,120)	(449,264)
Buckle, Inc./The	(5,407)	(254,075)
Cabela’s, Inc.*	(20,846)	(1,367,706)
CarMax, Inc.*	(37,235)	(1,630,148)
Chico’s FAS, Inc.	(42,919)	(681,554)
Children’s Place Retail Stores, Inc./The	(8,935)	(428,880)
GameStop Corp., Class A	(3,750)	(148,800)
Gap, Inc./The	(28,376)	(1,115,177)
Guess?, Inc.	(11,624)	(312,802)
Hibbett Sports, Inc.*	(7,662)	(412,599)
Home Depot, Inc./The	(8,800)	(699,688)
Lowe’s Cos., Inc.	(2,580)	(118,448)
Mattress Firm Holding Corp.*	(6,308)	(285,058)
PetSmart, Inc.	(16,016)	(1,083,963)
Pier 1 Imports, Inc.	(21,355)	(389,942)
Rent-A-Center, Inc./TX	(4,841)	(141,406)
Restoration Hardware Holdings, Inc.*	(1,863)	(116,233)
Sally Beauty Holdings, Inc.*	(32,966)	(903,598)
Staples, Inc.	(118,926)	(1,486,575)
Tiffany & Co.	(6,275)	(549,000)
Tractor Supply Co.	(3,167)	(212,949)

See Accompanying Notes to the Financial Statements.

28

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Specialty Retail (continued)
Urban Outfitters, Inc.*	(88,191)	$(3,144,450)
Vitamin Shoppe, Inc.*	(9,556)	(457,541)
Williams-Sonoma, Inc.	(41,500)	(2,607,030)
		(19,428,682)
Technology Hardware, Storage & Peripherals — (0.2%)
3D Systems Corp.*	(1,500)	(71,010)
EMC Corp.	(10,807)	(278,821)
Lexmark International, Inc., Class A	(130)	(5,590)
Nokia OYJ (ADR)*	(113,716)	(852,870)
Stratasys Ltd.*	(14,521)	(1,406,649)
		(2,614,940)
Textiles, Apparel & Luxury Goods — (0.7%)
Crocs, Inc.*	(22,303)	(337,444)
Deckers Outdoor Corp.*	(5,722)	(451,752)
Kate Spade & Co.*	(26,707)	(928,602)
Lululemon Athletica, Inc.*	(30,029)	(1,379,232)
PVH Corp.	(6,800)	(853,876)
Skechers U.S.A., Inc., Class A*	(6,725)	(275,658)
Under Armour, Inc., Class A*	(56,254)	(2,750,258)
VF Corp.	(9,900)	(604,791)
		(7,581,613)
Thrifts & Mortgage Finance — (0.0%)†
BankFinancial Corp.	(2,433)	(23,941)
New York Community Bancorp, Inc.	(2,135)	(32,900)
		(56,841)
Trading Companies & Distributors — (0.6%)
AerCap Holdings N.V.*	(17,196)	(717,589)
Beacon Roofing Supply, Inc.*	(2,825)	(100,513)
Fastenal Co.	(37,000)	(1,852,960)
MSC Industrial Direct Co., Inc., Class A	(31,080)	(2,830,145)
TAL International Group, Inc.*	(8,236)	(347,394)
United Rentals, Inc.*	(5,085)	(477,126)
		(6,325,727)
Water Utilities — (0.0%)†
Cadiz, Inc.*	(1,138)	(7,317)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(590)	(5,593)

	SHARES	VALUE

Water Utilities (continued)
Connecticut Water Service, Inc.	(2,429)	$(78,943)
Middlesex Water Co.	(3,831)	(77,884)
York Water Co.	(1,491)	(29,835)
		(199,572)
Wireless Telecommunication Services — (0.4%)
America Movil SAB de CV (ADR)	(58,565)	(1,175,985)
China Mobile Ltd. (ADR)	(27,699)	(1,313,764)
SBA Communications Corp., Class A*	(15,300)	(1,373,328)
Shenandoah Telecommunications Co.	(4,014)	(112,512)
SK Telecom Co., Ltd. (ADR)	(6,539)	(150,986)
Sprint Corp.*	(23,000)	(195,500)
Tim Participacoes S.A. (ADR)	(22,567)	(607,278)
		(4,929,353)
TOTAL COMMON STOCKS (proceeds received $466,963,259)		(471,309,170)
EXCHANGE TRADED FUNDS — (25.3%)
iShares MSCI Brazil Capped ETF	(8,573)	(403,274)
Consumer Discretionary Select Sector SPDR Fund	(325,526)	(20,781,580)
Consumer Staples Select Sector SPDR Fund	(203,887)	(9,019,961)
Energy Select Sector SPDR Fund	(252,413)	(23,661,195)
Financial Select Sector SPDR Fund	(644,300)	(14,148,828)
Health Care Select Sector SPDR Fund	(275,269)	(15,998,634)
Industrial Select Sector SPDR Fund	(342,072)	(18,140,078)
iShares iBoxx $ High Yield Corporate Bond ETF	(66,764)	(6,298,516)
iShares Nasdaq Biotechnology ETF	(3,441)	(792,290)
iShares Russell 2000 Index Fund	(168,550)	(18,874,229)
iShares Russell 2000 Value Index Fund	(182,641)	(17,951,784)

See Accompanying Notes to the Financial Statements.

29

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES		VALUE

EXCHANGE TRADED FUNDS (continued)
Materials Select Sector SPDR Fund		(112,712)	$(5,376,362)
SPDR S&P 500 ETF Trust		(618,587)	(116,560,349)
SPDR S&P MidCap 400 ETF Trust		(11,756)	(2,900,440)
Technology Select Sector SPDR Fund		(330,400)	(12,043,080)
Utilities Select Sector SPDR Fund		(72,000)	(3,116,160)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $269,793,654)			(286,066,760)

	PRINCIPAL AMOUNT

CORPORATE BONDS — (3.6%)

Banks — (0.4%)
Raiffeisen Bank International AG 6.00%, 10/16/2023	EUR	(3,000,000)	(4,363,126)
Building Products — (0.2%)
Ply Gem Industries, Inc. 6.50%, 2/1/2022(b) $		(2,244,000)	(2,255,220)
Chemicals — (0.3%)
Ashland, Inc.
4.75%, 8/15/2022		(1,640,000)	(1,631,800)
6.88%, 5/15/2043		(1,294,000)	(1,373,257)
			(3,005,057)
Commercial Services & Supplies — (0.4%)
Clean Harbors, Inc. 5.13%, 6/1/2021		(5,000,000)	(5,112,500)
Diversified Telecommunication Services — (0.1%)
Frontier Communications Corp. 8.50%, 4/15/2020		(923,000)	(1,081,064)
Health Care Providers & Services — (0.2%)
HCA, Inc. 6.50%, 2/15/2020		(1,726,000)	(1,937,435)
	PRINCIPAL AMOUNT	VALUE

Hotels, Restaurants & Leisure — (0.2%)
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(b)	$(976,000)	$(1,017,480)
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022	(923,000)	(950,690)
		(1,968,170)
Media — (0.2%)
DISH DBS Corp. 5.88%, 7/15/2022	(1,500,000)	(1,623,750)
Time Warner Cable, Inc. 4.50%, 9/15/2042	(863,000)	(835,565)
		(2,459,315)
Metals & Mining — (0.6%)
Alcoa, Inc. 5.95%, 2/1/2037	(1,424,000)	(1,375,060)
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/2023	(1,380,000)	(1,343,243)
Glencore Funding LLC 2.50%, 1/15/2019(b)	(765,000)	(748,058)
Rio Tinto Finance USA plc 2.88%, 8/21/2022	(2,423,000)	(2,326,879)
Teck Resources Ltd. 3.75%, 2/1/2023	(1,212,000)	(1,161,403)
		(6,954,643)
Multiline Retail — (0.2%)
Sears Holdings Corp. 6.63%, 10/15/2018	(2,000,000)	(1,855,000)
Oil, Gas & Consumable Fuels — (0.5%)
Linn Energy LLC / Linn Energy Finance Corp. 7.25%, 11/1/2019(b)	(3,000,000)	(3,120,000)
Peabody Energy Corp. 6.25%, 11/15/2021	(1,770,000)	(1,809,825)
Rockies Express Pipeline LLC 6.00%, 1/15/2019(b)	(975,000)	(1,009,125)
		(5,938,950)
Road & Rail — (0.2%)
Hertz Corp./The 5.88%, 10/15/2020	(1,819,000)	(1,946,330)

See Accompanying Notes to the Financial Statements.

30

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Specialty Retail — (0.1%)
Michaels Stores, Inc. 5.88%, 12/15/2020(b)	$(1,824,000)	$(1,849,080)
TOTAL CORPORATE BONDS (proceeds received $39,888,086)		(40,725,890)
U.S. GOVERNMENT SECURITIES — (2.0%)
U.S. Treasury Bonds
3.63%, 2/15/2044	(881,000)	(907,225)
3.75%, 11/15/2043	(3,706,000)	(3,905,503)
U.S. Treasury Notes
1.50%, 12/31/2018	(10,000,000)	(9,957,367)
2.75%, 2/15/2024	(7,815,000)	(7,881,401)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $22,429,188)		(22,651,496)
TOTAL SECURITIES SOLD SHORT (proceeds received $799,074,187)		(820,753,316)

	CONTRACTS

WRITTEN OPTIONS — (0.0%)†

Call Options Written- (0.0%)†
Chicago Board Options Exchange SPX Volatility Index, 5/21/2014 @ 20*	(335)	(6,700)
Put Options Written — (0.0%)†
iShares Russell 2000 ETF, 5/17/2014 @ 112*	(502)	(88,854)
iShares Russell 2000 ETF,
5/17/2014 @ 105*	(240)	(6,000)
6/21/2014 @ 100*	(187)	(10,098)
SPDR S&P 500 ETF Trust,
5/17/2014 @ 185*	(335)	(27,135)
6/21/2014 @ 171*	(534)	(26,700)
		(158,787)
TOTAL WRITTEN OPTIONS (premiums received $353,584)		(165,487)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/premiums received $345,803,503) — 32.7%		370,010,054

VALUE

OTHER ASSETS LESS LIABILITIES — 67.3%	$762,777,507
NET ASSETS — 100.0%	$1,132,787,561
*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At April 30, 2014, the aggregate amount held in a segregated account was $339,207,872.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $61,131,417 or 5% of net assets at April 30, 2014.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2014.
(d)	Issuer is in default.
(e)	All or portion of security on loan. The aggregate market value of such securities is $75,095,002, which was collateralized with the aggregate value of $75,951,091.
(f)	Multi-Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2014. Maturity date disclosed is the ultimate maturity date.

Abbreviations:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro Dollar
IO	—	Interest Only
NYRS	—	New York Registered Shares
TBA	—	To Be Announced; Security is subject to delayed delivery.

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,077,201
Aggregate gross unrealized depreciation	(50,870,650)
Net unrealized appreciation	$24,206,551
Federal income tax cost of investments	$345,803,503

See Accompanying Notes to the Financial Statements.

31

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Futures Contracts Long
	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	10	05/16/14	$596,665	$616,191	$19,526
CBOT 10 Year US Treasury Note Futures Contracts	USD	330	06/19/14	41,002,288	41,059,219	56,931
CMX Copper Commodity Futures Contracts	USD	9	07/29/14	694,939	681,188	(13,751)
CMX Silver Futures Contracts	USD	7	07/29/14	687,071	671,090	(15,981)
COMEX Division Gold Futures Contracts	USD	11	08/27/14	1,417,602	1,425,600	7,998
DAX Index Futures Contracts	EUR	6	06/20/14	1,935,611	2,001,322	65,711
E-Mini S&P 500 Futures Contracts	USD	28	06/20/14	2,575,717	2,629,060	53,343
Eurex 10 Year Euro BUND Futures Contracts	EUR	66	06/06/14	13,137,152	13,234,819	97,667
EURO STOXX 50 Futures Contracts	EUR	68	06/20/14	2,841,043	2,966,987	125,944
FTSE 100 IDX Futures Contracts	GBP	32	06/20/14	3,537,695	3,643,972	106,277
FTSE China A50 Index Futures Contracts	USD	200	05/29/14	1,355,920	1,342,000	(13,920)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	21	06/19/14	846,067	881,160	35,093
Hang Seng Index Futures Contracts	HKD	6	05/29/14	855,020	844,982	(10,038)
ICE Brent Crude Oil Futures Contracts	USD	21	11/13/14	2,199,619	2,198,910	(709)
KOSPI 200 Futures Contracts	KRW	11	06/12/14	1,362,929	1,359,431	(3,498)
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	150	06/19/17	51,484,558	51,505,368	20,810
MSCI Taiwan Stock Index Futures Contracts	USD	40	05/29/14	1,274,575	1,255,600	(18,975)
Natural Gas Futures Contracts	USD	100	12/29/14	4,562,769	5,022,000	459,231
Natural Gas Futures Contracts	USD	44	03/27/15	1,781,431	1,865,160	83,729
NYM Heating Oil Futures Contracts	USD	15	11/28/14	1,843,051	1,836,387	(6,664)
NYM Platinum Futures Contracts	USD	10	07/29/14	700,830	713,950	13,120
OML Stockholm OMXS30 Index Futures Contracts	SEK	7	05/16/14	143,159	146,358	3,199
Russell 2000 Mini Futures Contracts	USD	16	06/20/14	1,874,439	1,797,760	(76,679)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	9	06/19/14	1,335,851	1,373,094	37,243
SFE ASX SPI 200 Index Futures Contracts	AUD	22	06/19/14	2,733,516	2,794,385	60,869
SGX MSCI Singapore Index Futures Contracts	SGD	15	05/29/14	877,757	881,551	3,794

See Accompanying Notes to the Financial Statements.

32

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Futures Contracts Long (Continued)
	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
The Amsterdam Exchanges Index Futures Contracts	EUR	7	05/16/14	$754,174	$770,409	$16,235
Tokyo Price Index Futures Contracts	JPY	62	06/12/14	7,425,989	7,007,483	(418,506)
WTI Crude Oil Futures Contracts	USD	121	11/19/14	10,929,621	11,486,530	556,909
						$1,244,908

Futures Contracts Short
	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT U.S. Long Bond Futures Contracts	USD	12	06/19/14	$1,590,818	$1,619,250	$(28,432)
CME 3 Month Eurodollar Futures Contracts	USD	150	06/19/17	36,502,594	36,511,875	(9,281)
CME Ultra Long Term U.S. Treasury Bond Futures Contracts	USD	10	06/19/14	1,425,601	1,472,813	(47,212)
E-Mini S&P 500 Futures Contracts	USD	448	06/20/14	41,286,372	42,064,960	(778,588)
Natural Gas Futures Contracts	USD	100	05/28/14	4,777,703	4,815,000	(37,297)
Nikkei 225 Futures Contracts	JPY	6	06/12/14	888,482	834,548	53,934
Tokyo Price Index Futures Contracts	JPY	8	06/12/14	956,460	904,191	52,269
WTI Crude Oil Futures Contracts	USD	64	05/19/14	6,516,970	6,383,360	133,610
						$(660,997)

Cash collateral in the amount of $4,918,074 was pledged to cover margin requirements for open futures contracts as of April 30, 2014.

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	Aozora Bank Ltd.	01/17/2050	JPY	819,000	$7,768
Morgan Stanley	AstraZeneca plc	01/17/2050	GBP	11,193	559
Morgan Stanley	NKSJ Holdings, Inc.	01/17/2050	JPY	121,000	(77,240)
Morgan Stanley	Orange S.A.	01/17/2050	EUR	137,932	188,104
Morgan Stanley	Severn Trent plc	01/17/2050	GBP	44,334	418
Morgan Stanley	Shire plc	01/17/2050	GBP	31,385	123,259
Morgan Stanley	SoftBank Corp.	01/17/2050	JPY	17,800	(38,496)
Morgan Stanley	Sony Financial Holdings, Inc.	01/17/2050	JPY	11,200	(1,442)
					$202,930

See Accompanying Notes to the Financial Statements.

33

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Short Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Europartners Multi Investment Fund — Spain Index Plus	01/17/2050	EUR	9,919,832	$(287,108)
Morgan Stanley	iShares Russell 2000 ETF	01/17/2050	USD	59,236	154,774
					$(132,334)

Credit Default Swap Contracts on Corporate Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Chesapeake Energy Corp.	5.00%	USD	2,000,000	$(280,969)	03/20/2019	$(329,368)
Morgan Stanley	Glencore International AG	1.00%	GBP	4,000,000	195,559	06/20/2019	155,009
Morgan Stanley	HCA, Inc.	5.00%	USD	1,000,000	(105,155)	12/20/2018	(149,185)
Morgan Stanley	HJ Heinz Finance Co.	1.00%	USD	2,000,000	42,109	03/20/2019	25,783
Morgan Stanley	Jones Group, Inc./The	5.00%	USD	1,200,000	—	06/20/2019	55,574
Morgan Stanley	Portugal Telecom International Finance B.V.	5.00%	EUR	2,500,000	(315,479)	03/20/2019	(451,136)
Morgan Stanley	United States Steel Corp.	5.00%	USD	2,000,000	(64,531)	03/20/2019	(90,665)
JPMorgan Chase Bank	Block Financial LLC	5.00%	USD	3,452,000	(578,068)	06/20/2019	(564,394)
JPMorgan Chase Bank	Enel S.p.A.	1.00%	EUR	3,000,000	22,917	03/20/2019	(57,267)
JPMorgan Chase Bank	Freeport-McMoRan Copper & Gold, Inc.	1.00%	USD	2,000,000	40,852	06/20/2019	31,579
JPMorgan Chase Bank	Gas Natural SDG S.A.	1.00%	EUR	4,000,000	25,484	03/20/2019	(85,789)
JPMorgan Chase Bank	Jones Group, Inc./The	5.00%	USD	2,027,000	7,034	06/20/2019	93,874
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	1,798,000	224,071	12/20/2017	(22,507)
Goldman Sachs Capital	PHH Corp.	5.00%	USD	1,600,000	(151,065)	06/20/2019	(159,473)
Goldman Sachs Capital	United States Steel Corp.	5.00%	USD	1,000,000	(15,766)	03/20/2019	(45,332)
Goldman Sachs Capital	Williams Companies, Inc./The	1.00%	USD	3,000,000	71,876	03/20/2019	15,664
Barclays plc	Boyd Gaming Corp.	5.00%	USD	1,000,000	(39,085)	03/20/2019	(46,067)

See Accompanying Notes to the Financial Statements.

34

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds — Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Barclays plc	Casino Guichard- Perrachon	1.00%	EUR	4,000,000	$58,295	03/20/2019	$(23,043)
Barclays plc	Enel S.p.A.	1.00%	EUR	1,000,000	50,866	12/20/2018	(20,930)
Barclays plc	Jones Group, Inc./The	5.00%	USD	900,000	(245)	06/20/2019	41,681
Barclays plc	Nabors Industries, Inc.	1.00%	USD	2,762,000	25,188	06/20/2019	(4,704)
					$(786,112)		$(1,630,696)

Credit Default Swap Contracts on Corporate Bonds — Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	Ardagh Packaging Finance plc	5.00%	EUR	1,000,000	$77,494	03/20/2019	$88,541	3.69%
Morgan Stanley	General Motors Co.	5.00%	USD	3,046,000	446,154	12/20/2018	510,867	1.34%
Morgan Stanley	L Brands, Inc.	1.00%	USD	4,000,000	(129,116)	03/20/2019	(99,525)	1.56%
Morgan Stanley	Norske Skogindustrier ASA	5.00%	EUR	1,000,000	(57,707)	12/20/2014	(13,584)	7.50%
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	3,397,000	(75,556)	12/20/2018	217,319	3.62%
JPMorgan Chase Bank	Best Buy Co., Inc.	5.00%	USD	2,000,000	129,569	03/20/2019	170,975	3.21%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	970,000	(24,951)	09/20/2018	25,934	4.48%
JPMorgan Chase Bank	Realogy Group LLC	5.00%	USD	1,000,000	63,447	12/20/2018	118,703	2.39%
JPMorgan Chase Bank	Staples, Inc.	1.00%	USD	3,571,000	(198,281)	09/20/2019	(273,330)	2.58%
JPMorgan Chase Bank	Vougeot Bidco plc	5.00%	GBP	2,500,000	228,765	06/20/2019	217,658	3.76%
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	1,798,000	(57,509)	12/20/2015	88,066	2.34%
Goldman Sachs Capital	American Axle & Manufacturing, Inc.	5.00%	USD	1,500,000	147,972	06/20/2019	146,566	3.04%
Goldman Sachs Capital	Ardagh Packaging Finance plc	5.00%	EUR	2,000,000	175,315	03/20/2019	177,082	3.69%
Goldman Sachs Capital	Best Buy Co., Inc.	5.00%	USD	1,000,000	82,755	03/20/2019	85,487	3.21%

See Accompanying Notes to the Financial Statements.

35

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds — Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Goldman Sachs Capital	Chesapeake Energy Corp.	5.00%	USD	3,063,000	$205,201	12/20/2015	$233,521	0.71%
Goldman Sachs Capital	Goodyear Tire & Rubber Co./The	5.00%	USD	1,000,000	144,280	06/20/2019	138,220	2.22%
Goldman Sachs Capital	K. Hovnanian Enterprises, Inc.	5.00%	USD	876,000	(22,533)	09/20/2018	23,421	4.48%
Goldman Sachs Capital	Telecom Italia S.p.A.	1.00%	EUR	2,271,000	(249,353)	12/20/2018	(94,488)	1.70%
Barclays plc	American Axle & Manufacturing, Inc.	5.00%	USD	2,274,000	229,395	03/20/2019	230,957	2.88%
Barclays plc	American Axle & Manufacturing, Inc.	5.00%	USD	1,500,000	144,312	06/20/2019	146,566	3.04%
Barclays plc	Boyd Gaming Corp.	5.00%	USD	1,838,000	54,500	03/20/2018	145,374	3.01%
Barclays plc	Caesars Entertainment Operating Co., Inc.	5.00%	USD	1,000,000	(73,900)	12/20/2014	(40,416)	12.48%
Barclays plc	Delta Air Lines, Inc.	5.00%	USD	1,000,000	24,800	12/20/2018	131,941	2.11%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,000,000	(18,220)	12/20/2018	18,124	4.71%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,065,000	(12,981)	09/20/2018	28,475	4.48%
Barclays plc	Meritor, Inc.	5.00%	USD	1,000,000	44,774	12/20/2018	109,078	2.62%
Barclays plc	Realogy Group LLC	5.00%	USD	1,000,000	74,369	12/20/2018	118,703	2.39%
Barclays plc	Transocean, Inc.	1.00%	USD	4,315,000	(129,559)	06/20/2019	(99,002)	1.50%
Barclays plc	Wind Acquisition Finance S.A.	5.00%	EUR	2,828,000	202,418	06/20/2019	199,218	4.01%
					$1,425,854		$2,750,451

Credit Default Swap Contracts on Credit Indices — Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	ABX Home Equity Index Series 6	0.11%	USD	8,500,000	$(2,407,694)	05/25/2046	$(1,616,250)	12.03%
Morgan Stanley	CMBX North America Index Series 6	0.50%	USD	13,500,000	(569,040)	05/11/2063	(268,806)	0.77%

See Accompanying Notes to the Financial Statements.

36

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Credit Default Swap Contracts on Credit Indices — Sell Protection (Continued)

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Goldman Sachs Capital	CMBX North America Index Series 6	0.50%	USD	6,500,000	$(153,148)	05/11/2063	$(129,425)	0.77%
Barclays plc	CDX Emerging Markets Index 19-V1	5.00%	USD	3,000,000	202,966	06/20/2018	260,619	2.87%
					$(2,926,916)		$(1,753,862)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Buy Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	CDX North America High Yield Index 21-V1	5.00%	USD	11,500,000	$(735,589)	12/20/2018	$(922,305)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	5,000,000	$178,493	06/20/2018	$440,872	2.82%
JPMorgan Chase Bank	CDX North America High Yield Index 21-V1	5.00%	USD	5,000,000	330,681	12/20/2018	401,003	3.19%
JPMorgan Chase Bank	CDX North America Investment Grade Index 20-V1	1.00%	USD	12,000,000	91,722	06/20/2018	260,784	0.49%
JPMorgan Chase Bank	CDX North America Investment Grade Index 20-V1	1.00%	USD	10,000,000	141,215	12/20/2018	206,785	0.56%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	83,491	06/20/2018	686,043	1.90%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	487,302	12/20/2018	847,380	2.26%
JPMorgan Chase Bank	iTraxx Europe Index Series 19-V1	1.00%	EUR	9,000,000	(64,292)	06/20/2018	249,303	0.54%

See Accompanying Notes to the Financial Statements.

37

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection (Continued)

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	iTraxx Europe Index Series 20-V1	1.00%	EUR	10,000,000	$134,707	12/20/2018	$257,106	0.62%
					$1,383,319		$3,349,276

Centrally Cleared Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by the Fund	Currency	Notional Amount	Termination Date	Unrealized Appreciation
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	10,000,000	06/27/2023	$815,628
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	20,000,000	06/26/2018	299,126
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.20%	USD	20,000,000	03/18/2025	150,946
						$1,265,700

Contracts for Differences — Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Appreciation/ (Depreciation)

	European Union
JPMorgan Chase Bank	Accor S.A.	96,658	$(108,883)
JPMorgan Chase Bank	European Aeronautic Defence and Space Co. N.V.	133,344	(390,914)
Total Contracts for Differences			$(499,797)

Cash collateral in the amount of $21,263,498 was pledged for equity total return, credit default, interest rate swap contracts and contracts for differences as of April 30, 2014.

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. USD, expiring 6/18/14	JPMorgan Chase Bank	3,243,205	2,890,669	$3,003,064	$2,890,669	$112,395
BRL vs. USD, expiring 6/2/14	Barclays plc	4,001,375	1,666,892	1,776,627	1,666,892	109,735

See Accompanying Notes to the Financial Statements.

38

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CAD vs. USD, expiring 6/18/14	JPMorgan Chase Bank	1,037,570	965,451	$945,558	$965,451	$(19,893)
CHF vs. USD, expiring 6/18/14	Goldman Sachs Capital	220,000	252,352	250,069	252,352	(2,283)
CHF vs. USD, expiring 6/18/14	JPMorgan Chase Bank	228,224	258,504	259,417	258,504	913
CLP vs. USD, expiring 6/2/14	Barclays plc	517,500,000	937,330	913,739	937,330	(23,591)
DKK vs. USD, expiring 6/18/14	Goldman Sachs Capital	6,500,000	1,204,559	1,208,436	1,204,559	3,877
EUR vs. USD, expiring 6/18/14	Goldman Sachs Capital	240,000	331,555	332,924	331,555	1,369
EUR vs. USD, expiring 6/18/14	Goldman Sachs Capital	600,000	827,498	832,311	827,498	4,813
EUR vs. USD, expiring 6/18/14	Goldman Sachs Capital	225,000	313,510	312,116	313,510	(1,394)
EUR vs. USD, expiring 6/18/14	JPMorgan Chase Bank	376,872	520,771	522,791	520,771	2,020
EUR vs. USD, expiring 6/18/14	Goldman Sachs Capital	600,000	829,010	832,310	829,010	3,300
EUR vs. USD, expiring 5/5/14	Goldman Sachs Capital	100,000	138,661	138,735	138,661	74
GBP vs. USD, expiring 6/18/14	Goldman Sachs Capital	452,000	758,801	762,873	758,801	4,072
GBP vs. USD, expiring 6/18/14	JPMorgan Chase Bank	68,240	114,480	115,173	114,480	693
GBP vs. USD, expiring 6/18/14	Goldman Sachs Capital	165,000	275,936	278,482	275,936	2,546
JPY vs. USD, expiring 6/18/14	Goldman Sachs Capital	270,000,000	2,620,581	2,641,728	2,620,581	21,147
JPY vs. USD, expiring 6/18/14	JPMorgan Chase Bank	580,000,000	5,669,671	5,674,821	5,669,671	5,150
KRW vs. USD, expiring 6/2/14	Barclays plc	1,152,500,000	1,078,110	1,113,311	1,078,110	35,201
MXN vs. USD, expiring 6/2/14	Barclays plc	13,245,000	997,740	1,009,775	997,740	12,035
NOK vs. USD, expiring 6/18/14	JPMorgan Chase Bank	5,981,086	965,938	1,004,207	965,938	38,269
NZD vs. USD, expiring 6/18/14	JPMorgan Chase Bank	1,946,873	1,572,684	1,671,987	1,572,684	99,303
PLN vs. USD, expiring 6/2/14	Barclays plc	3,365,000	1,077,835	1,109,151	1,077,835	31,316

See Accompanying Notes to the Financial Statements.

39

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
RUB vs. USD, expiring 6/2/14	Barclays plc	33,800,000	989,172	$940,817	$989,172	$(48,355)
TRY vs. USD, expiring 6/2/14	Barclays plc	1,983,000	935,819	931,279	935,819	(4,540)
TWD vs. USD, expiring 6/3/14	Barclays plc	29,850,000	1,021,561	989,299	1,021,561	(32,262)
USD vs. BRL, expiring 6/2/14	Barclays plc	1,690,484	4,001,375	1,690,484	1,776,627	(86,143)
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	381,135	332,695	381,135	378,167	2,968
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	315,206	275,306	315,206	312,934	2,272
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	4,555,471	4,000,000	4,555,471	4,546,707	8,764
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	4,186,800	3,769,795	4,186,800	4,285,039	(98,239)
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	5,767,335	5,027,426	5,767,335	5,714,559	52,776
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	175,069	152,920	175,069	173,820	1,249
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	57,313	49,999	57,313	56,833	480
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	1,245,007	1,100,000	1,245,007	1,250,344	(5,337)
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	172,976	151,217	172,976	171,885	1,091
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	309,201	275,601	309,201	313,269	(4,068)
USD vs. CLP, expiring 6/2/14	Barclays plc	908,532	517,500,000	908,532	913,739	(5,207)
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	276,714	1,500,000	276,714	278,870	(2,156)
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	5,421,989	29,160,000	5,421,989	5,421,230	759
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	350,691	1,900,000	350,691	353,235	(2,544)
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	1,023,850	5,500,000	1,023,850	1,022,523	1,327
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	2,637,496	1,900,000	2,637,496	2,635,651	1,845
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	297,901	213,847	297,901	296,645	1,256

See Accompanying Notes to the Financial Statements.

40

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	104,181	74,941	$104,181	$103,957	$224
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	251,204	181,219	251,204	251,385	(181)
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	6,276,196	4,613,832	6,276,196	6,400,238	(124,042)
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	514,227	375,369	514,227	520,706	(6,479)
USD vs. EUR, expiring 5/14/14	JPMorgan Chase Bank	20,793,288	15,000,000	20,793,288	20,809,865	(16,577)
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	12,636,538	9,105,000	12,636,538	12,630,318	6,220
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	138,647	100,000	138,647	138,719	(72)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	165,900	99,805	165,900	168,448	(2,548)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	1,079,032	658,931	1,079,032	1,112,126	(33,094)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	767,685	461,447	767,685	778,818	(11,133)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	49,034	29,526	49,034	49,833	(799)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	1,025,044	617,000	1,025,044	1,041,357	(16,313)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	47,023	28,323	47,023	47,802	(779)
USD vs. GBP, expiring 5/14/14	JPMorgan Chase Bank	25,159,869	15,000,000	25,159,869	25,323,564	(163,695)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	260,204	154,759	260,204	261,198	(994)
USD vs. JPY, expiring 6/18/14	JPMorgan Chase Bank	3,150,040	321,304,100	3,150,040	3,143,695	6,345
USD vs. JPY, expiring 6/18/14	JPMorgan Chase Bank	8,292,914	856,260,000	8,292,914	8,377,797	(84,883)
USD vs. RUB, expiring 6/2/14	Barclays plc	931,386	33,800,000	931,386	940,816	(9,430)
USD vs. SEK, expiring 6/18/14	JPMorgan Chase Bank	4,262,495	27,300,000	4,262,495	4,194,970	67,525
USD vs. SEK, expiring 6/18/14	JPMorgan Chase Bank	289,752	1,900,000	289,752	291,958	(2,206)
USD vs. TRY, expiring 6/2/14	Barclays plc	841,681	1,983,000	841,681	931,279	(89,598)

See Accompanying Notes to the Financial Statements.

41

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
ZAR vs. USD, expiring 6/2/14	Barclays plc	5,090,000	475,212	$481,376	$475,212	$6,164
						$(249,342)

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended April 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — November 1, 2013	1,919	$247,458
Option written	13,075	2,428,249
Options terminated in closing purchase transactions	(12,151)	(2,277,980)
Options expired	(710)	(44,143)
Options exercised	—	—
Options outstanding — April 30, 2014	2,133	$353,584

See Accompanying Notes to the Financial Statements.

42

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

The Fund invested, as a percentage of net assets, in the following countries as of April 30, 2014:

Argentina	(0.1)%
Australia	(0.1)
Austria	(0.4)
Bahamas	0.0	*
Belgium	0.7
Bermuda	0.5
Brazil	(0.3)
Canada	0.6
Cayman Islands	0.1
Chile	(0.1)
China	(0.1)
Colombia	(0.1)
Cyprus	0.3
Denmark	0.5
Finland	0.0	*
France	0.5
Germany	1.0
Greece	0.0	*
Hong Kong	0.0	*
India	0.1
Ireland	0.5
Israel	0.2
Japan	0.0	*
Jersey	0.4
Liberia	(0.1)
Luxembourg	1.4
Mexico	0.0	*
Monaco	0.0	*
Netherlands	2.4
Norway	(0.1)
Panama	0.0	*
Peru	0.0	*
Puerto Rico	0.0	*
Russia	0.1
Singapore	0.1
South Africa	0.0	*
South Korea	0.0	*
Sweden	0.4
Switzerland	0.0	*
Taiwan	0.0	*
United Kingdom	1.6
United States	22.7
Other	67.3
	100.0%

*	Amount represents less than 0.05%

See Accompanying Notes to the Financial Statements.

43

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS

APRIL 30, 2014 (Unaudited)

Portfolio By Type of Security
	Long	Short
Common Stocks	89.5%	(22.4)%
Master Limited Partnership	0.4	—
Exchange Traded Funds	—	(32.0)
Mutual Funds	0.7	—
Purchased Options	0.2	—
Other Assets less Liabilities*	63.6
Total	154.4	(54.4)
*	Please refer to the Statements of Assets and Liabilities for additional details.

See Accompanying Notes to the Financial Statements.

44

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS — 89.5%
Aerospace & Defense — 0.8%
L-3 Communications Holdings, Inc.(a)	500	$57,685
Lockheed Martin Corp.(a)	700	114,898
Northrop Grumman Corp.(a)	900	109,359
Raytheon Co.(a)	400	38,192
Textron, Inc.(a)	100	4,090
TransDigm Group, Inc.(a)	395	70,259
		394,483
Air Freight & Logistics — 2.1%
FedEx Corp.	3,601	490,636
United Parcel Service, Inc., Class B(a)	5,080	500,380
		991,016
Airlines — 0.8%
American Airlines Group, Inc.*	8,619	302,268
Delta Air Lines, Inc.	300	11,049
Southwest Airlines Co.(a)	1,800	43,506
United Continental Holdings, Inc.(a)*	200	8,174
		364,997
Auto Components — 1.7%
Allison Transmission
Holdings, Inc.(a)	15,021	448,227
Cooper-Standard Holding, Inc.*	859	58,197
Goodyear Tire & Rubber Co./The	400	10,080
Lear Corp.(a)	700	58,142
TRW Automotive Holdings Corp.(a)*	2,819	226,507
		801,153
Automobiles — 0.6%
General Motors Co.	8,469	292,011

Banks — 2.9%
Danske Bank A/S	14,108	398,590
M&T Bank Corp.	3,400	414,834
PNC Financial Services Group, Inc./The(a)	1,600	134,464
Wells Fargo & Co.(a)	8,448	419,359
		1,367,247

	SHARES	VALUE

Beverages — 4.0%
Anheuser-Busch InBev N.V. (ADR)(a)	4,825	$510,581
Brown-Forman Corp., Class B(a)	6,094	546,754
Coca-Cola Co./The	5,700	232,503
Cott Corp.	23,619	191,786
Diageo plc (ADR)	3,393	416,593
		1,898,217
Building Products — 1.0%
Owens Corning	3,495	142,771
Ply Gem Holdings, Inc.*	8,600	109,650
USG Corp.(a)*	7,314	218,396
		470,817
Capital Markets — 0.5%
Ares Capital Corp.(a)	10,850	186,294
E*TRADE Financial Corp.*	2,300	51,635
Morgan Stanley	600	18,558
TD Ameritrade Holding Corp.(a)	100	3,190
		259,677
Chemicals — 7.2%
Agrium, Inc.(a)	200	19,214
Air Products & Chemicals, Inc.	6,099	716,754
Airgas, Inc.(b)	1,272	135,163
Akzo Nobel N.V.	3,854	296,697
American Vanguard Corp.	5,900	105,079
Axiall Corp.	5,016	233,746
Ecolab, Inc.	4,159	435,198
LyondellBasell Industries N.V., Class A	600	55,500
OMNOVA Solutions, Inc.*	13,967	127,379
Sherwin-Williams Co./The	2,412	482,014
Taminco Corp.*	4,800	96,432
W.R. Grace & Co.*	7,945	731,734
		3,434,910
Commercial Services & Supplies — 2.4%
Progressive Waste Solutions Ltd.	5,572	135,790
R.R. Donnelley & Sons Co.	7,449	131,102
Republic Services, Inc.	7,598	266,614
SP Plus Corp.*	9,087	221,905
Tyco International Ltd.	9,675	395,707
		1,151,118

See Accompanying Notes to the Financial Statements.

45

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Communications Equipment — 0.2%
Cisco Systems, Inc.(a)	2,300	$53,153
Juniper Networks, Inc.(a)*	700	17,283
		70,436
Construction & Engineering — 0.9%
Fluor Corp.	200	15,140
Great Lakes Dredge & Dock Corp.*	15,308	132,108
Quanta Services, Inc.(a)*	8,200	289,296
		436,544
Construction Materials — 0.2%
Holcim Ltd.*	1,158	106,050

Consumer Finance — 0.8%
SLM Corp.(a)	15,100	388,825

Containers & Packaging — 3.2%
Berry Plastics Group, Inc.*	2,100	47,229
Crown Holdings, Inc.*	5,065	238,916
Graphic Packaging Holding Co.*	51,308	526,420
Greif, Inc., Class A	3,546	192,158
Packaging Corp of America	700	46,641
Rock Tenn Co., Class A	2,455	234,722
Sonoco Products Co.	5,673	238,720
		1,524,806
Diversified Financial Services — 1.9%
ING Groep N.V. (CVA)*	21,867	310,501
Leucadia National Corp.(a)	8,800	224,576
Moody’s Corp.(a)	4,656	365,496
		900,573
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.(a)	11,041	515,946

Electrical Equipment — 1.5%
ABB Ltd.*	12,419	298,304
EnerSys, Inc.	5,468	369,527
Regal-Beloit Corp.	687	51,340
Sensata Technologies Holding N.V.(a)*	50	2,124
		721,295
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc.(a)	1,200	51,756
Checkpoint Systems, Inc.*	3,900	49,803
		101,559
	SHARES	VALUE

Energy Equipment & Services — 3.1%
Baker Hughes, Inc.	700	$48,930
Halliburton Co.	6,200	391,034
Helmerich & Payne, Inc.	200	21,730
Hornbeck Offshore Services, Inc.*	10,758	445,704
Nabors Industries Ltd.(a)	2,000	51,040
Noble Corp. plc	2,249	69,292
Ocean Rig UDW, Inc.*	14,356	236,874
Superior Energy Services, Inc.	3,500	115,220
Vantage Drilling Co.*	49,036	81,890
		1,461,714
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	4,954	573,079
Kroger Co./The(a)	700	32,228
Walgreen Co.(a)	3,985	270,581
Wal-Mart Stores, Inc.(a)	4,552	362,840
		1,238,728
Food Products — 2.2%
Archer-Daniels-Midland Co.(a)	1,600	69,968
Hillshire Brands Co./The	4,216	150,300
Lindt & Spruengli AG	6	349,938
Mondelez International, Inc., Class A	10,600	377,890
Tyson Foods, Inc., Class A(a)	1,800	75,546
		1,023,642
Health Care Equipment & Supplies — 1.2%
Alere, Inc.*	6,841	228,489
Becton Dickinson and Co.(b)	2,334	263,812
Haemonetics Corp.*	3,000	91,080
		583,381
Health Care Providers & Services — 0.4%
Aetna, Inc.(a)	700	50,015
Cardinal Health, Inc.(a)	800	55,608
HCA Holdings, Inc.(a)*	300	15,600
WellPoint, Inc.(a)	600	60,408
		181,631
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.(a)	1,300	64,623
Domino’s Pizza, Inc.	5,255	390,867
International Game Technology	12,650	158,757
Melco Crown Entertainment Ltd. (ADR)	2,400	82,032

See Accompanying Notes to the Financial Statements.

46

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.(a)	3,793	$270,593
		966,872
Household Durables — 0.7%
Mohawk Industries, Inc.(a)*	1,700	225,097
PulteGroup, Inc.(a)	400	7,356
Whirlpool Corp.(a)	700	107,366
		339,819
Household Products — 0.7%
Central Garden and Pet Co.*	5,539	45,032
Central Garden and Pet Co., Class A*	7,487	61,918
Colgate-Palmolive Co.	3,418	230,031
		336,981
Independent Power and Renewable Electricity Producers — 1.6%
Calpine Corp.*	13,800	316,434
NRG Energy, Inc.	13,000	425,360
		741,794
Insurance — 1.3%
Arthur J Gallagher & Co.	1,000	45,020
Hartford Financial Services Group, Inc./The(a)	12,200	437,614
MetLife, Inc.(a)	400	20,940
Prudential Financial, Inc.(a)	200	16,136
Reinsurance Group of America, Inc.	1,200	92,052
		611,762
Internet Software & Services — 1.2%
Equinix, Inc.*	1,400	262,934
Google, Inc., Class A*	548	293,114
		556,048
IT Services — 2.0%
Cardtronics, Inc.*	8,096	271,054
Computer Sciences Corp.	200	11,836
International Business Machines Corp.	5	982
MasterCard, Inc., Class A	7,900	581,045
Visa, Inc., Class A	422	85,502
Western Union Co./The(a)	100	1,587
Xerox Corp.(a)	100	1,209
		953,215

	SHARES	VALUE

Leisure Products — 0.4%
Hasbro, Inc.	2,000	$110,520
Mattel, Inc.	2,600	101,959
		212,479
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.(a)	700	79,800

Machinery — 3.6%
Briggs & Stratton Corp.	14,239	304,287
Caterpillar, Inc.	900	94,860
Flowserve Corp.	565	41,273
Timken Co./The(a)	4,947	312,057
Toro Co./The(a)	5,255	333,903
Trinity Industries, Inc.(a)	2,300	172,638
Volvo AB, Class B	21,135	333,170
Wartsila OYJ Abp	1,940	108,035
		1,700,223
Media — 7.7%
CBS Corp., Class B(a)	12,764	737,249
Cogeco Cable, Inc.	4,228	231,449
Comcast Corp., Class A(a)	7,605	392,394
DISH Network Corp., Class A(a)*	10,142	576,674
Liberty Global plc(a)*	12,602	484,295
Liberty Global plc, Class A*	1,205	47,983
Sirius XM Holdings, Inc.*	32,278	102,967
Time Warner, Inc.	2,285	151,861
Tribune Co.(a)*	5,400	419,850
Walt Disney Co./The	4,900	388,766
WPP plc	6,013	129,341
		3,662,829
Metals & Mining — 0.9%
Alcoa, Inc.	1,700	22,899
Freeport-McMoRan Copper & Gold, Inc.	1,400	48,118
Reliance Steel & Aluminum Co.(a)	100	7,082
ThyssenKrupp AG*	11,527	328,155
		406,254
Multiline Retail — 1.6%
Dollar General Corp.*	10,487	591,886
Macy’s, Inc.(a)	2,600	149,318
		741,204

See Accompanying Notes to the Financial Statements.

47

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.(a)	3,900	$386,178
Antero Resources Corp.(a)*	6,100	400,587
EOG Resources, Inc.	800	78,400
Halcon Resources Corp.*	20,263	111,852
HollyFrontier Corp.	200	10,518
Marathon Oil Corp.	1,500	54,225
Marathon Petroleum Corp.	800	74,360
Midstates Petroleum Co., Inc.*	9,311	54,935
Phillips 66(a)	600	49,932
SM Energy Co.(a)	300	22,239
Valero Energy Corp.	3,000	171,510
Whiting Petroleum Corp.(a)*	200	14,744
		1,429,480
Paper & Forest Products — 0.1%
International Paper Co.(a)	900	41,985

Personal Products — 0.0%†
Herbalife Ltd.(a)	100	5,998

Pharmaceuticals — 2.6%
AbbVie, Inc.	100	5,208
Actavis plc(a)*	1,188	242,744
Allergan, Inc.	1,307	216,753
AstraZeneca plc (ADR)	1,148	90,749
Mylan, Inc./PA*	3,920	199,058
Pfizer, Inc.	10,125	316,710
Salix Pharmaceuticals Ltd.(a)*	100	11,000
Teva Pharmaceutical Industries Ltd. (ADR)	3,017	147,411
		1,229,633
Professional Services — 0.5%
Towers Watson & Co., Class A(a)	1,967	220,737

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	1,227	102,479
Crown Castle International Corp.	1,934	140,660
Geo Group, Inc./The	6,717	225,221
		468,360
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A*	12,523	333,613

	SHARES	VALUE

Road & Rail — 2.7%
Hertz Global Holdings, Inc.*	18,307	$521,200
JB Hunt Transport Services, Inc.	677	51,520
Quality Distribution, Inc.*	13,282	166,955
Union Pacific Corp.(a)	2,963	564,244
		1,303,919
Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Ltd.(a)	2,626	166,751
Intel Corp.	1,200	32,028
Lam Research Corp.*	100	5,761
Micron Technology, Inc.(a)*	500	13,060
NVIDIA Corp.	1,900	35,093
NXP Semiconductor N.V.(a)*	8,443	503,372
Skyworks Solutions, Inc.*	400	16,420
		772,485
Software — 0.5%
Activision Blizzard, Inc.	500	10,005
Adobe Systems, Inc.(a)*	2,721	167,858
Microsoft Corp.(a)	1,200	48,480
		226,343
Specialty Retail — 6.5%
AutoZone, Inc.*	100	53,389
CST Brands, Inc.(b)	8,500	277,355
Dick’s Sporting Goods, Inc.	2,200	115,852
Foot Locker, Inc.	2,500	116,325
Gap, Inc./The	7,997	314,282
Home Depot, Inc./The	9,440	750,574
Lowe’s Cos., Inc.	2,900	133,139
Pep Boys-Manny Moe & Jack/The*	14,444	147,618
PetSmart, Inc.(a)	3,149	213,124
Rent-A-Center, Inc./TX	3,724	108,778
Ross Stores, Inc.	5,200	354,016
Tiffany & Co.(a)(b)	5,689	497,731
		3,082,183
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.(a)	100	59,009
Hewlett-Packard Co.	200	6,612
Seagate Technology plc(a)	300	15,774
Western Digital Corp.(a)	300	26,439
		107,834

See Accompanying Notes to the Financial Statements.

48

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Textiles, Apparel & Luxury Goods — 1.3%
Cie Financiere Richemont S.A.	3,357	$340,620
Coach, Inc.(b)	2,950	131,718
Hermes International	198	69,539
Lululemon Athletica, Inc.(a)*	1,200	55,116
Michael Kors Holdings Ltd.*	200	18,240
		615,233
Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp.*	6,574	25,704
Federal National Mortgage Association*	6,512	25,397
		51,101
Transportation Infrastructure — 0.1%
BBA Aviation plc	6,621	34,655

Wireless Telecommunication Services — 1.2%
SBA Communications Corp., Class A(a)*	1,211	108,699
Tim Participacoes S.A. (ADR)(a)	2,768	74,487
T-Mobile US, Inc.(a)*	13,232	387,565
		570,751
TOTAL COMMON STOCKS (cost $41,094,818)		42,484,366
MASTER LIMITED PARTNERSHIP — 0.4%
Capital Markets — 0.4%
Lazard Ltd., Class A	3,941	185,424
TOTAL MASTER LIMITED PARTNERSHIP (cost $173,434)		185,424
MUTUAL FUNDS — 0.7%
Apollo Tactical Income Fund, Inc.	1,514	27,267
BlackRock Corporate High Yield Fund, Inc.	7,395	90,367
Ivy High Income Opportunities Fund	2,295	42,595
KKR Income Opportunities Fund	2,671	48,185
Neuberger Berman High Yield Strategies Fund, Inc.	1,764	24,184
New America High Income Fund, Inc./The	3,285	32,752
Nuveen Dividend Advantage Municipal Fund 3	4,406	58,908
TOTAL MUTUAL FUNDS (cost $316,214)		324,258

	CONTRACTS	VALUE

PURCHASED OPTIONS — 0.2%
Call Options Purchased — 0.1%
Dow Chemicals Co./The,
6/21/2014 @ 50*	11	$1,606
6/21/2014 @ 55*	11	165
9/20/2014 @ 50*	7	1,652
9/20/2014 @ 55*	7	539
General Motor Co., 6/21/2014 @ 35*	103	10,300
Iron Mountain, Inc., 1/17/2015 @ 27.5*	34	11,900
Mylan, Inc., 7/19/2014 @ 50*	11	4,015
Powershares QQQ Trust series 1, 5/2/2014 @ 88*	11	297
SPDR S&P 500 ETF Trust, 1/17/2015 @ 186*	25	23,050
Valeant Pharmaceuticals International, Inc., 7/19/2014 @ 130*	14	15,680
		69,204
Put Options Purchased — 0.1%
SPDR S&P 500 ETF Trust, 1/17/2015 @ 186*	25	22,750
TOTAL PURCHASED OPTIONS (premiums paid $110,088)		91,954
TOTAL INVESTMENT IN SECURITIES (cost $41,694,554)		43,086,002

SECURITIES SOLD SHORT	SHARES

COMMON STOCKS — (22.4%)

Aerospace & Defense — (0.1%)
Boeing Co./The	(400)	(51,608)

Air Freight & Logistics — (0.0%)†
Expeditors International of Washington, Inc.	(100)	(4,124)

Auto Components — (0.3%)
Johnson Controls, Inc.	(3,300)	(148,962)

Automobiles — (0.2%)
Harley-Davidson, Inc.	(1,003)	(74,162)

Banks — (0.3%)
First Republic Bank/CA	(1,400)	(71,064)
Wells Fargo & Co.	(900)	(44,676)
Zions Bancorp.	(200)	(5,784)
		(121,524)

See Accompanying Notes to the Financial Statements.

49

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Beverages — (0.1%)
Brown-Forman Corp., Class B	(300)	$(26,916)
Monster Beverage Corp.*	(100)	(6,696)
		(33,612)
Capital Markets — (0.8%)
Charles Schwab Corp./The	(1,200)	(31,860)
State Street Corp.	(100)	(6,456)
T Rowe Price Group, Inc.	(3,300)	(271,029)
Waddell & Reed Financial, Inc., Class A	(900)	(60,705)
		(370,050)
Chemicals — (0.5%)
Dow Chemicals Co./The	(550)	(27,445)
Ecolab, Inc.	(100)	(10,464)
Huntsman Corp.	(7,700)	(192,885)
Sigma-Aldrich Corp.	(100)	(9,621)
		(240,415)
Commercial Services & Supplies — (0.2%)
Stericycle, Inc.*	(900)	(104,796)

Construction & Engineering — (0.6%)
Jacobs Engineering Group, Inc.*	(4,700)	(271,190)

Construction Materials — (0.0%)†
Vulcan Materials Co.	(200)	(12,906)

Diversified Financial Services — (0.5%)
Moody’s Corp.	(2,900)	(227,650)
NASDAQ OMX Group, Inc./The	(700)	(25,830)
		(253,480)
Diversified Telecommunication Services — (0.9%)
AT&T, Inc.	(9,200)	(328,440)
Frontier Communications Corp.	(1,000)	(5,950)
Verizon Communications, Inc.	(1,841)	(86,030)
		(420,420)
Electric Utilities — (0.7%)
Duke Energy Corp.	(2,400)	(178,776)
Southern Co./The	(3,200)	(146,656)
		(325,432)
Electrical Equipment — (0.6%)
Acuity Brands, Inc.	(1,600)	(199,312)
Roper Industries, Inc.	(600)	(83,370)
		(282,682)

	SHARES	VALUE

Electronic Equipment, Instruments & Components — (0.0%)†
Amphenol Corp., Class A	(200)	$(19,070)

Energy Equipment & Services — (2.5%)
C&J Energy Services, Inc.*	(1,932)	(58,076)
Cameron International Corp.*	(2,800)	(181,888)
Ensco plc, Class A	(6,000)	(302,700)
Gulfmark Offshore, Inc., Class A	(1,063)	(47,845)
National Oilwell Varco, Inc.	(4,100)	(321,973)
Transocean Ltd.	(5,900)	(254,113)
		(1,166,595)
Food & Staples Retailing — (0.1%)
Costco Wholesale Corp.	(200)	(23,136)
Whole Foods Market, Inc.	(400)	(19,880)
		(43,016)
Food Products — (1.1%)
General Mills, Inc.	(3,000)	(159,060)
Hormel Foods Corp.	(995)	(47,452)
JM Smucker Co./The	(700)	(67,676)
Kraft Foods Group, Inc.	(2,700)	(153,522)
McCormick & Co., Inc./MD	(1,000)	(71,200)
		(498,910)
Health Care Providers & Services — (0.0%)†
Catamaran Corp.*	(300)	(11,325)

Hotels, Restaurants & Leisure — (0.5%)
Carnival Corp.	(3,700)	(145,447)
Chipotle Mexican Grill, Inc.*	(100)	(49,850)
Dunkin’ Brands Group, Inc.	(400)	(18,204)
		(213,501)
Household Durables — (0.1%)
Lennar Corp., Class A	(200)	(7,718)
Toll Brothers, Inc.*	(700)	(23,968)
		(31,686)
Household Products — (0.5%)
Church & Dwight Co., Inc.	(2,900)	(200,129)
Colgate-Palmolive Co.	(600)	(40,380)
		(240,509)
Insurance — (1.2%)
ACE Ltd.	(1,600)	(163,712)
Alleghany Corp.*	(100)	(40,798)
American International Group, Inc.	(3,900)	(207,207)

See Accompanying Notes to the Financial Statements.

50

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Insurance (continued)
Aon plc	(700)	$(59,416)
Chubb Corp./The	(100)	(9,208)
Travelers Cos., Inc./The	(800)	(72,464)
		(552,805)
Internet & Catalog Retail — (0.0%)†
Groupon, Inc.*	(500)	(3,495)

Internet Software & Services — (0.0%)†
LinkedIn Corp., Class A*	(100)	(15,347)

IT Services — (0.0%)†
Gartner, Inc.*	(100)	(6,894)
International Business Machines Corp.	(5)	(982)
		(7,876)
Leisure Products — (0.5%)
Mattel, Inc.	(6,400)	(250,976)

Machinery — (0.7%)
Joy Global, Inc.	(100)	(6,038)
PACCAR, Inc.	(2,300)	(147,154)
Pentair Ltd.	(2,700)	(200,583)
		(353,775)
Media — (1.9%)
DIRECTV*	(3,500)	(271,600)
Discovery Communications, Inc., Class A*	(100)	(7,590)
News Corp., Class A*	(1,600)	(27,232)
Scripps Networks Interactive, Inc., Class A	(3,500)	(262,745)
Walt Disney Co./The	(4,000)	(317,360)
		(886,527)
Multiline Retail — (0.5%)
Nordstrom, Inc.	(4,000)	(245,120)

Multi-Utilities — (0.5%)
Dominion Resources, Inc.	(1,700)	(123,318)
Sempra Energy	(1,000)	(98,610)
		(221,928)
Oil, Gas & Consumable Fuels — (3.0%)
Apache Corp.	(3,500)	(303,800)
Cheniere Energy, Inc.*	(100)	(5,645)
Cimarex Energy Co.	(1,800)	(214,416)
Cobalt International Energy, Inc.*	(100)	(1,800)
Hess Corp.	(2,600)	(231,816)
Murphy Oil Corp.	(4,500)	(285,435)
	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	(1,200)	$(231,924)
Range Resources Corp.	(1,200)	(108,540)
Spectra Energy Corp.	(1,300)	(51,623)
		(1,434,999)
Personal Products — (0.0%)†
Estee Lauder Cos., Inc./ The, Class A	(200)	(14,514)

Real Estate Management & Development — (0.4%)
Jones Lang LaSalle, Inc.	(1,800)	(208,602)

Road & Rail — (0.3%)
Avis Budget Group, Inc.*	(2,600)	(136,734)
JB Hunt Transport Services, Inc.	(100)	(7,610)
Kansas City Southern	(100)	(10,088)
		(154,432)
Semiconductors & Semiconductor Equipment — (0.6%)
Cree, Inc.*	(100)	(4,717)
Linear Technology Corp.	(3,500)	(155,750)
Texas Instruments, Inc.	(2,500)	(113,625)
		(274,092)
Software — (0.3%)
Concur Technologies, Inc.*	(200)	(16,094)
NetSuite, Inc.*	(200)	(15,462)
Red Hat, Inc.*	(200)	(9,730)
Splunk, Inc.*	(100)	(5,457)
Workday, Inc., Class A*	(1,400)	(102,298)
		(149,041)
Specialty Retail — (0.9%)
Bed Bath & Beyond, Inc.*	(100)	(6,213)
CarMax, Inc.*	(800)	(35,024)
Urban Outfitters, Inc.*	(5,800)	(206,799)
Williams-Sonoma, Inc.	(3,200)	(201,024)
		(449,060)
Textiles, Apparel & Luxury Goods — (0.2%)
PVH Corp.	(400)	(50,228)
Under Armour, Inc., Class A*	(600)	(29,334)
		(79,562)
Trading Companies & Distributors — (0.5%)
Fastenal Co.	(1,000)	(50,080)
MSC Industrial Direct Co., Inc., Class A	(2,100)	(191,226)
		(241,306)

See Accompanying Notes to the Financial Statements.

51

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

	SHARES	VALUE

Wireless Telecommunication Services — (0.3%)
SBA Communications Corp., Class A*	(1,400)	$(125,664)
TOTAL COMMON STOCKS (proceeds received $10,507,981)		(10,609,096)
EXCHANGE TRADED FUNDS — (32.0%)
Consumer Discretionary Select Sector SPDR Fund	(1,800)	(114,912)
Consumer Staples Select Sector SPDR Fund	(12,790)	(565,830)
Energy Select Sector SPDR Fund	(4,017)	(376,553)
Financial Select Sector SPDR Fund	(6,200)	(136,152)
Health Care Select Sector SPDR Fund	(2,000)	(116,240)
Industrial Select Sector SPDR Fund	(5,162)	(273,741)
iShares Russell 2000 Index Fund	(7,756)	(868,517)
iShares Russell 2000 Value Index Fund	(15,425)	(1,516,123)
Materials Select Sector SPDR Fund	(4,297)	(204,967)
SPDR S&P 500 ETF Trust	(57,081)	(10,755,773)
Technology Select Sector SPDR Fund	(1,300)	(47,385)
Utilities Select Sector SPDR Fund	(4,900)	(212,072)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $14,607,161)		(15,188,265)
TOTAL SECURITIES SOLD SHORT (proceeds received $25,115,142)		(25,797,361)
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD SHORT (cost, net of proceeds received $16,579,412) — 36.4%		17,288,641
OTHER ASSETS
LESS LIABILITIES — 63.6%		30,163,148
NET ASSETS — 100.0%		$47,451,789

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At April 30, 2014, the aggregate amount held in a segregated account was $15,698,841.
(b)	All or portion of security on loan. The aggregate market value of such securities is $981,647 which was collateralized with the aggregate value of $997,979.

Abbreviations:

ADR — American Depositary Receipt

As of April 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,099,248
Aggregate gross unrealized depreciation	(1,390,019)
Net unrealized appreciation	$709,229
Federal income tax cost of investments	$16,579,412

See Accompanying Notes to the Financial Statements.

52

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Futures Contracts Short
	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized/ Depreciation

E-Mini S&P 500 Futures Contracts	USD	19	06/20/14	$1,751,023	$1,784,005	$(32,982)

Cash collateral in the amount of $82,175 was pledged to cover margin requirements for open futures contracts as of April 30, 2014.

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation
Morgan Stanley	Aozora Bank Ltd.	01/17/2050	JPY	69,000	$10,691
Morgan Stanley	AstraZeneca plc	01/17/2050	GBP	870	44
Morgan Stanley	NKSJ Holdings, Inc.	01/17/2050	JPY	8,400	5,226
Morgan Stanley	Orange S.A.	01/17/2050	EUR	10,743	14,653
Morgan Stanley	Severn Trent plc	01/17/2050	GBP	3,443	32
Morgan Stanley	Shire plc	01/17/2050	GBP	2,443	12,389
Morgan Stanley	SoftBank Corp.	01/17/2050	JPY	1,400	2,911
Morgan Stanley	Sony Financial Holdings, Inc.	01/17/2050	JPY	500	321
					$46,267

Short Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	Europartners Multi Investment Fund – Spain Index Plus	01/17/2050	EUR	753,048	$(47,872)
Morgan Stanley	iShares Russell 2000 ETF	01/17/2050	USD	4,614	12,056
					$(35,816)

Cash collateral in the amount of $720,000 was pledged for total return swap contracts as of April 30, 2014.

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
EUR vs. USD, expiring 6/18/14	JPMorgan Chase Bank	6,850	9,545	$9,503	$9,545	$(42)
EUR vs. USD, expiring 6/18/14	JPMorgan Chase Bank	20,000	27,630	27,744	27,630	114
EUR vs. USD, expiring 6/18/14	JPMorgan Chase Bank	39,239	54,221	54,431	54,221	210
EUR vs. USD, expiring 6/18/14	JPMorgan Chase Bank	75,000	103,437	104,039	103,437	602
GBP vs. USD, expiring 6/18/14	JPMorgan Chase Bank	6,726	11,284	11,352	11,284	68

See Accompanying Notes to the Financial Statements.

53

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Forward Foreign Currency Contracts (continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	58,357	50,974	$58,357	$57,941	$416
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	31,385	27,396	31,385	31,141	244
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	324,577	285,000	324,577	323,953	624
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	21,301	18,605	21,301	21,147	154
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	113,182	100,000	113,182	113,667	(485)
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	572,191	498,955	572,191	567,151	5,040
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	420,223	2,260,000	420,223	420,164	59
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	98,662	530,000	98,662	98,534	128
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	21,215	115,000	21,215	21,380	(165)
USD vs. DKK, expiring 6/18/14	JPMorgan Chase Bank	27,317	148,000	27,317	27,515	(198)
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	208,223	150,000	208,223	208,077	146
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	936,811	675,000	936,811	936,350	461
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	21,069	15,199	21,069	21,084	(15)
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	10,611	7,633	10,611	10,588	23
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	32,889	23,614	32,889	32,757	132
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	53,541	39,083	53,541	54,216	(675)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	4,909	2,957	4,909	4,991	(82)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	79,688	47,914	79,688	80,868	(1,180)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	5,032	3,030	5,032	5,114	(82)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	16,961	10,204	16,961	17,222	(261)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	27,074	16,102	27,074	27,177	(103)

See Accompanying Notes to the Financial Statements.

54

ARDEN ALTERNATIVE STRATEGIES II
SCHEDULE OF INVESTMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Forward Foreign Currency Contracts (continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. JPY, expiring 6/18/14	JPMorgan Chase Bank	41,646	4,300,000	$41,646	$42,072	$(426)
USD vs. SEK, expiring 6/18/14	JPMorgan Chase Bank	22,875	150,000	22,875	23,049	(174)
USD vs. SEK, expiring 6/18/14	JPMorgan Chase Bank	327,884	2,100,000	327,884	322,690	5,194
						$9,727

Currency Abbreviations:

CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Written Options:

Options written through the period ended April 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — February 3, 2014 (commencement of operations)	—	$—
Option written	14	1,281
Options terminated in closing purchase transactions	(14)	(1,281)
Options expired	—	—
Options exercised	—	—
Options outstanding — April 30, 2014	—	$—

See Accompanying Notes to the Financial Statements.

55

ARDEN ALTERNATIVE STRATEGIES II

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2014 (Unaudited)

The Fund invested, as a percentage of net assets, in the following countries as of April 30, 2014:

Belgium	1.1%
Bermuda	0.5
Brazil	0.2
Canada	1.3
Cyprus	0.5
Denmark	0.8
Finland	0.2
France	0.2
Germany	0.7
Hong Kong	0.2
Ireland	0.0 *
Israel	0.3
Netherlands	2.3
Singapore	0.4
Sweden	0.7
Switzerland	1.8
United Kingdom	1.9
United States	23.3
Other	63.6
100.0%

*	Amount represents less than 0.05%

See Accompanying Notes to the Financial Statements.

56

ARDEN INVESTMENT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2014 (Unaudited)

	Arden Alternative Strategies Fund (consolidated)**	Arden Alternative Strategies II
Assets
Investments in securities, at value (Cost $1,145,231,274 and $41,694,554, respectively)***	$1,190,928,857	$43,086,002
Cash	53,897,009	3,966,059
Foreign cash (Cost $25,992,551 and $237,576, respectively)	26,171,686	238,191
Due from brokers	21,263,498	720,000
Segregated cash balance with broker for futures contracts	4,918,074	82,175
Segregated cash balance with broker for securities sold short	733,940,179	26,793,315
Swap agreements, at value (Net upfront premium paid $2,823,921 and $—, respectively)	4,525,461	58,323
Unrealized appreciation on forward foreign currency contracts	649,493	13,615
Receivables:
Securities sold	178,159,894	542,599
Variation margin on centrally cleared swap agreements	6,066,973	—
Dividends and interest	2,028,566	8,308
Capital shares issued	1,941,968	178,790
Reclaims	86,940	1,324
Variation margin on future contracts	80,077	46,029
Prepaid expenses	4,148	—
Total Assets	2,224,662,823	75,734,730
Liabilities
Securities sold short, at value (Proceeds received $799,074,187 and $25,115,142, respectively)	820,753,316	25,797,361
Written Options, at value (Premiums received $353,584 and $—, respectively)	165,487	—
Swap agreements, at value (Net upfront premium received $5,111,095 and $—, respectively)	5,588,769	47,872
Unrealized depreciation on forward foreign currency contracts	898,835	3,888
Payables:
Securities purchased	185,086,221	1,222,807
Collateral received on securities loaned	75,951,091	997,979
Capital shares redeemed	365,182	—
Advisory fees (Note 5)	1,487,105	111,749
Trustees fees (Note 7)	22,376	9,555
Distribution fees	—	47
Accrued expenses and other liabilities	1,556,880	91,683
Total Liabilities	1,091,875,262	28,282,941
Net Assets	$1,132,787,561	$47,451,789

See Accompanying Notes to the Financial Statements.

57

ARDEN INVESTMENT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

APRIL 30, 2014 (Unaudited)

	Arden Alternative Strategies Fund (consolidated)**	Arden Alternative Strategies II
Net Assets Consist of:
Paid-in capital	$1,101,408,487	$46,800,617
Accumulated undistributed net investment income (loss)	(5,763,206)	22,509
Accumulated undistributed net realized gain (loss)	8,429,964	(68,233)
Net unrealized appreciation (depreciation) on:
Investments	45,697,583	1,391,448
Futures contracts	583,911	(32,982)
Written options	188,097	—
Securities sold short	(21,679,129)	(682,219)
Swap agreements	4,268,807	10,451
Translation of assets and liabilities denominated in foreign currencies	(97,611)	471
Forward foreign currency contracts	(249,342)	9,727
Net Assets	$1,132,787,561	$47,451,789
Net Assets, Class I	$1,132,787,561	$47,178,244
Net Assets, Class Advisor	—	$273,545
Shares Outstanding, Class I	109,233,718	4,639,658
Shares Outstanding, Class Advisor	—	26,908
Net Asset Value, Class I	$10.37	$10.17
Net Asset Value, Class Advisor	—	$10.17

**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.
***	Includes $75,095,002 and $981,647, respectively, of investments in securities on loan at value, plus accrued interest and dividends, if any.

See Accompanying Notes to the Financial Statements.

58

ARDEN INVESTMENT SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED APRIL 30, 2014 (Unaudited)

	Arden Alternative Strategies Fund (consolidated)**	Arden Alternative Strategies II
	Six Months Ended April 30, 2014	February 3, 2014* through April 30, 2014
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes $112,287 and $4,463, respectively)	$8,872,121	$341,129
Interest income	4,743,982	—
Securities lending income	257,142	1,082
Total Investment Income	13,873,245	342,211
EXPENSES
Investment management fees (Note 5)	9,872,612	186,076
Dividends on securities sold short	5,276,193	99,854
Financing fees on securities sold short	1,360,645	19,611
Interest on securities sold short	906,447	—
Administration fees (Note 6)	652,751	92,677
Transfer agent fees	516,902	23,889
Custody fees	417,368	49,689
Professional fees	247,840	117,090
Other fees	210,718	58,974
Printing and Shareholder reports	86,808	7,963
Trustees fees (Note 7)	14,876	9,555
Organizational and offering costs	—	55,741
Distribution fees — Advisor class	—	47
Total Expenses	19,563,160	721,166
Less: waivers and/or reimbursements by Adviser (Note 5)	(203,420)	(401,464)
Total Net Expenses	19,359,740	319,702
Net Investment Income (Loss)	(5,486,495)	22,509
NET REALIZED GAIN (LOSS) ON:
Investments in securities	66,077,689	504,861
Futures contracts	(2,014,268)	(88,803)
Forward foreign currency exchange contracts	(1,071,877)	(48,972)
Foreign currency transactions	522,253	(2,633)
Written options	437,040	971
In-kind redemptions of investments	376	—
Securities sold short	(40,417,719)	(422,578)
Swap agreements	4,081,374	(11,079)
Net Realized Gain (Loss)	27,614,868	(68,233)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(8,310,641)	1,391,448
Futures contracts	203,967	(32,982)
Written options	326,772	—
Securities sold short	6,217,897	(682,219)
Swap agreements	1,624,168	10,451
Translation of assets and liabilities denominated in foreign currencies.	(110,692)	471
Forward foreign currency contracts	201,271	9,727
Net Change in Unrealized Appreciation	152,742	696,896
Net Realized and Change in Unrealized Gain	27,767,610	628,663
Net Increase in Net Assets Resulting from Operations	$22,281,115	$651,172

*	Commencement of investment operations.
**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.

See Accompanying Notes to the Financial Statements.

59

ARDEN INVESTMENT SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Arden Alternative Strategies Fund (consolidated)**
	Six Months Ended April 30, 2014 (Unaudited)	For the period November 27, 2012* through October 31, 2013
OPERATIONS
Net investment income (loss)	$(5,486,495)	$(13,538,061)
Net realized gain (loss)	27,614,868	26,427,506
Net unrealized appreciation (depreciation)	152,742	28,559,574
Net Increase (Decrease) in Net Assets Resulting from Operations	22,281,115	41,449,019
DISTRIBUTIONS
Class I
Net realized gain	(33,995,013)	—
Total Distributions	(33,995,013)	—
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	132,751,223	1,110,075,043
Cost of shares redeemed	(56,543,994)	(117,454,845)
Reinvestments	33,995,013	—
Net Increase (Decrease) from Capital Transactions	110,202,242	992,620,198
Total Increase (Decrease) in Net Assets	98,488,344	1,034,069,217
NET ASSETS
Beginning of period	1,034,299,217	230,000
End of Period	$1,132,787,561	$1,034,299,217
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,763,206)	$(276,711)
SHARE TRANSACTIONS
Class I
Beginning of period	98,617,754	23,000
Shares issued	12,745,043	110,023,734
Shares redeemed	(5,426,364)	(11,428,980)
Shares reinvested	3,297,285	—
Shares Outstanding, End of Period	109,233,718	98,617,754

*	Commencement of investment operations.
**	Consolidated financial statement, see Note 1 in the Notes to Financial Statements for additional information.

See Accompanying Notes to the Financial Statements.

60

ARDEN INVESTMENT SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Arden Alternative Strategies II
February 3, 2014* through April 30, 2014 (Unaudited)
OPERATIONS
Net investment income (loss)	$22,509
Net realized gain (loss)	(68,233)
Net unrealized appreciation (depreciation)	696,896
Net Increase (Decrease) in Net Assets Resulting from Operations	651,172
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	46,526,075
Net Increase (Decrease) from Capital Transactions	46,526,075
Class Advisor
Proceeds from shares issued	274,592
Cost of shares redeemed	(50)
Net Increase (Decrease) from Capital Transactions	274,542
Total Increase (Decrease) in Net Assets	47,451,789
NET ASSETS
Beginning of period	—
End of Period	$47,451,789
Accumulated undistributed net investment income (loss) included in end of period net assets	$22,509
SHARE TRANSACTIONS
Class I
Beginning of period	—
Shares issued	4,639,658
Shares redeemed	—
Shares Outstanding, End of Period	4,639,658
Class Advisor
Beginning of period	—
Shares issued	26,913
Shares redeemed	(5)
Shares Outstanding, End of Period	26,908

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

61

ARDEN INVESTMENT SERIES TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGH THE PERIOD

	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Arden Alternative Strategies Fund
Class I
For the six months ended 04/30/14 (unaudited)	$10.49	$(0.05)	$0.27	$0.22	$—	$(0.34)	$—	$(0.34)
For the period 11/27/12*—10/31/13	10.00	(0.15)	0.64	0.49	—	—	—	—
Arden Alternative Strategies II
Class I
For the period 02/03/14*—04/30/14 (Unaudited)	10.00	0.01	0.16	0.17	—	—	—	—
Class Advisor
For the period 02/03/14*—04/30/14 (Unaudited)	10.00	0.01	0.16	0.17	—	—	—	—

*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(5)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2014.
(6)	Reflects overall fund ratios for non-class specific expenses

See Accompanying Notes to the Financial Statements.

62

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)							Total Return(3)
Net asset value, end of period	Expenses before waivers and after securities sold short		Expenses after waivers and after securities sold short		Expenses after waivers and before securities sold short		Net investment income (loss)	Net Asset Value(4)	Portfolio turnover rate (excluding short sales)(3)	Ending net assets (thousands)

$10.37	3.63%		3.60%		2.20%		(1.02)%	2.11%	215%	$1,132,788

10.49	3.28%		3.28%		2.43%		(1.59)%	4.90%	404%	1,034,299

10.17	6.74	%(5)	3.18%		1.99%		0.22%	1.70%	48%	$47,178

10.17	6.99	%(5)(6)	3.43	%(6)	2.24	%(6)	0.28%	1.70%	48%	$274

See Accompanying Notes to the Financial Statements.

63

ARDEN INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and individually, a “Fund”) as well as Arden Variable Alternative Strategies Fund (“AVASF”), which has been registered with the Securities and Exchange Commission but has not commenced operations.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could materially differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Investment in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of each Fund. If no sale is shown
64

ARDEN INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2014 (Unaudited)

on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board of Trustees (the “Board”). The Board has delegated to the Pricing Committee (“Pricing Committee”) the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment asset or liability; (ii) the principal market for the investment asset or liability; (iii) observations or market activity by the customary market participants in the principal market for the investment asset or liability; (iv) data assumptions by market participants for the investment asset or liability, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and ADR securities
65

ARDEN INVESTMENT SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2014 (Unaudited)

priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Trust approved triggers or thresholds. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party fair valuation pricing service vendor), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At April 30, 2014, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Money market funds with 60 days or less remaining to maturity are valued at amortized cost method, which approximates market value. Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded and mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a pricing vendor. Swap agreements are valued utilizing quotes received daily by the Funds from pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these
66

ARDEN INVESTMENT SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2014 (Unaudited)

securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of each Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies in the Statements of Operations.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 –	Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The following is a summary of the valuations at April 30, 2014 for each Fund based upon the three levels defined above. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. As of and for the period ended April 30, 2014, there were no transfers between Level 1, 2 or 3. At April 30, 2014, there were no Level 3 positions held.
67

ARDEN INVESTMENT SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Arden Alternative Strategies Fund

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$966,755,193	$—	$966,755,193
Master Limited Partnerships^	9,642,572	—	9,642,572
Preferred Stocks^	1,926,130	—	1,926,130
Exchange Traded Funds	4,255,226	—	4,255,226
Mutual Funds	3,806,727	—	3,806,727
Agency CMO	—	2,060,961	2,060,961
Corporate Bonds^	—	162,841,679	162,841,679
Municipal Bonds	—	15,633,948	15,633,948
Sovereign Governments	—	7,058,853	7,058,853
U.S. Government Securities	—	14,326,366	14,326,366
Warrants	1,012,138	—	1,012,138
Purchased Options	1,609,064	—	1,609,064
Total Investments	$989,007,050	$201,921,807	$1,190,928,857
Derivatives:
Futures Contracts*	$2,063,442	$—	$2,063,442
Equity Total Return Swap Contracts	—	474,882	474,882
Credit Default Swaps Contracts*	—	7,399,855	7,399,855
Interest Rate Swaps Contracts*	—	1,265,700	1,265,700
Forward Currency Contracts	—	649,493	649,493
Total Derivatives	$2,063,442	$9,789,930	$11,853,372

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$(471,309,170)	$—	$(471,309,170)
Exchange Traded Funds	(286,066,760)	—	(286,066,760)
Corporate Bonds^	—	(40,725,890)	(40,725,890)
U.S. Government Securities	—	(22,651,496)	(22,651,496)
Written Options	(165,487)	—	(165,487)
Total Investments	$(757,541,417)	$(63,377,386)	$(820,918,803)
Derivatives:
Futures Contracts*	$(1,479,531)	$—	$(1,479,531)
Equity Total Return Swap Contracts	—	(404,286)	(404,286)
Credit Default Swaps Contracts*	—	(5,606,991)	(5,606,991)
Contracts for Differences	—	(499,797)	(499,797)
Forward Currency Contracts	—	(898,835)	(898,835)
Total Derivatives	$(1,479,531)	$(7,409,909)	$(8,889,440)
68

ARDEN INVESTMENT SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
APRIL 30, 2014 (Unaudited)

Arden Alternative Strategies II

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$42,484,366	$—	$42,484,366
Master Limited Partnership^	185,424	—	185,424
Mutual Funds	324,258	—	324,258
Purchased Options	91,954	—	91,954
Total Investments	$43,086,002	$—	$43,086,002
Derivatives:
Equity Total Return Swap Contracts	$—	$58,323	$58,323
Forward Currency Contracts	—	13,615	13,615
Total Derivatives	$—	$71,938	$71,938

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$(10,609,096)	$—	$(10,609,096)
Exchange Traded Funds	(15,188,265)	—	(15,188,265)
Total Investments	$(25,797,361)	$—	$(25,797,361)
Derivatives:
Futures Contracts*	$(32,982)	$—	$(32,982)
Equity Total Return Swap Contracts	—	(47,872)	(47,872)
Forward Currency Contracts	—	(3,888)	(3,888)
Total Derivatives	$(32,982)	$(51,760)	$(84,742)
^	See Schedule of Investments for industry breakdown.
*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation as detailed in the futures contract and centrally cleared swaps on the Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Statements of Assets and Liabilities.

Foreign Securities and Forward Currency Exchange Contracts:

The Funds may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”) that represent indirect interests in securities of foreign issuers. Foreign securities in which the Funds may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Funds may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue their investment objectives. Forward contracts are transactions involving a Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow the Funds to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objective, such as when a Sub-Adviser anticipates that particular foreign currencies
69

ARDEN INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2014 (Unaudited)

will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There are no requirements that a Fund hedge all or any portion of its exposure to foreign currency risks.

Securities Sold Short:

The Funds engage in short sales, which are sales of securities which have been borrowed from a broker-dealer on the expectation that the market price will decline. If the price of the securities decreases, the Funds will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Funds may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets, to the lender as collateral. Each Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender). Cash deposited with a broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. A Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Funds.

Warrants and Rights:

The Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Options:

•	Written Options: Each Fund may write (sell) put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statements of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the derivative
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instrument, security, index or currency underlying the written option. Exercise of a written option could result in the Funds selling or buying a derivative instrument, security, index or currency at a price different from current market value.

•	Purchased Options: Each Fund may purchase put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. A Fund pays a premium which is included in its Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying derivative instrument, security, index or currency transaction to determine the realized gain or loss.

•	Swap Options (Swaptions): Each Fund may enter into swaptions similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Futures Contracts:

Futures contracts are agreements between a Fund and counterparty to buy or sell a financial instrument at a specified price and at a specified date. Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Funds might realize in trading could be eliminated by adverse changes in the exchange rate, or the Funds could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities, which are traded on domestic and foreign exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Upon entering into a futures contract, each Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Funds on a periodic basis, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes as an unrealized gain or loss on futures on the Statements of Assets and Liabilities until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures on the Statements of Operations. At April 30, 2014, each Fund had entered into long and short equity index futures contracts, foreign exchange rate futures contracts, interest rate futures contracts and commodity futures contracts.

Swap Agreements:

Each Fund may use swap agreements as part of its principal investment strategy to achieve its investment objective. Swap agreements include credit default, interest rate, equity total return swaps and contracts for differences. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.
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APRIL 30, 2014 (Unaudited)

•	Centrally Cleared Swap Contracts – Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as interest and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. Each Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing. The valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gains or losses are recorded which are reflected in the Statements of Operations.

•	Credit Default Swap Contracts – Each Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Any upfront payments paid are recoded as cost and any upfront fees received are recorded as proceeds and are shown as swap cost paid and swap cost received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the swap. Periodic payments received or paid by a Fund are recorded in its Statements of Operations as realized gains or losses, respectively. The credit default contracts are marked to market daily based upon quotations from a third-party pricing service or broker-dealers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upon the occurrence of a credit event, the difference between the notional amount and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts, which would mitigate its risk of loss. Risks of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding at April 30, 2014 for which a Fund is the seller of protection are disclosed in each Fund’s Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amount received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities. If a Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

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APRIL 30, 2014 (Unaudited)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the fair value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index. Implied credit spreads utilized in valuing the Funds’ investments as of April 30, 2014 are disclosed in each Fund’s Schedule of Investments.

•	Equity Total Return Swap Contracts – Each Fund enters into total return swaps to obtain exposure to an investment or market without owning a particular instrument or index or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

•	Contracts for Differences – Each Fund enters in to contracts for differences (“CFD”) as a way to gain exposure to an underlying security without owning the security. CFD contracts are generally entered into based on a specific amount of shares of the reference security. CFDs require the Funds to pay/receive an amount equal to the appreciation or depreciation of the security upon the end of the contract based on the number of shares. If a Fund is long the CFD, it will receive payments based on the appreciation of the underlying security at the end of a contractual period. If the underlying asset depreciates, the Fund will make such payments. In the normal course of business, the Funds enter in to both long and short CFD contracts.

•	Interest Rate Swaps Contracts – Each Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Funds are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by a third-party pricing service or broker-dealers and the change is recorded as unrealized gain or loss. Each Fund’s maximum risk of loss from counter-party credit risk in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Each Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master netting agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow a Fund to offset certain derivative financial instruments’ between each other and with collateral. At April 30, 2014, each Fund presented its derivative financial instruments gross in its Statements of Assets and Liabilities and has a policy not to offset collateral against the fair market value of derivative financial instruments.

The provisions of Accounting Standards Codification (“ASC”) Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives,
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APRIL 30, 2014 (Unaudited)

quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that: (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of these disclosures can be found below as well as in each Fund’s Schedule of Investments.

Swap agreements, contracts for differences, forward foreign currency contracts and swaptions entered into by the Funds are covered by ISDA Master Agreements, which may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in each Fund’s Schedule of Investments. The aggregate fair value of assets that are already posted as collateral for such instruments at April 30, 2014 are reflected in each Fund’s Statement of Assets and Liabilities. If a Fund’s applicable credit-risk related contingent features were triggered as of April 30, 2014, the Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. At April 30, 2014, credit-risk related contingency features were not triggered by the Funds.

The fair value of derivative instruments (not designated as hedging instruments under GAAP) reflected in the Statements of Assets and Liabilities as of period ended April 30, 2014 are as follows:

Arden Alternative Strategies Fund

	Assets					Liabilities
			Unrealized					Unrealized
Statements of	Unrealized		Appreciation			Unrealized		Depreciation
Asset and	Appreciation	Swap	on Forward			Depreciation	Swap	on Forward	Written
Liabilities	on Futures	Agreements	Currency	Purchased		on Futures	Agreements	Currency	Options
Location	Contracts(a)	at Value(b)	Contracts	Options(c)	Warrants(c)	Contracts(a)	at Value(b)	Contracts	at Value

Equity Risk Exposure	$633,436	$474,882	$—	$1,609,064	$1,012,138	$1,320,204	$904,083	$—	$165,487
Foreign Exchange Rate Risk Exposure	—	—	649,493	—	—	—	—	898,835	—
Interest Rate Risk Exposure	175,408	1,265,700	—	—	—	84,925	—	—	—
Credit Risk Exposure	—	7,399,855	—	—	—	—	5,606,991	—	—
Commodity Exposure	1,254,598	—	—	—	—	74,402	—	—	—
Total	$2,063,442	$9,140,437	$649,493	$1,609,064	$1,012,138	$1,479,531	$6,511,074	$898,835	$165,487

(a)	This amount represents the cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only variation margin for futures contracts is reported in the Statements of Assets and Liabilities.

(b)	This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Schedules of Investments. Only variation margin is reported for centrally cleared swap contracts in the Statements of Assets and Liabilities.

(c)	This amount is included within the Investments in Securities, at Value in the Statements of Assets and Liabilities.
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APRIL 30, 2014 (Unaudited)

	Net realized gain (loss) on derivatives recognized
	as a result from operations
			Forward
Statements of Operations			Foreign	Purchased
Location –	Futures	Swap	Currency	Options and	Written
Net Realized Gain (Loss)	Contracts	Agreements	Contracts	Swaptions(a)	Options	Warrants(a)
Equity Risk Exposure	$(2,007,890)	$2,261,442	$—	$(2,953,484)	$375,949	$(212,051)
Foreign Exchange Rate Risk Exposure	(186,597)	—	(1,071,877)	—	—	—
Interest Rate Risk Exposure	1,455,047	287,865	—	20,698	13,641	—
Credit Risk Exposure	—	1,532,067	—	(309,037)	47,450	—
Commodity Exposure	(1,274,828)	—	—	492,847	—	—
Total	$(2,014,268)	$4,081,374	$(1,071,877)	$(2,748,976)	$437,040	$(212,051)

(a)	This amount is included in the Net Realized Gain (Loss) on Investments in Securities in the Statements of Operations.

	Net Change in Unrealized appreciation (depreciation) recognized
	as a result from operations
Statements of Operations			Forward
Location –			Foreign	Purchased
Unrealized Appreciation	Futures	Swap	Currency	Options and	Written
Depreciation	Contracts	Agreements	Contracts	Swaptions(a)	Options	Warrants(a)
Equity Risk Exposure	$(369,937)	$(600,670)	$—	$(394,583)	$178,979	$(790,624)
Foreign Exchange Rate Risk Exposure	99,020	—	201,271	—	—	—
Interest Rate Risk Exposure	(619,040)	384,344	—	(120,528)	147,793	—
Credit Risk Exposure	—	1,840,494	—	2,648	—	—
Commodity Exposure	1,093,924	—	—	—	—	—
Total	$203,967	$1,624,168	$201,271	$(512,463)	$326,772	$(790,624)

(a)	This amount is included in the net change in Unrealized Appreciation (Depreciation) on Investments in Securities in the Statements of Operations.

Arden Alternative Strategies II

	Assets					Liabilities
			Unrealized					Unrealized
Statements of	Unrealized		Appreciation			Unrealized		Depreciation
Asset and	Appreciation	Swap	on Forward			Depreciation	Swap	on Forward	Written
Liabilities	on Futures	Agreements	Currency	Purchased		on Futures	Agreements	Currency	Options
Location	Contracts(a)	at Value(b)	Contracts	Options(c)	Warrants(c)	Contracts(a)	at Value(b)	Contracts	at Value

Equity Risk Exposure	$—	$58,323	$—	$91,954	$—	$32,982	$47,872	$—	$—
Foreign Exchange Rate Risk Exposure	—	—	13,615	—	—	—	—	3,888	—
Total	$—	$58,323	$13,615	$91,954	$—	$32,982	$47,872	$3,888	$—

(a)	This amount represents the cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only variation margin for futures contracts is reported in the Statements of Assets and Liabilities.

(b)	This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Schedules of Investments. Only variation margin is reported for centrally cleared swap contracts in the Statements of Assets and Liabilities.

(c)	This amount is included within the Investments in Securities, at Value in the Statements of Assets and Liabilities.
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APRIL 30, 2014 (Unaudited)

	Net realized gain (loss) on derivatives recognized as a result from operations
Statements of Operations Location – Net Realized Gain (Loss)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options and Swaptions(a)	Written Options
Equity Risk Exposure	$(88,803)	$(11,079)	$—	$—	$971
Foreign Exchange Rate Risk Exposure	—	—	(48,972)	—	—
Interest Rate Risk Exposure	—	—	—	—	—
Credit Risk Exposure	—	—	—	—	—
Commodity Exposure	—	—	—	—	—
Total	$(88,803)	$(11,079)	$(48,972)	$—	$971
(a) This amount is included in the Net Realized Gain (Loss) on Investments in Securities in the Statements of Operations.

	Unrealized appreciation (depreciation) recognized as a result from operations
Statements of Operations Location – Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options(a)	Written Options
Equity Risk Exposure	$(32,982)	$10,451	$—	$(18,134)	$—
Foreign Exchange Rate Risk Exposure	—	—	9,727	—	—
Interest Rate Risk Exposure	—	—	—	—	—
Credit Risk Exposure	—	—	—	—	—
Commodity Exposure	—	—	—	—	—
Total	$(32,982)	$10,451	$9,727	$(18,134)	$—

(a)	This amount is included in the Unrealized Appreciation (Depreciation) on Investments in Securities in the Statements of Operations.

For the period ended April 30, 2014, the quarterly average values of the derivatives held by each Fund, which represents trading activity for the period then ended were as follows

	Arden Alternative Strategies Fund	Arden Alternative Strategies II
Commodity Risk Exposure:
Average value of purchased	$21,815,570	$—
Average value of sold	11,075,494	—

Credit Risk Exposure:
Average value of purchased	5,632,341	—
Average value of sold	5,010,755	—

Equity Risk Exposure:
Average value of purchased	55,523,259	151,937
Average value of sold	48,659,728	1,833,536

Forward Exchange Rate Risk Exposure:
Average value of purchased	49,553,656	207,069
Average value of sold	116,784,880	1,833,536

Interest Rate Exposure:
Average value of purchased	390,341,931	—
Average value of sold	20,886,296	—

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APRIL 30, 2014 (Unaudited)

Offsetting of Financial and Derivative Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with FASB ASC Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC Topic 210 “Balance Sheet” or ASC Topic 815, or subject to an enforceable master netting arrangement or similar arrangement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Funds adopted the disclosure requirement on netting for the current reporting period.

Included within the tables are contracts for differences, forward foreign currency contracts and non-centrally cleared swap agreements, as applicable, as of April 30, 2014.

Assets

		Gross amounts not offset in the Statement of Assets and Liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the Statement of Assets and Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
Barclays plc	$1,625,187	$(533,288)	$—	$1,091,899
Goldman Sachs Capital	949,225	(454,902)	—	494,323
JPMorgan Chase Bank	1,289,886	(1,289,886)	—	—
Morgan Stanley	1,310,656	(1,310,656)	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$5,174,954	$(3,588,732)	$—	$1,586,222

Liabilities

		Gross amounts not offset in the Statement of Assets and Liabilities
Arden Alternative Strategies Fund	Gross amounts presented in the Statement of Assets and Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
Barclays plc	$(533,288)	$533,288	$—	$—
Goldman Sachs Capital	(454,902)	454,902	—	—
JPMorgan Chase Bank	(2,076,609)	1,289,886	786,723	—
Morgan Stanley	(3,422,805)	1,310,656	2,112,149	—
Total derivatives subject to a master netting arrangement or similar agreement	$(6,487,604)	$3,588,732	$2,898,872	$—
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APRIL 30, 2014 (Unaudited)

Assets

		Gross amounts not offset in the Statement of Assets and Liabilities
Arden Alternative Strategies II	Gross amounts presented in the Statement of Assets and Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
JPMorgan Chase Bank	$13,615	$(3,888)	$—	$9,727
Morgan Stanley	58,323	(47,872)	—	10,451
Total derivatives subject to a master netting arrangement or similar agreement	$71,938	$(51,760)	$—	$20,178

Liabilities

		Gross amounts not offset in the Statement of Assets and Liabilities
Arden Alternative Strategies II	Gross amounts presented in the Statement of Assets and Liabilities	Financial instruments	Collateral received	Net amount
Counterparty
JPMorgan Chase Bank	$(3,888)	$3,888	$—	$—
Morgan Stanley	(47,872)	47,872	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$(51,760)	$51,760	$—	$—

Centrally cleared swap agreements, futures contracts and written options are not subject to a master netting arrangement or similar agreement.

Securities Lending:

Each Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds’ total assets. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may, subject to certain notice requirements, at any time call the loans and obtain the return of the securities loaned. Each Fund will be entitled to the interest and dividends on its loaned securities. These loans are expected to be used to leverage a Fund’s assets i.e., while the Fund continues to receive the income on the loaned securities, it can invest the cash collateral received in any securities or instruments consistent with its investment objective and earn returns thereon. Each Fund will be required to return the collateral with the interest at a predetermined fixed or floating rate and because its interest obligations and transaction costs may turn out to be greater or less than the return on the Fund’s investments of the collateral, the Fund may lose or gain from engaging in the securities lending transaction. The Funds also continue to receive income on loaned securities while earning returns on the cash amounts reinvested for the purchase of investment in securities. Income from securities lending, totaling $257,142 and $1,082, respectively, are included in securities lending income in each Fund’s Statement of Operations. At April 30, 2014, all collateral of such lending was in cash.

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The value of loaned securities and related collateral at April 30, 2014 was as follows:

Fund	Market value of securities loaned	Market value of collateral received on securities loaned	Market value of investments of cash collateral received
Arden Alternative Strategies Fund	$75,095,002	$75,095,002	$—
Arden Alternative Strategies II	981,647	981,647	—

Securities Traded on To-Be-Announced:

Each Fund may from time to time purchase, or sell short, securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in its records in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Indemnifications:

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds have not had such claims or losses through April 30, 2014 pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired. The amortized cost method of valuation, which approximates market value, generally is used to value cash equivalents.

Organizational and Offering Costs:

Any and all organizational offering costs incurred in connection with the organization and offering of the Trust have been paid by the Adviser and subsequently reimbursed by the Funds. Organizational costs are expensed as incurred and offering costs are amortized over 12 months beginning on date of commencement of operations.

Dividends and Capital Gain Distributions:

Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional shares, unless shareholders have elected to have the distributions paid in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at the prevailing NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares.

Federal Income Tax:

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing substantially all of its net

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APRIL 30, 2014 (Unaudited)

investment income during each calendar year, net realized capital gains and certain other amounts during each calendar year, if any, the Funds intend not to be subject to a federal excise tax.

As of October 31, 2013, management of each Fund has reviewed the open tax period since inception and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Each Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2013, the Funds did not incur any interest or penalties.

3.	Investment Transactions and Related Income

Investment transactions are accounted on trade date for financial reporting purposes. Interest income and expense is recognized on an accrual basis. Bond discounts are accreted and premiums are amortized over the expected life of each applicable security using the yield to maturity method. Dividend income and expense is recorded on the ex-dividend date. Realized gains or losses on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

4.	Purchase and Redemption of Shares

AASF currently offers Class I shares and AAS II currently offers Class A, C, R, I and Advisor shares. The Board may establish additional classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights. The Funds’ shares do not charge redemption fees.

AASF’s Class I shares are offered primarily for investors who are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with the Distributor (as defined below) to offer Class I Shares. The minimum initial investment for Class I shares of AASF is $1,000. The minimum initial investment for Class I Shares purchased by retirement accounts (such as IRAs) is $500. Subsequent investments in Class I shares must be made in amounts of $500 or more. For AAS II, the minimum initial investment for Class A, Class C, Class R shares and Advisor Class shares is $1,000. Subsequent investments for those classes must be made in amounts of $500 or more. Class I shares of AAS II are only offered to certain eligible investors meeting a minimum initial investment of $100,000 (with subsequent investments subject to a $1,000 minimum). Investors meeting these requirements must fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(K) or 457 plans) meeting a $5 million minimum initial investment amount; (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of the Adviser. Class I shares of both AASF and AAS II may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Shares may be redeemed at any time and in any amount by contacting any broker or investment professional authorized by the Funds or the Distributor (as defined below) to sell shares or by contacting management of the Funds by mail or telephone.
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NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2014 (Unaudited)

5.	Investment Advisory Agreement

Under the terms of the Trust’s investment advisory agreements (collectively the “Advisory Agreement”), the Adviser is subject to the general supervision of the Board and manages each Fund in accordance with its investment objective and policies. The Adviser is responsible for all decisions with respect to purchases and sales of portfolio investments. As compensation for its advisory services and assumption of Fund expenses, the Adviser is entitled to an investment management fee from each Fund, computed daily and payable monthly, at an annual rate in accordance with the following schedule: (i) 1.85% of total average annual net assets of each Fund up to and including $1 billion; (ii) 1.65% of total average annual net assets of each Fund in excess of $1 billion and up to and including the next $1 billion; and (iii) 1.50% of total average annual net assets of each Fund in excess of $2 billion. During the period ended April 30, 2014, AASF and AAS II incurred fees of $9,872,612 and $186,076, respectively, of which $1,487,105 and $111,749, respectively, remain payable at period end.

The Adviser has contractually agreed, pursuant to an expense limitation and reimbursement agreements (“Expense Limitation Agreement”), to pay or absorb the ordinary operating expenses (excluding any Underlying Fund fees and expenses, fees paid pursuant to a Rule 12b-1 plan, if any, dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Funds), to the extent necessary to limit the ordinary operating expenses of each Fund’s share classes to 1.99% per annum of the average daily net assets for AASF and AAS II. Prior to April 1, 2014, the expense limitation for AASF’s Class I shares was 2.50%. Additionally, the Expense Limitation Agreement provides that the Adviser will waive its advisory fee payable under the Advisory Agreement to the extent necessary to reimburse each Fund for any management fees to which it is subject as an investor in Underlying Funds that are not exchange-traded funds. The Expense Limitation Agreement for Class I shares of AASF will terminate on October 31, 2015, unless terminated sooner by AASF’s Board. After such date, it may by renewed, terminated or revised by the Adviser. The Expense Limitation Agreement for each share Class of AAS II will remain in effect indefinitely unless terminated or changed by AAS II’s Board. During the period ended April 30, 2014, there were $203,420 for AASF and $401,464 ($400,253 for Class I and $1,211 for Advisor Class) for AAS II reimbursed expenses related to the Expense Limitation Agreement.

6.	Other Agreements

Pursuant to the sub-advisory agreements (“Sub-Advisory Agreements”), the Sub-Advisers have been delegated responsibility for the day-to-day management of the assets of the Funds allocated to such Sub-Advisers. Each Sub-Advisory Agreement provides in substance that the Sub-Advisers will make and implement investment decisions for the Funds in their discretion and will implement investment programs for the Funds’ assets. The Sub-Advisory Agreements provide that the services rendered will be paid for by the Adviser from the investment management fees received by the Adviser.

JPMorgan Chase Bank, N.A. serves as the administrator (the “Administrator”) to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator a monthly fee, accrued daily and based on average net assets plus transaction charges pursuant to the agreements.

JPMorgan Chase Bank, N.A. serves as the custodian to the Funds in accordance with custodian agreement. Custodian fees are payable monthly by each Fund based on its aggregate value of the assets consisting of securities and cash held in custody accounts.

U.S. Bancorp Fund Services LLC serves as the transfer agent to the Funds.

Arden Securities LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.
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NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2014 (Unaudited)

7.	Trustee Fees and Related Parties

At April 30, 2014, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity.

The Trust compensates each Trustee who is not an officer, director or employee of the Trust, for his or her services as a trustee of the Trust or as a member of the Board. The independent Trustees are each paid an annual retainer of $10,000 by each Fund, and are reimbursed for travel-related expenses by the Trust. The Trustees do not receive any pension or retirement benefits from the funds in the Fund Complex. The “Fund Complex” includes AASF, AAS II and AVASF (all of which are series of the Trust), as well as Arden Sage Multi-Strategy Master Fund, L.L.C., Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Triton Fund, L.L.C. and Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

8.	Investment Transactions

For the period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments and U.S. government and agency securities and derivative investments, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
Arden Alternative Strategies Fund	$2,453,409,473	$1,573,070,702	$2,205,987,157	$1,868,412,158
Arden Alternative Strategies II	60,686,923	14,535,808	19,612,078	39,228,698

9.	Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of your investment in a Fund could decline and you could lose money. Also, there is no assurance that the Adviser or the Sub-Advisers will achieve the Funds’ objectives.

As an investor in a Fund, your investment is subject to the following risks:

Counterparty Credit Risk is the risk with respect to its use of derivatives and short sale transactions. If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser or a Sub-Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy. The Adviser and Sub-Advisers will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Funds. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Multi-Manager Risk is the risk that the success of a Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Fund’s investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

Event Driven Trading involves the risk that the event identified may not occur as anticipated or may not have the anticipated effect, which may result in a negative impact upon the market price of securities held by the Funds.

Equity Market Risk is the risk that the market value of the securities in which the Funds invest may fall or fail to rise.

Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.
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NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2014 (Unaudited)

Differential Strategy Risk is the risk that based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for a Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Advisers (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Fund’s performance to deviate materially from those of the Related Accounts.

Risks of Foreign Investing is the risk that because the Funds may invest in foreign securities, the Funds may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Funds trade in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore funds.

Derivative Risk is the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives may be a significant component of a Fund’s investment strategy.

Derivatives Forward Foreign Currency Contracts Risk is the risk that a Fund may be exposed to when it agrees to enter into a type of derivative contract whereby the Funds may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign currency value fluctuations. The Funds’ investments or hedging strategies may not achieve their objectives. Investments in these instruments also subject the Funds to counterparty risk.

Derivatives Futures Risk is the risk that a Fund may be exposed to if it enters into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. These risks are in addition to the general “Derivatives Risks” described above.

Derivatives Options Risk is the risk that a Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If a Fund sells a put option, there is a risk that it may be required to buy the underlying asset at a disadvantageous price. If a Fund sells a call option, there is a risk that it may be required to sell the underlying asset at a disadvantageous price. If a Fund sells a call option on an underlying asset that it owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.
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NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2014 (Unaudited)

Derivatives Swaps/Contracts for Differences Risk involves greater risks than direct investment in the underlying securities because swaps and contracts for differences are subject to the risks relating to “Derivatives” described above. Further, total return swaps and contracts for differences are also subject to the particular risk that they could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Short Sales are expected to comprise a significant component of the Funds’ investment strategies. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Funds to leverage risk (i.e., the risk that losses could well exceed the Funds’ investments). This can occur, for example, when a Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Debt Securities held by the Funds are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Funds may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Funds to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

Convertible Securities held by the Funds are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

Leverage is speculative and can involve significant risk of loss. Some, or all, of the Funds’ Sub-Advisers may borrow money from banks for investment purposes and, thus, the Funds may make margin purchases of securities, to the extent permitted by the 1940 Act. The Funds are also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using short sales, securities lending, derivatives or other instruments where the risk of loss exceeds the amount invested.

Securities Lending Risk can involve risk of loss. A loan may be terminated at any time by the borrower or by a Fund upon notice. Upon termination, the borrower is obligated to return the loaned securities within three business days (one day in the case of government securities). Any gain or loss in the market price of the loaned securities during the course of the loan continues to inure to the Fund’s benefit or downside risk. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. However, loans of securities will be made only to companies the Adviser or the Funds’ Administrator deems to be creditworthy (such creditworthiness will be determined based on procedures approved by the Board) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities.

Company Risk is the risk that a company in which the Funds are invested may perform poorly, and therefore, the value of its stocks and other securities may decline.

Emerging and Developing Markets Risk is the risk associated with the Funds’ investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.
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Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended April 30, 2014.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended April 30, 2014.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per period before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the periods. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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Expense Examples (Unaudited) (Continued)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Arden Alternative Strategies Fund (a)
Class I
Actual	$1,000.00	$1,021.10	$18.04	3.60	%**
Hypothetical	$1,000.00	$1,006.94	$17.91	3.60%
Arden Alternative Strategies II (b)
Class I
Actual	$1,000.00	$1,017.00	$7.56	3.18	%**
Hypothetical	$1,000.00	$1,009.03	$15.84	3.18%
Class Advisor
Actual	$1,000.00	$1,017.00	$8.15	3.43	%**
Hypothetical	$1,000.00	$1,007.79	$17.08	3.43%

*	Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).

**	The annualized expense ratio, excluding dividend and interest expense associated with securities sold short, is 2.20%, 1.99% and 2.24%, respectively.

(a)	Effective April 1, 2014, AASF changed its Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement from 2.50% to 1.99%. Had this expense been in effect throughout the entire most recent fiscal half-year, the corresponding table above would have read as follows:

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During the Period*	Expense Ratio During Period
Arden Alternative Strategies Fund
Class I
Actual	$1,000.00	$1,021.10	$9.97	1.99%
Hypothetical	$1,000.00	$1,014.93	$9.94	1.99%

*	Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).

(b)	AAS II commenced operations on February 3, 2014. Actual Expenses Paid During the Period are equal to AAS II’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 86 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the period are equal to AAS II’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).
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Additional Information

(Unaudited)

Proxy Voting Information

The Trust’s Proxy Voting Policies and Procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be made available without charge, upon request, by visiting the Funds’ Website at www.ardenfunds.com or the SEC’s website at http://www.sec.gov. or by calling (866) 773-7145.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds” Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

(Unaudited)

Approval of Investment Sub-Advisory Agreement

At the meeting of the Board of Trustees (the “Board”) of Arden Investment Series Trust (the “Trust”) held on March 6, 2014, the Board, including all of the Independent Trustees, unanimously approved the proposed Sub-Advisory Agreement between Whitebox Advisors LLC (the “Sub-Adviser”) and Arden Asset Management LLC (“Arden”) for Arden Alternative Strategies Fund and Arden Alternative Strategies II (collectively, the “Fund”), each a series of the Trust (the “Sub-Advisory Agreement”). The Board had discussions with the Sub-Adviser. The Board also had discussions with Arden and reviewed and considered various written materials and oral presentations in connection with the Sub-Adviser’s proposed services, including with respect to the nature, extent and quality of services, profitability and fees and expenses, investment performance and the code of ethics and compliance program of the Sub-Adviser. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement.

The Nature, Quality and Extent of Services to be Provided by the Sub-Adviser

The Independent Trustees reviewed the presentation of the Sub-Adviser provided to the Board regarding its proposed services to the Fund. In connection with the sub-advisory services proposed to be provided to the Fund, the Independent Trustees discussed the resources proposed to be dedicated to the Fund by the Sub-Adviser, including the Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered the Sub-Adviser’s ability to perform its obligations to the Fund and adhere to the Fund’s investment restrictions. The Trustees observed the scope of services required to be performed under the proposed Sub-Advisory Agreement. The Board also considered the Sub-Adviser’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Fund. The Trustees also considered the compliance diligence conducted on the Sub-Adviser and the Trust’s Chief Compliance Officer’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Fund will receive the services required from the Sub-Adviser under the Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance of the Sub-Adviser

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory arrangements. The Board reviewed the Sub-Adviser’s investment performance. At the meeting, the Board observed that Whitebox had been managing 1940 Act products since 2012 and had delivered strong performance results for its other accounts managed using similar strategies to that to be employed by the Fund. Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Sub-Adviser was in a position to provide a high quality and level of service to the Fund.

Cost of the Services to be Provided and Profits to be Realized by the Sub-Adviser from its Relationship with the Fund

The Independent Trustees reviewed the proposed cost of services to be provided by the Sub-Adviser and the proposed fees to be paid under the Sub-Advisory Agreement, which would not be paid by the Fund. It was noted that the fees to be paid under the Sub-Advisory Agreement would not be paid by the Fund, but rather by Arden. Because the Sub-Advisory Agreement was negotiated at arms-length by Arden, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Adviser from its relationship with the Fund. The Trustees considered that the proposed sub-advisory fee was within the range of those paid to the current sub-advisers to the Fund. The Trustees also reviewed the other accounts managed by the Sub-Adviser. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the proposed fees under the Sub-Advisory Agreement were fair and reasonable in light of the services proposed to be provided to the Fund.

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BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Independent Trustees noted that economies of scale may be realized when the Fund’s assets increase significantly. They observed that breakpoints were in place to allow for the realization of economies of scale as Fund assets exceed $1.0 billion. It was observed that while the Sub-Advisory Agreement did not currently provide for any breakpoints therein, Arden indicated that it could seek to negotiate breakpoints if the Sub-Adviser’s allocated portion of the Fund it manages were to exceed $100 million. The Independent Trustees agreed to revisit the economies of scale discussion as assets in the Fund rise materially.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fee was fair and reasonable in light of the services proposed to be provided by the Sub-Adviser. In reaching this conclusion, no single factor reviewed by the Independent Trustees was determinative. At the meeting, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement.

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ARDEN ASSET MANAGEMENT LLC

375 PARK AVENUE

32ND FLOOR

NEW YORK, NEW YORK 10152

TELEPHONE (212) 751-5252

FACSIMILE (212) 446-2050

Dated as of August 1, 2011

This Privacy Notice applies to Arden Asset Management LLC (the “Adviser”) and has been adopted by the funds that are advised by the Adviser (the “Funds”). This Privacy Notice describes the Adviser’s policies with respect to nonpublic personal information of investors, prospective investors and former investors. These policies apply to individuals only and are subject to change.

The Adviser collects and maintains nonpublic personal information about investors as follows:

•	Information we receive in subscription agreements, investor questionnaires and other forms which investors complete and submit to us, such as names, addresses, phone numbers, social security numbers, and, in some cases, employment, asset, income and other household information;

•	Information we receive and maintain relating to an investor’s capital account, such as profit and loss allocations and capital withdrawals and additions;

•	Information about investments in and other transactions with the Funds and their affiliates; and

•	Information we receive about an investor from the investor’s purchaser representative, financial advisor, investment consultant or other financial institution with whom the Adviser or a Fund has a relationship and/or whom the investor may have authorized to provide such information to the Adviser or a Fund.

The Adviser does not disclose any nonpublic personal information about its investors or former investors to any third parties except as may be required by law. The Adviser may, however, disclose information about an investor or former investor to a person acting in a fiduciary or representative capacity on behalf of such investor or former investor (such as an IRA custodian or Trustee of a grantor trust), as well as to various third-party agents of the Funds as part of the necessary and routine operations of a Fund, including the Fund’s legal counsel, auditors, administrator and bank.

On all occasions when it is necessary for us to share this information with these third-party agents, we require that such information only be used for the limited purpose for which it is shared and advise these third-party agents not to further share this information with others except to fulfill that limited purpose.

The Adviser takes its responsibility to protect the privacy and confidentiality of investor information very seriously. We maintain appropriate physical, electronic and procedural safeguards to guard investors’ nonpublic personal information. We provide investors with a Privacy Notice as part of their subscription materials and annually after that. If the Adviser changes its privacy policies to permit it or its affiliates to share additional information the Adviser has about investors or to permit disclosures to additional types of parties, the investors will be notified in advance, and, if required by law, the investors will be given the opportunity to opt out of such additional disclosure and to direct us not to share investor information with such parties.

If you have any questions or concerns about this Privacy Notice, please contact us at the above address and telephone numbers.

Arden Investment Series Trust

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry P. Davis
Henry P. Davis
Chief Executive Officer
July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Henry P. Davis
Henry P. Davis
Chief Executive Officer
July 1, 2014

By:	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer
July 1, 2014